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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)

                    151 Detroit Street, Denver, Colorado  80206
(Address of principal executive offices)                (Zip code)

      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     303-333-3863

Date of fiscal year end:    12/31

Date of reporting period:    3/31/05

Item 1. Schedule of Investments.
---------------------------------
Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 54.8%
Aerospace and Defense - 1.2%
              620,019    Lockheed Martin Corp.                                                                      $   37,858,360
Audio and Video Products - 0%
                  168    Harman International Industries, Inc.#                                                             14,861
Automotive - Cars and Light Trucks - 0.4%
              266,900    BMW A.G.**                                                                                     12,103,125
Automotive - Truck Parts and Equipment - Original - 0.7%
              470,123    Lear Corp.#                                                                                    20,854,656
Beverages - Non-Alcoholic - 0.8%
              442,344    PepsiCo, Inc.                                                                                  23,457,502
Casino Hotels - 0.9%
              403,180    Harrah's Entertainment, Inc.#                                                                  26,037,364
Chemicals - Specialty - 1.1%
              580,969    Syngenta A.G. (ADR)*                                                                           12,200,349
              198,429    Syngenta A.G.*                                                                                 20,711,835
                                                                                                                        32,912,184
Computers - 0.8%
              260,018    IBM Corp.                                                                                      23,760,445
Computers - Peripheral Equipment - 0.3%
              128,402    Lexmark International Group, Inc. - Class A*,#                                                 10,268,308
Cosmetics and Toiletries - 1.2%
              702,880    Procter & Gamble Co.                                                                           37,252,640
Diversified Operations - 5.5%
              243,767    3M Co.                                                                                         20,888,394
            1,880,378    General Electric Co.                                                                           67,806,430
              987,796    Honeywell International, Inc.                                                                  36,755,889
            1,381,326    Tyco International, Ltd. (New York Shares)                                                     46,688,819
                                                                                                                       172,139,532
E-Commerce/Services - 1.0%
            1,405,803    IAC/InterActiveCorp*,#                                                                         31,307,233
Electric Products - Miscellaneous - 0.8%
               48,848    Samsung Electronics Company, Ltd.**                                                            24,160,497
Electronic Components - Semiconductors - 3.2%
            1,289,820    Intel Corp.                                                                                    29,962,519
            2,621,270    Texas Instruments, Inc.                                                                        66,816,172
                                                                                                                        96,778,691
Entertainment Software - 0.1%
               84,763    Electronic Arts, Inc.*                                                                          4,389,028
Finance - Credit Card - 0.5%
              304,921    American Express Co.                                                                           15,663,792
Finance - Investment Bankers/Brokers - 5.3%
              733,969    Citigroup, Inc.                                                                                32,984,567
              150,963    Goldman Sachs Group, Inc.                                                                      16,604,420
            1,466,781    JPMorgan Chase & Co.                                                                           50,750,623
            1,141,655    Merrill Lynch & Company, Inc.                                                                  64,617,673
                                                                                                                       164,957,283
Finance - Mortgage Loan Banker - 1.2%
              339,443    Countrywide Financial Corp.                                                                    11,018,320
              384,500    Freddie Mac                                                                                    24,300,400
                                                                                                                        35,318,720
Food - Meat Products - 0.3%
              559,785    Tyson Foods, Inc. - Class A                                                                     9,337,214
Hotels and Motels - 3.1%
            1,006,202    Marriott International, Inc. - Class A#                                                        67,274,666
              459,360    Starwood Hotels & Resorts Worldwide, Inc.#                                                     27,575,381
                                                                                                                        94,850,047
Medical - Biomedical and Genetic - 0.5%
              490,781    Celgene Corp.*                                                                                 16,711,093
Medical - Drugs - 2.8%
              362,075    Forest Laboratories, Inc.*,#                                                                   13,378,671
              454,340    Roche Holding A.G.#                                                                            48,676,573
              286,009    Sanofi-Aventis**,#                                                                             24,111,932
                                                                                                                        86,167,176
Medical - HMO - 2.4%
              867,544    Aetna, Inc.                                                                                    65,022,422
               98,857    UnitedHealth Group, Inc.                                                                        9,428,981
                                                                                                                        74,451,403
Multimedia - 1.5%
            2,551,603    Time Warner, Inc.*                                                                             44,780,633
Networking Products - 0.4%
              629,604    Cisco Systems, Inc.*                                                                           11,263,616
Oil Companies - Integrated - 4.8%
              494,410    BP PLC (ADR)**                                                                                 30,851,184
            1,249,053    Exxon Mobil Corp.                                                                              74,443,559
              436,946    Suncor Energy, Inc.                                                                            17,605,737
              113,334    Total S.A. - Class B**                                                                         26,511,996
                                                                                                                       149,412,476
Pharmacy Services - 0.6%
              431,605    Caremark Rx, Inc.*                                                                             17,169,247
Reinsurance - 0.8%
                8,292    Berkshire Hathaway, Inc. - Class B*,#                                                          23,681,952
Retail - Building Products - 0.5%
              389,019    Home Depot, Inc.                                                                               14,876,087
Retail - Consumer Electronics - 0.7%
              381,461    Best Buy Company, Inc.                                                                         20,602,709
Retail - Discount - 1.7%
              429,671    Target Corp.                                                                                   21,492,143
              584,575    Wal-Mart Stores, Inc.                                                                          29,293,054
                                                                                                                        50,785,197
Retail - Regional Department Stores - 1.1%
              538,170    Federated Department Stores, Inc.#                                                             34,249,139
Retail - Restaurants - 1.0%
              583,898    Yum! Brands, Inc.#                                                                             30,251,755
Semiconductor Components/Integrated Circuits - 0.4%
              157,127    Linear Technology Corp.#                                                                        6,019,535
              134,287    Maxim Integrated Products, Inc.                                                                 5,488,310
                                                                                                                        11,507,845
Soap and Cleaning Preparations - 0.7%
              676,735    Reckitt Benckiser PLC**                                                                        21,512,132
Super-Regional Banks - 0.4%
              253,380    Bank of America Corp.                                                                          11,174,058
Telecommunication Equipment - Fiber Optics - 0.4%
              991,815    Corning, Inc.*                                                                                 11,038,901
Therapeutics - 0.3%
              244,695    Gilead Sciences, Inc.*                                                                          8,760,081
Transportation - Railroad - 1.7%
              576,142    Canadian National Railway Co. (New York Shares)                                                36,475,550
              222,245    Union Pacific Corp.#                                                                           15,490,477
                                                                                                                        51,966,027
Transportation - Services - 0.7%
              144,889    FedEx Corp.                                                                                    13,612,321
              111,135    United Parcel Service, Inc. - Class B                                                           8,083,960
                                                                                                                        21,696,281
Web Portals/Internet Service Providers - 1.3%
            1,134,246    Yahoo!, Inc.*                                                                                  38,450,939
Wireless Equipment - 1.7%
            3,455,938    Motorola, Inc.                                                                                 51,735,392
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,436,787,449)                                                                             1,675,665,621
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 17.7%
Aerospace and Defense - 0.2%
       $    5,475,000    Lockheed Martin Corp., 7.65% company guaranteed notes, due 5/1/16                               6,544,853
Audio and Video Products - 0%
                5,000    Harman International Industries, Inc., 7.125% senior notes, due 2/15/07                             5,214
Automotive - Cars and Light Trucks - 0.2%
            3,190,000    General Motors Corp., 7.125% senior notes, due 7/15/13                                          2,748,628
            4,240,000    General Motors Nova Financial Corp., 6.85% company guaranteed notes, due 10/15/08               4,069,892
                                                                                                                         6,818,520
Automotive - Truck Parts and Equipment - Original - 0.4%
            4,075,000    Lear Corp., 7.96% company guaranteed notes, due 5/15/05                                         4,094,177
            7,255,000    Tenneco Automotive, Inc., 8.625% senior subordinated notes, due 11/15/14 (144A)                 7,055,487
                                                                                                                        11,149,664
Beverages - Non-Alcoholic - 0.3%
            2,470,000    Coca-Cola Enterprises, Inc., 5.375% notes, due 8/15/06                                          2,510,562
            3,360,000    Coca-Cola Enterprises, Inc., 4.375% notes, due 9/15/09                                          3,325,852
            3,465,000    Coca-Cola Enterprises, Inc., 6.125% notes, due 8/15/11                                          3,717,817
                                                                                                                         9,554,231
Brewery - 1.2%
            5,255,000    Anheuser-Busch Companies, Inc., 5.65% notes, due 9/15/08                                        5,445,725
            7,685,000    Anheuser-Busch Companies, Inc., 5.75% notes, due 4/1/10                                         8,015,778
            5,179,000    Anheuser-Busch Companies, Inc., 6.00% senior notes, due 4/15/11                                 5,516,707
            3,130,000    Anheuser-Busch Companies, Inc., 7.55% debentures, due 10/1/30                                   3,998,841
            8,335,000    Miller Brewing Co., 4.25% notes, due 8/15/08 (144A)                                             8,252,950
            5,045,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                             5,129,115
                                                                                                                        36,359,116
Cable Television - 0.7%
            6,535,000    Comcast Cable Communications, Inc., 6.75% senior notes, due 1/30/11                             7,059,172
            2,030,000    Comcast Corp., 6.50% company guaranteed notes, due 1/15/15                                      2,172,855
            7,024,000    TCI Communications, Inc., 6.875% senior notes, due 2/15/06                                      7,236,982
            3,385,000    TCI Communications, Inc., 7.875% debentures, due 8/1/13                                         3,948,508
                                                                                                                        20,417,517
Casino Hotels - 0.3%
            8,755,000    Mandalay Resort Group, 6.50% senior notes, due 7/31/09                                          8,842,550
Cellular Telecommunications - 0.2%
            6,990,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                  7,287,075
Chemicals - Specialty - 0.4%
            8,505,000    International Flavors & Fragrances, Inc., 6.45% notes, due 5/15/06                              8,707,011
            4,700,000    Nalco Co., 7.75% senior notes, due 11/15/11                                                     4,888,000
                                                                                                                        13,595,011
Commercial Banks - 0.4%
            6,220,000    Fifth Third Bank, 4.20% notes, due 2/23/10                                                      6,074,788
            6,200,000    First Bank National Association, 5.70% subordinated notes, due 12/15/08                         6,428,823
                                                                                                                        12,503,611
Computers - 0.3%
            9,335,000    Hewlett-Packard Co., 3.625% notes, due 3/15/08                                                  9,152,622
Containers - Metal and Glass - 1.1%
            2,500,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                       2,578,125
           13,145,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09             14,032,288
            6,185,000    Owens-Brockway Glass Container, Inc., 6.75% senior notes, due 12/1/14 (144A)                    6,123,150
           10,680,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                          11,080,500
                                                                                                                        33,814,063
Containers - Paper and Plastic - 0.1%
            4,430,000    Sealed Air Corp., 5.625% notes, due 7/15/13 (144A)                                              4,480,688

Diversified Financial Services - 0.3%
            6,060,000    General Electric Capital Corp., 5.35% notes, due 3/30/06                                        6,140,907
            3,815,000    General Electric Capital Corp., 6.75% notes, due 3/15/32                                        4,403,742
                                                                                                                        10,544,649
Diversified Operations - 1.2%
            8,390,000    Honeywell International, Inc., 5.125% notes, due 11/1/06                                        8,522,184
            5,368,000    Honeywell International, Inc., 6.125% bonds, due 11/1/11                                        5,731,296
            9,015,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 2/15/06**                   9,174,079
            9,265,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**                  9,890,850
            6,310,000    Tyco International Group S.A., 6.00% company guaranteed notes, due 11/15/13**                   6,625,153
                                                                                                                        39,943,562
Electric - Integrated - 0.6%
            5,235,000    CMS Energy Corp., 9.875% senior notes, due 10/15/07                                             5,679,975
            8,920,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                8,605,454
              650,000    Pacific Gas and Electric Co., 3.60% first mortgage notes, due 3/1/09                              625,500
            2,325,000    Pacific Gas and Electric Co., 4.20% first mortgage notes, due 3/1/11                            2,240,128
                                                                                                                        17,151,057
Electronic Components - Semiconductors - 1.0%
            5,535,000    Advanced Micro Devices, Inc., 7.75% senior notes, due 11/1/12 (144A)                            5,438,138
            5,405,000    Freescale Semiconductor, Inc., 5.41% senior notes, due 7/15/09(omega)                           5,546,881
            7,860,000    Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11                                 8,085,975
           10,475,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14                                10,946,375
                                                                                                                        30,017,369
Finance - Auto Loans - 0.7%
            3,805,000    General Motors Acceptance Corp., 6.15% bonds, due 4/5/07                                        3,732,465
            5,705,000    General Motors Acceptance Corp., 4.375% notes, due 12/10/07                                     5,247,128
            6,365,000    General Motors Acceptance Corp., 7.75% notes, due 1/19/10                                       6,113,558
            5,360,000    General Motors Acceptance Corp., 6.875% notes, due 8/28/12                                      4,775,722
            3,180,000    General Motors Acceptance Corp., 6.75% notes, due 12/1/14                                       2,746,897
                                                                                                                        22,615,770
Finance - Consumer Loans - 0.2%
            7,385,000    Household Finance Corp., 4.75% notes, due 5/15/09                                               7,394,682
Finance - Investment Bankers/Brokers - 0.9%
            8,117,000    Charles Schwab Corp., 8.05% senior notes, due 3/1/10                                            9,041,794
           10,504,000    Citigroup, Inc., 5.00% subordinated notes, due 9/15/14                                         10,312,576
            7,710,000    JPMorgan Chase & Co., 3.80% notes, due 10/2/09                                                  7,428,893
                                                                                                                        26,783,263
Finance - Mortgage Loan Banker - 0.4%
           11,100,000    Countrywide Financial Corp., 2.875% company guaranteed notes, due 2/15/07                      10,811,089
Food - Diversified - 0.3%
            7,135,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                    6,798,349
            2,311,000    Kellogg Co., 7.45% debentures, due 4/1/31                                                       2,866,814
                                                                                                                         9,665,163
Food - Retail - 0.1%
            2,670,000    Fred Meyer, Inc., 7.45% company guaranteed notes, due 3/1/08                                    2,861,335
Food - Wholesale/Distribution - 0.2%
            4,485,000    Pepsi Bottling Holdings, Inc., 5.625% company guaranteed notes, due 2/17/09 (144A)              4,667,916
Hotels and Motels - 0.1%
            2,980,000    John Q. Hamons Hotels, Inc., 8.875% first mortgage notes, due 5/15/12                           3,196,050
Independent Power Producer - 0.5%
           10,070,000    Reliant Energy, Inc., 9.25% secured notes, due 7/15/10                                         10,774,900
            6,410,000    Reliant Energy, Inc., 6.75% secured notes, due 12/15/14                                         5,977,325
                                                                                                                        16,752,225
Investment Companies - 0.3%
            9,480,000    Credit Suisse First Boston USA, Inc., 3.875% notes, due 1/15/09                                 9,223,092
Medical - HMO - 0.1%
            2,775,000    UnitedHealth Group, Inc., 5.20% notes, due 1/17/07                                              2,823,185
Multi-Line Insurance - 0.3%
            8,855,000    AIG SunAmerica Global Financial IX, Inc., 5.10% notes, due 1/17/07 (144A)                       8,993,049
Multimedia - 0.6%
            4,245,000    Historic TW, Inc., 9.15% debentures, due 2/1/23                                                 5,580,490
            9,805,000    Time Warner, Inc., 6.15% company guaranteed notes, due 5/1/07                                  10,120,701
            1,675,000    Time Warner, Inc., 7.70% company guaranteed notes, due 5/1/32                                   1,988,548
                                                                                                                        17,689,739
Non-Hazardous Waste Disposal - 0.3%
            8,585,000    Allied Waste North America, Inc., 7.25% senior notes, due 3/15/15 (144A)                        8,155,750
Oil Companies - Exploration and Production - 0.1%
            2,020,000    El Paso Production Holding Co., 7.75% company guaranteed notes, due 6/1/13                      2,045,250
Oil Companies - Integrated - 0.2%
            1,905,000    El Paso CGP Co., 7.625% notes, due 9/1/08                                                       1,909,763
            3,860,000    El Paso CGP Co., 7.42% notes, due 2/15/37                                                       3,416,100
                                                                                                                         5,325,863
Pharmacy Services - 0.2%
            4,310,000    Medco Health Solutions, Inc., 7.25% senior notes, due 8/15/13                                   4,764,089
Pipelines - 1.1%
           16,855,000    El Paso Corp., 7.00% senior notes, due 5/15/11                                                 16,180,800
            3,145,000    El Paso Corp., 7.875% notes, due 6/15/12                                                        3,129,275
            3,085,000    El Paso Corp., 7.75% senior notes, due 1/15/32                                                  2,907,613
           10,455,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14                           10,318,353
                                                                                                                        32,536,041
Retail - Discount - 0.6%
           12,150,000    Wal-Mart Stores, Inc., 5.45% senior notes, due 8/1/06                                          12,386,719
            5,370,000    Wal-Mart Stores, Inc., 6.875% senior notes, due 8/10/09                                         5,850,099
                                                                                                                        18,236,818
Retail - Major Department Stores - 0.4%
           11,735,000    May Department Stores Co., 4.80% notes, due 7/15/09                                            11,663,147
Telecommunication Services - 0.3%
           10,390,000    Verizon Global Funding Corp., 4.00% notes, due 1/15/08                                         10,260,260
Telephone - Integrated - 0.5%
            9,935,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes,
                         due 7/22/08**                                                                                   9,738,426
            4,595,000    Sprint Capital Corp., 8.375% notes, due 3/15/12                                                 5,370,167
                                                                                                                        15,108,593
Television - 0.1%
            3,445,000    British Sky Broadcasting Group PLC, 6.875% company guaranteed notes, due 2/23/09**              3,695,789
Textile-Home Furnishings - 0.1%
            2,660,000    Mohawk Industries, Inc., 7.20% notes, due 4/15/12                                               2,961,998
Transportation - Railroad - 0.2%
            1,925,000    Canadian National Railway Co., 4.25% notes, due 8/1/09                                          1,898,312
            3,830,000    Canadian National Railway Co., 6.25% bonds, due 8/1/34                                          4,182,632
                                                                                                                         6,080,944
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $542,179,738)                                                                              542,492,472
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 6.7%
           11,660,000    Fannie Mae, 2.00%, due 1/15/06                                                                 11,515,766
           14,495,000    Fannie Mae, 2.125%, due 4/15/06                                                                14,262,674
           14,600,000    Fannie Mae, 5.50%, due 5/2/06                                                                  14,852,638
            7,885,000    Fannie Mae, 4.75%, due 1/2/07                                                                   7,976,088
           25,010,000    Fannie Mae, 5.00%, due 1/15/07                                                                 25,463,756
           12,000,000    Fannie Mae, 3.25%, due 11/15/07                                                                11,740,416
            4,685,000    Fannie Mae, 2.50%, due 6/15/08#                                                                 4,443,010
            7,735,000    Fannie Mae, 5.25%, due 1/15/09                                                                  7,972,178
            1,635,000    Fannie Mae, 6.375%, due 6/15/09                                                                 1,754,808
            9,170,000    Fannie Mae, 6.25%, due 2/1/11                                                                   9,798,457
           12,702,000    Fannie Mae, 5.375%, due 11/15/11                                                               13,184,333
           11,705,000    Federal Home Loan Bank System, 2.25%, due 5/15/06                                              11,508,614
           26,555,000    Freddie Mac, 1.875%, due 2/15/06                                                               26,150,674
           31,300,000    Freddie Mac, 2.375%, due 4/15/06                                                               30,871,816
            5,000,000    Freddie Mac, 5.75%, due 4/15/08                                                                 5,219,085
            2,245,000    Freddie Mac, 5.75%, due 3/15/09                                                                 2,356,197
            2,110,000    Freddie Mac, 7.00%, due 3/15/10                                                                 2,339,663
            3,671,000    Freddie Mac, 5.875%, due 3/21/11                                                                3,860,644
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $206,602,746)                                                                     205,270,817
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 8.1%
           20,755,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                      20,690,140
           15,645,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                      15,446,387
            5,650,000    U.S. Treasury Notes, 3.00%, due 11/15/07#                                                       5,527,288
           15,721,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                      16,476,960
           20,060,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                      19,344,580
           18,676,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                       20,069,398
            4,880,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                        5,236,850
            6,490,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                        6,742,500
            5,810,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                        5,697,431
           16,086,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                       19,726,085
            3,454,000    U.S. Treasury Bonds, 8.125%, due 8/15/19#                                                       4,646,846
           13,081,000    U.S. Treasury Bonds, 7.875%, due 2/15/21#                                                      17,468,250
           12,353,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                       15,791,087
           17,541,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                       20,423,618
           14,996,000    U.S. Treasury Bonds, 6.00%, due 2/15/26#                                                       17,154,599
            8,526,000    U.S. Treasury Bonds, 5.25%, due 2/15/29#                                                        8,977,946
           11,189,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                       13,443,404
           13,700,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                      14,931,397
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $242,951,614)                                                                    247,794,766
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.4%
          316,615,175    State Street Navigator Securities
                            Lending Prime Portfolio+ (cost $316,615,175)                                               316,615,175
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.3%
       $   69,000,000    ABN Amro Bank N.V., 2.80%
                           dated 3/31/05, maturing 4/1/05
                           to be repurchased at $69,005,367
                           collateralized by $126,541,313
                           in U.S. Government Agencies
                           0% - 10.0%, 5/13/05 - 8/1/33
                           with a value of $70,380,000
                           (cost $69,000,000)                                                                           69,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,814,136,722) - 100%                                                                $3,056,838,851
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                              Value         % of Investment Securities
Bermuda                           $   46,688,819               1.5%
Canada                                64,232,123               2.1
France                                50,623,928               1.7
Germany                               12,103,125               0.4
Luxembourg                            25,690,082               0.7
Netherlands                            9,738,426               0.3
South Korea                           24,160,497               0.8
Switzerland                           81,588,757               2.7
United Kingdom                        56,059,105               1.8
United States++                    2,685,953,989              88.0
                     Total        $3,056,838,851             100.0%
                                  ==============             =====

++    Includes Short-Term Securities and Other Securities
      (75.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at March 31, 2005

                                                  Currency Units      Currency Value          Unrealized
Currency Sold and Settlement Date                      Sold              in $ U.S.            Gain/(Loss)
----------------------------------------------------------------------------------------------------------
British Pound 4/15/05                                  5,675,000      $   10,717,067       $     (385,048)
British Pound 5/20/05                                  8,500,000          16,023,038             (401,738)
Euro 4/15/05                                          20,300,000          26,317,489             (735,658)
South Korean Won 5/12/05                           8,675,000,000           8,544,357             (595,527)
South Korean Won 5/27/05                           3,675,000,000           3,619,477             (212,250)
----------------------------------------------------------------------------------------------------------
Total                                                                 $   65,221,428       $   (2,330,221)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New
                  York Stock Exchange

PLC               Public Limited Company

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

(omega)  Rate is subject to change. Rate shown reflects current rate.

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2005.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

Portfolio                                                 Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                             $  485,856,051
--------------------------------------------------------------------------------

Janus Aspen Capital Appreciation Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.6%
Athletic Footwear - 6.3%
              691,045    NIKE, Inc. - Class B                                                                       $   57,570,959
Batteries and Battery Systems - 3.0%
              468,540    Energizer Holdings, Inc.*, #                                                                   28,018,692
Computers - 1.5%
              175,180    Research In Motion, Ltd. (New York Shares)*                                                    13,387,256
Cosmetics and Toiletries - 3.1%
              544,495    Procter & Gamble Co.                                                                           28,858,235
Diversified Operations - 1.5%
              160,125    3M Co.                                                                                         13,721,111
E-Commerce/Services - 5.0%
            1,221,440    eBay, Inc.*                                                                                    45,510,854
Electronic Components - Semiconductors - 2.0%
              704,580    Texas Instruments, Inc.                                                                        17,959,744
Entertainment Software - 5.2%
              925,350    Electronic Arts, Inc.*                                                                         47,914,623
Finance - Consumer Loans - 0.9%
              161,540    SLM Corp.                                                                                       8,051,154
Finance - Investment Bankers/Brokers - 3.5%
              296,235    Goldman Sachs Group, Inc.                                                                      32,582,888
Medical - Biomedical and Genetic - 7.0%
              381,070    Celgene Corp.*                                                                                 12,975,434
              911,470    Genentech, Inc.*                                                                               51,598,316
                                                                                                                        64,573,750
Medical - HMO - 20.5%
              891,000    Aetna, Inc.                                                                                    66,780,450
            1,275,480    UnitedHealth Group, Inc.                                                                      121,655,281
                                                                                                                       188,435,731
Medical Instruments - 1.8%
              317,050    Medtronic, Inc.                                                                                16,153,698
Oil Companies - Exploration and Production - 3.1%
              373,790    Apache Corp. #                                                                                 22,887,161
               10,430    EnCana Corp. (New York Shares)                                                                    734,481
              108,750    EOG Resources, Inc.                                                                             5,300,475
                                                                                                                        28,922,117
Oil Companies - Integrated - 9.0%
              315,245    BP PLC (ADR)                                                                                   19,671,288
              231,395    ChevronTexaco Corp.                                                                            13,492,642
              354,345    ConocoPhillips                                                                                 38,212,566
              126,180    Exxon Mobil Corp.                                                                               7,520,328
               50,490    Occidental Petroleum Corp.                                                                      3,593,373
                                                                                                                        82,490,197
Optical Supplies - 1.2%
              128,235    Alcon, Inc. (New York Shares)                                                                  11,450,103
Radio - 2.5%
              730,595    XM Satellite Radio Holdings, Inc.- Class A*,#                                                  23,013,743
Reinsurance - 0%
                   11    Berkshire Hathaway, Inc. - Class B*                                                                31,416
Retail - Auto Parts - 3.0%
              549,050    Advance Auto Parts, Inc.*, #                                                                   27,699,573
Retail - Regional Department Stores - 2.6%
              464,905    Kohl's Corp.*                                                                                  24,003,045
Retail - Restaurants - 0.1%
               15,435    Starbucks Corp.*                                                                                  797,372
Super-Regional Banks - 9.8%
            1,215,350    Bank of America Corp.                                                                          53,596,935
              606,810    Wells Fargo & Co.                                                                              36,287,238
                                                                                                                        89,884,173
Web Portals/Internet Service Providers - 2.3%
               27,150    Google, Inc. - Class A*                                                                         4,900,847
              481,835    Yahoo!, Inc.*                                                                                  16,334,206
                                                                                                                        21,235,053
Wireless Equipment - 1.7%
              422,170    QUALCOMM, Inc.                                                                                 15,472,531
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $596,930,635)                                                                                 887,738,018
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.5%
           22,603,360    State Street Navigator Securities Lending Prime Portfolio+ (cost $22,603,360)                  22,603,360
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%
       $    8,500,000    ABN Amro Bank N.V., 2.80%
                          dated 3/31/05, maturing 4/1/05
                          to be repurchased at $8,500,661
                          collateralized by $15,588,423
                          in U.S. Government Agencies
                          0% - 10.0%, 5/13/05 - 8/1/33
                          with a value of $8,670,000
                          (cost $8,500,000)                                                                              8,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $628,033,995) - 100%                                                                  $  918,841,378
===================================================================================================================================

                        Geographic Summary of Investments
                           March, 31 2005 (unaudited)

Country                                  Value      % of Investment Securities
Canada                               $ 14,121,737                 1.5%
Switzerland                            11,450,103                 1.3
United Kingdom                         19,671,288                 2.1
United States++                       873,598,250                95.1
                   Total             $918,841,378               100.0%
                                     ============               =====

++ Includes Short-Term Securities and Other Securities (91.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New
                  York Stock Exchange

PLC               Public Limited Company

*        Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

Portfolio                                                      Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                       $22,603,360
--------------------------------------------------------------------------------

Effective May 1, 2005, Janus Aspen Capital Appreciation Portfolio will change its name to Janus Aspen Forty Portfolio and update its investment policy to state that it will invest in a core group of 20-40 common stocks selected for their growth potential.

Janus Aspen Core Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.5%
Aerospace and Defense - 2.1%
                3,725    Lockheed Martin Corp.                                                                      $      227,449
Agricultural Chemicals - 1.1%
                3,650    Mosaic Co.*                                                                                        62,269
                  575    Potash Corporation of Saskatchewan, Inc. (New York Shares)                                         50,318
                                                                                                                           112,587
Audio and Video Products - 0.4%
                  510    Harman International Industries, Inc.                                                              45,115
Automotive - Cars and Light Trucks - 0.6%
                1,381    BMW A.G.**                                                                                         62,624
Automotive - Truck Parts and Equipment - Original - 1.0%
                2,335    Lear Corp.                                                                                        103,581
Beverages - Non-Alcoholic - 0.9%
                1,715    PepsiCo, Inc.                                                                                      90,946
Casino Hotels - 1.4%
                2,265    Harrah's Entertainment, Inc.                                                                      146,274
Cellular Telecommunications - 0.7%
                3,195    Nextel Partners, Inc. - Class A*                                                                   70,162
Chemicals - Specialty - 1.4%
                6,050    Syngenta A.G. (ADR)*                                                                              127,050
                  244    Syngenta A.G.*                                                                                     25,468
                                                                                                                           152,518
Commercial Banks - 0.4%
                  525    UBS A.G.                                                                                           44,313
Computers - 1.4%
                1,655    IBM Corp.                                                                                         151,234
Computers - Peripheral Equipment - 0.4%
                  535    Lexmark International Group, Inc. - Class A*                                                       42,784
Cosmetics and Toiletries - 2.6%
                1,455    Avon Products, Inc.                                                                                62,478
                4,105    Procter & Gamble Co.                                                                              217,565
                                                                                                                           280,043
Diversified Operations - 11.3%
                1,300    3M Co.                                                                                            111,397
               11,006    General Electric Co.                                                                              396,876
                5,690    Honeywell International, Inc.                                                                     211,725
               12,771    Smiths Group PLC**                                                                                205,517
                8,370    Tyco International, Ltd. (New York Shares)                                                        282,906
                                                                                                                         1,208,421
E-Commerce/Services - 2.2%
                1,350    eBay, Inc.*                                                                                        50,301
                8,260    IAC/InterActiveCorp*                                                                              183,950
                                                                                                                           234,251
Electric Products - Miscellaneous - 1.2%
                  263    Samsung Electronics Company, Ltd.**                                                               130,081
Electronic Components - Semiconductors - 5.5%
                7,870    Intel Corp.                                                                                       182,820
               15,915    Texas Instruments, Inc.                                                                           405,673
                                                                                                                           588,493
Entertainment Software - 0.2%
                  355    Electronic Arts, Inc.*                                                                             18,382
Finance - Credit Card - 0.7%
                1,370    American Express Co.                                                                               70,377
Finance - Investment Bankers/Brokers - 9.4%
                4,686    Citigroup, Inc.                                                                                   210,589
                  825    Goldman Sachs Group, Inc.                                                                          90,742
                9,115    JPMorgan Chase & Co.                                                                              315,379
                6,855    Merrill Lynch & Company, Inc.                                                                     387,992
                                                                                                                         1,004,702
Finance - Mortgage Loan Banker - 1.8%
                1,958    Countrywide Financial Corp.                                                                        63,557
                2,065    Freddie Mac                                                                                       130,508
                                                                                                                           194,065
Food - Meat Products - 0.6%
                3,905    Tyson Foods, Inc. - Class A                                                                        65,135
Hotels and Motels - 5.5%
                  325    Four Seasons Hotels, Inc.                                                                          22,978
                5,825    Marriott International, Inc. - Class A                                                            389,459
                2,890    Starwood Hotels & Resorts Worldwide, Inc.                                                         173,487
                                                                                                                           585,924
Machinery - Construction and Mining - 1.3%
                4,649    Komatsu, Ltd. (ADR)                                                                               139,470
Medical - Biomedical and Genetic - 1.1%
                3,410    Celgene Corp.*                                                                                    116,111
Medical - Drugs - 4.5%
                2,105    Forest Laboratories, Inc.*                                                                         77,780
                2,719    Roche Holding A.G.                                                                                291,305
                1,338    Sanofi-Aventis**                                                                                  112,800
                                                                                                                           481,885
Medical - HMO - 3.7%
                5,140    Aetna, Inc.                                                                                       385,243
                  165    UnitedHealth Group, Inc.                                                                           15,738
                                                                                                                           400,981
Multimedia - 2.4%
               14,565    Time Warner, Inc.*                                                                                255,616
Networking Products - 0.8%
                4,955    Cisco Systems, Inc.*                                                                               88,645
Oil Companies - Integrated - 7.4%
                2,400    BP PLC (ADR)**                                                                                    149,760
                7,200    Exxon Mobil Corp.                                                                                 429,119
                1,552    Suncor Energy, Inc.                                                                                62,534
                  625    Total S.A. - Class B**                                                                            146,205
                                                                                                                           787,618
Oil Refining and Marketing - 0.5%
                  930    Premcor, Inc.                                                                                      55,502
Pharmacy Services - 0.8%
                2,160    Caremark Rx, Inc.*                                                                                 85,925
Reinsurance - 1.3%
                   49    Berkshire Hathaway, Inc. - Class B*                                                               139,944
Retail - Building Products - 0.9%
                2,560    Home Depot, Inc.                                                                                   97,894
Retail - Consumer Electronics - 1.1%
                2,115    Best Buy Company, Inc.                                                                            114,231
Retail - Discount - 2.7%
                2,400    Target Corp.                                                                                      120,048
                3,400    Wal-Mart Stores, Inc.                                                                             170,374
                                                                                                                           290,422
Retail - Regional Department Stores - 2.0%
                3,365    Federated Department Stores, Inc.                                                                 214,149
Retail - Restaurants - 1.2%
                2,545    Yum! Brands, Inc.                                                                                 131,856
Semiconductor Components/Integrated Circuits - 0.6%
                  898    Linear Technology Corp.                                                                            34,402
                  796    Maxim Integrated Products, Inc.                                                                    32,533
                                                                                                                            66,935
Soap and Cleaning Preparations - 1.3%
                4,376    Reckitt Benckiser PLC**                                                                           139,105
Super-Regional Banks - 0.5%
                1,165    Bank of America Corp.                                                                              51,377
Telecommunication Equipment - Fiber Optics - 0.6%
                5,960    Corning, Inc.*                                                                                     66,335
Therapeutics - 0.5%
                1,560    Gilead Sciences, Inc.*                                                                             55,848
Transportation - Railroad - 2.9%
                3,420    Canadian National Railway Co. (New York Shares)                                                   216,520
                1,405    Union Pacific Corp.                                                                                97,929
                                                                                                                           314,449
Transportation - Services - 1.1%
                  805    FedEx Corp.                                                                                        75,630
                  620    United Parcel Service, Inc. - Class B                                                              45,099
                                                                                                                           120,729
Web Portals/Internet Service Providers - 1.8%
                5,565    Yahoo!, Inc.*                                                                                     188,654
Wireless Equipment - 2.7%
               19,225    Motorola, Inc.                                                                                    287,798
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,735,579)                                                                                    10,320,940
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Automotive - Cars and Light Trucks - 0.7%
                  100    Porsche A.G.** (cost $43,766)                                                                      72,706
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.8%
       $      300,000    ABN Amro Bank N.V., 2.80%
                          dated 3/31/05, maturing 4/1/05
                          to be repurchased at $300,023
                          collateralized by $550,180
                          in U.S. Government Agencies
                          0% - 10.0%, 5/13/05 - 8/1/33
                          with a value of $306,000
                          (cost $300,000)                                                                                  300,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,079,345) - 100%                                                                    $   10,693,646
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)


Country                                 Value     % of Investment Securities
Bermuda                           $   282,906                 2.6%
Canada                                352,350                 3.3
France                                259,005                 2.5
Germany                               135,330                 1.3
Japan                                 139,470                 1.3
South Korea                           130,081                 1.2
Switzerland                           488,136                 4.5
United Kingdom                        494,382                 4.6
United States++                     8,411,986                78.7
                   Total          $10,693,646                 100%
                                  ===========                 ===

++    Includes Short-Term Securities (75.9% excluding Short-Term Securities)

Forward Currency Contracts
Open at March 31, 2005

--------------------------------------------------------------------------------
Currency Sold and                Currency         Currency          Unrealized
Settlement Date                 Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/15/05              65,000          $122,751           $(3,411)
--------------------------------------------------------------------------------
British Pound 5/20/05              70,000           131,954            (3,309)
--------------------------------------------------------------------------------
Euro 4/15/05                      130,000           168,536              3,061
--------------------------------------------------------------------------------
South Korean Won 5/12/05       20,000,000            19,699              (549)
--------------------------------------------------------------------------------
South Korean Won 5/27/05       47,000,000            46,290            (3,129)
--------------------------------------------------------------------------------
Total                                              $489,230           $(7,337)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New
                  York Stock Exchange

PLC               Public Limited Company

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

--------------------------------------------------------------------------------
Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Core Equity Portfolio                                $ 1,018,798
--------------------------------------------------------------------------------

Janus Aspen Flexible Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 37.4%
Advertising Agencies - 0.3%
       $      575,000    Interpublic Group of Companies, Inc., 5.40% notes, due 11/15/09                            $      550,563
              750,000    Interpublic Group of Companies, Inc., 6.25% notes, due 11/15/14                                   708,750
                                                                                                                         1,259,313
Aerospace and Defense - 0.2%
            1,050,000    Northrop Grumman Corp., 4.079% notes, due 11/16/06                                              1,048,644
Agricultural Operations - 0.4%
            1,975,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                      1,946,582
Brewery - 0.6%
              675,000    Anheuser-Busch Companies, Inc., 5.95% debentures, due 1/15/33                                     720,936
              350,000    Anheuser-Busch Companies, Inc., 6.00% bonds, due 11/1/41                                          372,235
            1,050,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                             1,067,507
              600,000    SABMiller PLC, 6.625% bonds, due 8/15/33 (144A)                                                   657,735
                                                                                                                         2,818,413
Building - Residential and Commercial - 0.2%
              725,000    D.R. Horton, Inc., 4.875% notes, due 1/15/10                                                      694,938
              475,000    KB Home, 5.75% senior notes, due 2/1/14                                                           454,967
                                                                                                                         1,149,905
Cable Television - 1.2%
            2,450,000    Comcast Cable Communications, Inc., 6.20% notes, due 11/15/08                                   2,559,363
            1,650,000    Comcast Corp., 5.85% company guaranteed notes, due 1/15/10                                      1,706,260
            1,550,000    Cox Communications, Inc., 4.625% notes, due 1/15/10 (144A)                                      1,506,144
                                                                                                                         5,771,767
Cellular Telecommunications - 0.7%
            1,525,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                  1,589,812
              550,000    Nextel Communications, Inc., 7.375% senior notes, due 8/1/15                                      580,938
            1,450,000    Rogers Wireless Communications, Inc., 6.135% secured notes, due 12/15/10 (144A) (omega)         1,500,750
                                                                                                                         3,671,500
Chemicals - Diversified - 0.2%
              775,000    Yara International ASA, 5.25% notes, due 12/15/14 (144A)                                          764,757
Chemicals - Specialty - 0.1%
              550,000    Lubrizol Corp., 6.50% debentures, due 10/1/34                                                     574,509
Commercial Banks - 1.1%
              425,000    BB&T Corp., 5.20% subordinated notes, due 12/23/15                                                424,806
              775,000    Skandinaviska Enskilda Banken AB, 5.471% subordinated notes, due 3/29/49
                         (144A)                                                                                            775,265
            2,075,000    Sovereign Bank, 5.125% subordinated notes, due 3/15/13                                          2,049,519
              775,000    Sovereign Bank, 4.00% deposit notes, due 2/1/08                                                   765,741
            1,700,000    Zions Bancorporation, 2.70% senior notes, due 5/1/06                                            1,675,025
              640,000    Zions Bancorporation, 6.00% subordinated notes, due 9/15/15                                       666,900
                                                                                                                         5,591,515
Computers - 0.3%
            1,500,000    IBM Corp., 2.375% notes, due 11/1/06                                                            1,467,762
Computers - Peripheral Equipment - 0%
              996,000    Candescent Technologies Corp., 8.00% convertible senior subordinated debentures,
                         due 5/1/03 (144A) (omega), (delta),ss., (sigma)      0                                                   0
Containers - Metal and Glass - 1.6%
              675,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                         696,094
            1,015,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due
                         2/15/09                                                                                         1,083,513
            2,125,000    Owens-Illinois, Inc., 8.10% senior notes, due 5/15/07                                           2,199,375
            4,350,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                           4,513,124
                                                                                                                         8,492,106
Cosmetics and Toiletries - 1.0%
            2,500,000    Gillette Co., 4.125% senior notes, due 8/30/07 (omega)                                          2,492,608
            2,375,000    Procter & Gamble Co., 4.75% notes, due 6/15/07                                                  2,407,877
                                                                                                                         4,900,485
Cruise Lines - 0.1%
              575,000    Royal Caribbean Cruises, Ltd., 6.875% senior notes, due 12/1/13                                   599,438
Data Processing and Management - 0.3%
            1,450,000    Fiserv, Inc., 3.00% notes, due 6/27/08                                                          1,383,055
Diversified Financial Services - 0.9%
              575,000    General Electric Capital Corp., 3.50% notes, due 5/1/08                                           559,669
            2,800,000    General Electric Capital Corp., 3.75% notes, due 12/15/09                                       2,691,763
            1,075,000    General Electric Capital Corp., 4.375% notes, due 11/21/11                                      1,049,615
                                                                                                                         4,301,047
Diversified Operations - 1.4%
            1,575,000    Noble Group, Ltd., 6.625% senior notes, due 3/17/15 (144A)                                      1,463,247
            1,650,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 2/15/06**                   1,679,116
            2,750,000    Tyco International Group S.A., 5.80% company guaranteed notes, due 8/1/06**                     2,807,775
              725,000    Tyco International Group S.A., 6.125% company guaranteed notes, due 11/1/08**                     760,801
                                                                                                                         6,710,939
Electric - Generation - 0.6%
              475,000    AES Corp., 7.75% senior notes, due 3/1/14                                                         490,438
            2,475,000    Allegheny Energy Supply Company LLC, 8.25% bonds, due 4/15/12 (144A) (omega), ss.               2,623,500
                                                                                                                         3,113,938
Electric - Integrated - 3.7%
              725,000    CenterPoint Energy, Inc., 5.875% senior notes, due 6/1/08                                         747,282
              725,000    CenterPoint Energy, Inc., 6.85% senior notes, due 6/1/15                                          791,698
              525,000    CMS Energy Corp., 7.50% senior notes, due 1/15/09                                                 540,750
            1,100,000    Dominion Resources, Inc., 5.125% senior notes, due 12/15/09                                     1,114,973
            1,750,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                1,688,290
            1,800,000    Monongahela Power Co., 6.70% first mortgage notes, due 6/15/14                                  1,941,126
              725,000    NiSource, Inc., 3.628% debentures, due 11/1/06                                                    717,799
              350,000    Northern States Power Co., 2.875% first mortgage notes, due 8/1/06                                345,086
              725,000    Pacific Gas and Electric Co., 4.80% first mortgage notes, due 3/1/14                              705,711
              925,000    Southern California Edison Co., 6.00% first mortgage notes, due 1/15/34                           960,448
            1,100,000    Southern California Edison Co., 5.75% first mortgage notes, due 4/1/35                          1,103,753
            1,700,000    Southern California Edison Co., 7.625% notes, due 1/15/10                                       1,901,850
            1,375,000    Southwestern Public Service Co., 5.125% senior notes, due 11/1/06                               1,394,258
              775,000    TXU Corp., 6.55% notes, due 11/15/34 (144A)                                                       734,736
              400,000    TXU Corp., 6.50% notes, due 11/15/24 (144A)                                                       382,244
            1,050,000    TXU Corp., 4.80% notes, due 11/15/09 (144A)                                                     1,017,209
            2,150,000    TXU Corp., 6.375% senior notes, due 6/15/06                                                     2,199,643
              650,000    TXU Energy Co., 7.00% senior notes, due 3/15/13                                                   711,345
                                                                                                                        18,998,201
Electronic Components - Semiconductors - 0.2%
              925,000    Advanced Micro Devices, Inc., 7.75% senior notes, due 11/1/12 (144A)                              908,813
Finance - Auto Loans - 0.5%
              625,000    Ford Motor Credit Co., 4.95% senior notes, due 1/15/08                                            599,426
            1,200,000    Ford Motor Credit Co., 7.375% notes, due 10/28/09                                               1,205,244
              325,000    Ford Motor Credit Co., 7.00% notes, due 10/1/13                                                   314,832
              190,000    General Motors Acceptance Corp., 5.85% senior unsubordinated notes, due
                         1/14/09                                                                                           175,810
                                                                                                                         2,295,312
Finance - Commercial - 0.3%
            1,525,000    CIT Group, Inc., 3.65% senior notes, due 11/23/07                                               1,492,710
Finance - Consumer Loans - 1.1%
            2,900,000    Household Finance Corp., 4.625% notes, due 1/15/08                                              2,907,574
            1,050,000    John Deere Capital Corp., 3.625% notes, due 5/25/07                                             1,035,649
            1,100,000    John Deere Capital Corp., 3.375% senior notes, due 10/1/07                                      1,074,444
              625,000    SLM Corp., 5.38% notes, due 1/31/14 (omega)                                                       625,713
                                                                                                                         5,643,380
Finance - Investment Bankers/Brokers - 0.4%
            1,250,000    Goldman Sachs Group, Inc., 5.125% notes, due 1/15/15                                            1,220,392
            1,025,000    Jefferies Group, Inc., 5.50% senior notes, due 3/15/16                                          1,003,546
                                                                                                                         2,223,938
Food - Diversified - 1.3%
              335,000    Del Monte Corp., 8.625% senior subordinated notes, due 12/15/12                                   362,638
            2,850,000    General Mills, Inc., 3.875% notes, due 11/30/07                                                 2,809,524
            3,350,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                    3,191,938
                                                                                                                         6,374,410
Foreign Government - 0.4%
              400,000    Republic of Panama, 7.25% notes, due 3/15/15                                                      397,000
              925,000    United Mexican States, 4.625% notes, due 10/8/08                                                  913,438
              600,000    United Mexican States, 6.625% notes, due 3/3/15                                                   625,200
                                                                                                                         1,935,638
Funeral Services and Related Items - 0%
              100,000    Service Corporation International, 6.00% notes, due 12/15/05                                      100,000
Gas - Distribution - 0.6%
            1,200,000    Atmos Energy Corp., 4.95% notes, due 10/15/14                                                   1,156,189
            1,450,000    Southwest Gas Corp., 7.625% senior notes, due 5/15/12                                           1,643,339
                                                                                                                         2,799,528
Independent Power Producer - 0.5%
            1,550,000    Reliant Energy, Inc., 9.50% secured notes, due 7/15/13                                          1,685,625
              630,000    Reliant Energy, Inc., 6.75% secured notes, due 12/15/14                                           587,475
                                                                                                                         2,273,100
Investment Management and Advisory Services - 0.3%
            1,300,000    Franklin Resources, Inc., 3.70% notes, due 4/15/08                                              1,277,156
Leisure, Recreation and Gaming - 0.2%
              700,000    Hard Rock Hotel, Inc., 8.875% notes, due 6/1/13                                                   754,250
Life and Health Insurance - 0.6%
            1,325,000    Americo Life, Inc., 7.875% notes, due 5/1/13 (144A) ss.                                         1,390,895
            1,550,000    StanCorp Financial Group, Inc., 6.875% senior notes, due 10/1/12                                1,676,254
                                                                                                                         3,067,149
Machine Tools and Related Products - 0.2%
            1,100,000    Kennametal, Inc., 7.20% senior notes, due 6/15/12                                               1,215,526
Medical - HMO - 0.7%
              400,000    Coventry Health Care, Inc., 6.125% senior notes, due 1/15/15 (144A)                               399,500
              375,000    Coventry Health Care, Inc., 5.875% senior notes, due 1/15/12 (144A)                               375,000
            1,675,000    UnitedHealth Group, Inc., 3.30% senior notes, due 1/30/08                                       1,625,133
            1,125,000    WellPoint Health Networks, Inc., 6.375% notes, due 6/15/06                                      1,153,598
                                                                                                                         3,553,231
Medical - Nursing Homes - 0.2%
            1,175,000    Manor Care, Inc., 6.25% company guaranteed notes, due 5/1/13                                    1,239,593
Medical Products - 0.1%
              250,000    Fresenius Medical Care Capital Trust IV, 7.875% company guaranteed notes, due
                         6/15/11                                                                                           270,625
Metal - Diversified - 0.5%
            2,075,000    Freeport-McMoRan Copper & Gold, Inc., 10.125% senior notes, due 2/1/10                          2,303,250
Metal Processors and Fabricators - 0.2%
              900,000    Precision Castparts Corp., 5.60% company guaranteed notes, due 12/15/13                           904,221
Motorcycle and Motor Scooter Manufacturing - 0.2%
            1,075,000    Harley-Davidson, Inc., 3.625% notes, due 12/15/08 (144A)                                        1,049,075
Multimedia - 1.0%
              590,000    Corus Entertainment, Inc., 8.75% senior subordinated notes, due 3/1/12                            632,775
            2,500,000    News America, Inc., 6.625% senior notes, due 1/9/08                                             2,626,450
            1,550,000    Time Warner, Inc., 6.125% company guaranteed notes, due 4/15/06                                 1,581,674
                                                                                                                         4,840,899
Music - 0.1%
              625,000    WMG Holdings Corp., 7.385% senior notes, due 12/15/11 (144A)                                      640,625
Mutual Insurance - 0.2%
              775,000    Nationwide Mutual Insurance Co., 5.81% notes, due 12/15/24 (144A)                                 767,217
Non-Hazardous Waste Disposal - 0.4%
            1,000,000    Waste Management, Inc., 7.375% senior notes, due 8/1/10                                         1,114,448
              725,000    Waste Management, Inc., 7.10% notes, due 8/1/26                                                   820,525
                                                                                                                         1,934,973
Oil Companies - Exploration and Production - 1.6%
            3,150,000    Anadarko Petroleum Corp., 3.25% notes, due 5/1/08                                               3,039,894
            2,500,000    Devon Energy Corp., 2.75% senior notes, due 8/1/06                                              2,445,125
              375,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11                                                412,500
              750,000    Kerr-McGee Corp., 6.95% company guaranteed notes, due 7/1/24                                      770,003
              417,000    Magnum Hunter Resources, Inc., 9.60% company guaranteed notes, due 3/15/12                        467,040
              425,000    Pemex Project Funding Master Trust, 6.125% company guaranteed notes, due
                         8/15/08                                                                                           435,625
              220,000    Pemex Project Funding Master Trust, 8.625% company guaranteed notes, due
                         2/1/22                                                                                            249,975
                                                                                                                         7,820,162
Oil Companies - Integrated - 1.3%
            2,200,000    ChevronTexaco Capital Co., 3.50% company guaranteed notes, due 9/17/07                          2,165,435
            1,575,000    El Paso CGP Co., 7.625% notes, due 9/1/08                                                       1,578,938
            1,650,000    Occidental Petroleum Corp., 5.875% senior notes, due 1/15/07                                    1,696,185
            1,250,000    Occidental Petroleum Corp., 4.25% notes, due 3/15/10                                            1,222,618
                                                                                                                         6,663,176
Oil Field Machinery and Equipment - 0.2%
            1,075,000    Cooper Cameron Corp., 2.65% senior notes, due 4/15/07                                           1,036,110
Oil Refining and Marketing - 0.3%
            1,100,000    Enterprise Products Operating L.P., 6.65% senior notes, due 10/15/34 (144A)                     1,121,511
              400,000    Enterprise Products Operating L.P., Series B, 6.375% company guaranteed notes,
                         due 2/1/13                                                                                        419,302
                                                                                                                         1,540,813
Paper and Related Products - 0.2%
              250,000    Boise Cascade LLC, 5.535% senior notes, due 10/15/12 (144A) (omega)                               255,000
              775,000    Georgia-Pacific Corp., 7.75% notes, due 11/15/29                                                  844,750
                                                                                                                         1,099,750
Pipelines - 1.5%
              725,000    Duke Capital LLC, 5.668% notes, due 8/15/14                                                       729,089
              725,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14                              715,524
            1,300,000    Kaneb Pipe Line Operating Partnership L.P., 5.875% senior notes, due 6/1/13                     1,331,925
            1,175,275    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18                          1,171,667
            1,650,000    Panhandle Eastern Pipe Line Co., 4.80% senior notes, due 8/15/08                                1,650,869
            1,525,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75% senior notes, due 3/15/07                     1,476,560
              775,000    Plains All American Pipeline L.P., 5.625% senior notes, due 12/15/13                              782,621
                                                                                                                         7,858,255
Property and Casualty Insurance - 0.7%
            1,495,000    Kingsway America, Inc., 7.50% senior notes, due 2/1/14                                          1,533,489
              300,000    NYMAGIC, Inc., 6.50% senior notes, due 3/15/14                                                    290,135
            1,680,000    Ohio Casualty Corp., 7.30% notes, due 6/15/14                                                   1,795,682
                                                                                                                         3,619,306
Publishing - Periodicals - 0.3%
              633,000    Dex Media East LLC, 12.125% company guaranteed notes, due 11/15/12                                750,105
              559,000    Dex Media West Finance Co., 9.875% senior subordinated notes, due 8/15/13                         623,285
                                                                                                                         1,373,390
Radio - 0.1%
              397,000    XM Satellite Radio Holdings, Inc., 12.00% secured notes, due 6/15/10                              462,505
Reinsurance - 0.2%
              975,000    Berkshire Hathaway, Inc., 4.625% company guaranteed notes, due 10/15/13                           948,835
REIT - Hotels - 0.1%
              475,000    Host Marriott L.P., 6.375% senior notes, due 3/15/15 (144A)                                       453,625
Retail - Apparel and Shoe - 0.3%
            1,575,000    Gap, Inc., 6.90% notes, due 9/15/07                                                             1,643,906
Retail - Drug Store - 0.1%
              250,000    Rite Aid Corp., 7.625% senior notes, due 4/15/05                                                  250,000
Savings/Loan/Thrifts - 0.5%
              350,000    Chevy Chase Bank FSB, 6.875% subordinated notes, due 12/1/13                                      362,250
            1,425,000    Webster Bank, 5.875% subordinated notes, due 1/15/13                                            1,466,844
              400,000    Webster Capital Trust II, 10.00% company guaranteed notes, due 4/1/27                             456,365
                                                                                                                         2,285,459
Special Purpose Banks - 0.3%
            1,525,000    Rabobank Capital Funding Trust II, 5.26% bonds, due 12/31/49 (144A)                             1,531,800
Special Purpose Entity - 0.6%
              320,000    Affinia Group, Inc., 9.00% company guarantee, due 11/30/14 (144A)                                 296,000
            1,150,000    Glencore Funding LLC, 6.00% company guaranteed notes, due 4/15/14 (144A)                        1,093,644
            1,300,000    OneAmerica Financial Partners, 7.00% bonds, due 10/15/33 (144A)                                 1,425,311
                                                                                                                         2,814,955
Super-Regional Banks - 0.1%
              625,000    U.S. Bancorp, 2.75% senior notes, due 3/30/06                                                     617,714
Telephone - Integrated - 1.0%
            1,225,000    BellSouth Corp., 4.75% notes, due 11/15/12                                                      1,196,209
              600,000    Cincinnati Bell, Inc., 8.375% senior subordinated notes, due 1/15/14 (144A)                       591,000
              300,000    Cincinnati Bell, Inc., 8.375% senior subordinated notes, due 1/15/14                              295,500
            2,900,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes,
                         due 7/22/08**                                                                                   2,842,620
              185,000    Telecom Italia Capital, 4.95% company guaranteed notes, due 9/30/14 (144A)**                      177,213
                                                                                                                         5,102,542
Theaters - 0.2%
              900,000    AMC Entertainment, Inc., 9.875% senior subordinated notes, due 2/1/12                             949,500
Transportation - Marine - 0.1%
              650,000    Ship Finance International, Ltd., 8.50% senior notes, due 12/15/13                                643,500
Transportation - Services - 0.3%
            1,325,000    FedEx Corp., 2.65% notes, due 4/1/07                                                            1,283,983
U.S. Government Agency - 1.9%
           10,170,000    Freddie Mac, 2.75%, due 8/15/06                                                                10,026,623
Veterinary Diagnostics - 0.2%
              720,000    Vicar Operating, Inc., 9.875% company guaranteed notes, due 12/1/09                               779,400
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $187,344,288)                                                                              185,989,235
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.5%
Cable Television - 0.3%
EUR           900,000    Telenet Communications N.V., 9.00% senior notes, due 12/15/13 (144A)*,**                        1,297,620
Drug Delivery Systems - 0.2%
EUR           700,000    Fresenius Finance B.V., 7.75% company guaranteed notes, due 4/30/09 (144A)*,**                    979,776
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $1,925,573)                                                                                    2,277,396
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Finance - Other Services - 0.1%
               12,700    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                               741,680
REIT - Diversified - 0.2%
               38,300    iStar Financial, Inc., 7.875%                                                                     973,586
REIT - Hotels - 0%
                5,150    Strategic Hotel Capital, Inc., 8.50%                                                              126,175
Savings/Loan/Thrifts - 0.3%
               44,650    Chevy Chase Bank FSB, 8.00%                                                                     1,241,270
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,985,333)                                                                                  3,082,711
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 22.4%
       $    1,420,000    Fannie Mae, 6.625%, due 11/15/30                                                                1,702,302
           19,515,000    Fannie Mae, 3.25%, due 11/15/07                                                                19,092,852
              545,000    Fannie Mae, 4.00%, due 9/2/08#                                                                    537,122
            3,985,000    Fannie Mae, 5.50%, due 3/15/11                                                                  4,162,408
            1,470,699    Fannie Mae (MBS), 7.00%, due 2/1/32                                                             1,553,740
            1,323,286    Fannie Mae (MBS), 6.50%, due 5/1/32                                                             1,381,951
            2,058,703    Fannie Mae (MBS), 5.50%, due 11/1/33                                                            2,065,519
            2,334,662    Fannie Mae (MBS), 5.50%, due 2/1/34                                                             2,339,648
              908,259    Fannie Mae (MBS), 5.00%, due 4/1/34                                                               888,573
            1,448,469    Fannie Mae (MBS), 6.50%, due 8/1/34                                                             1,506,526
            2,986,053    Fannie Mae (MBS), 6.00%, due 8/1/34                                                             3,052,947
            1,259,451    Fannie Mae (MBS), 7.00%, due 10/1/34                                                            1,325,572
            1,213,871    Fannie Mae (MBS), 6.50%, due 11/1/34                                                            1,260,280
            3,989,367    Fannie Mae (MBS), 5.50%, due 12/1/34**                                                          3,997,888
            2,787,334    Fannie Mae (MBS), 5.00%, due 12/1/34                                                            2,726,922
            3,115,027    Fannie Mae (MBS), 5.00%, due 2/1/35                                                             3,047,470
            1,561,419    Fannie Mae (MBS), 4.50%, due 2/1/35                                                             1,482,665
            2,191,000    Fannie Mae (MBS), 5.50%, due 3/1/35                                                             2,195,816
            1,661,939    Fannie Mae (MBS), 6.00%, due 6/1/17                                                             1,717,310
            3,935,521    Fannie Mae (MBS), 5.00%, due 8/1/19**                                                           3,935,396
            1,421,322    Fannie Mae (MBS), 5.50%, due 9/1/19                                                             1,450,769
            1,649,342    Fannie Mae (MBS), 5.50%, due 9/1/19                                                             1,681,985
            2,302,099    Fannie Mae (MBS), 4.50%, due 2/1/20                                                             2,252,804
            1,228,957    Fannie Mae (MBS), 4.00%, due 2/1/20                                                             1,177,423
            4,332,186    Fannie Mae (MBS), 5.50%, due 2/1/33                                                             4,349,573
            1,501,071    Fannie Mae (MBS), 5.00%, due 4/1/34                                                             1,471,800
            4,034,524    Fannie Mae (MBS), 6.00%, due 7/1/34                                                             4,134,998
              750,096    Fannie Mae (MBS), 5.50%, due 11/1/34                                                              751,698
            3,390,143    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/32                                         3,407,539
            1,742,404    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/34                                         1,748,091
            1,503,554    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/34                                         1,508,461
            1,538,654    Federal Home Loan Bank System (MBS), 6.00%, due 1/1/35                                          1,575,278
            4,674,033    Federal Home Loan Bank System (MBS), 5.00%, due 2/1/35                                          4,576,219
            1,316,130    Federal Home Loan Bank System (MBS), 4.50%, due 2/1/35                                          1,250,570
            1,543,704    Federal Home Loan Bank System (MBS), 4.50%, due 2/1/20                                          1,512,528
              824,660    Freddie Mac (MBS), 6.00%, due 11/1/34                                                             844,285
              889,018    Freddie Mac (MBS), 6.00%, due 12/1/34                                                             910,175
              425,120    Freddie Mac (MBS), 6.50%, due 7/1/34                                                              440,730
              778,346    Freddie Mac (MBS), 6.50%, due 7/1/34                                                              807,800
            1,572,000    Freddie Mac (MBS), 5.00%, due 3/1/35                                                            1,539,103
            2,348,732    Freddie Mac (MBS), 5.00%, due 2/1/20                                                            2,351,622
            3,099,490    Ginnie Mae (MBS), 6.00%, due 10/20/34                                                           3,181,791
            3,010,507    Ginnie Mae (MBS), 5.50%, due 4/15/33                                                            3,041,399
            1,251,773    Ginnie Mae (MBS), 4.50%, due 10/15/33                                                           1,200,140
            3,879,863    Ginnie Mae (MBS), 5.00%, due 4/15/34                                                            3,831,741
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $112,723,593)                                                                     110,971,429
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 22.5%
            9,225,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                       11,083,690
            3,130,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                       3,411,334
            4,350,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                        5,560,692
              695,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                          809,214
            2,296,377    U.S. Treasury Bonds, 2.375%, due 1/15/25#, (pi)                                                 2,470,057
           10,250,000    U.S. Treasury Notes, 2.625%, due 11/15/06#                                                     10,075,832
            6,360,000    U.S. Treasury Notes, 3.125%, due 1/31/07#                                                       6,287,954
           13,030,000    U.S. Treasury Notes, 2.75%, due 8/15/07#                                                       12,705,775
            6,515,000    U.S. Treasury Notes, 3.00%, due 2/15/08#                                                        6,349,832
            1,278,000    U.S. Treasury Notes, 3.50%, due 11/15/09#                                                       1,243,355
              475,000    U.S. Treasury Notes, 3.50%, due 2/15/10#                                                          461,028
            1,820,000    U.S. Treasury Notes, 4.00%, due 3/15/10#                                                        1,805,782
            3,412,238    U.S. Treasury Notes, 0.875%, due 4/15/10#,(pi)                                                  3,337,797
            7,891,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                        8,198,007
            8,121,840    U.S. Treasury Notes, 2.00%, due 1/15/14#,(pi)                                                   8,313,223
            4,039,539    U.S. Treasury Notes, 1.625%, due 1/15/15**,#,(pi)                                               3,979,891
           15,543,000    U.S. Treasury Notes, 4.00%, due 2/15/15#                                                       14,933,418
            8,400,000    U.S. Treasury Notes, 7.50%, due 11/15/16#                                                      10,531,500
                                                                                                                       105,270,427
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $112,469,411)                                                                    111,558,381
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.1%
           80,104,661    State Street Navigator Securities Lending Prime Portfolio + (cost $80,104,661)                 80,104,661
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.5%
       $    2,500,000    ABN Amro Bank N.V., 2.80%
                          dated 3/31/05, maturing 4/1/05
                          to be repurchased at $2,500,194
                          collateralized by $4,584,830
                          in U.S. Government Agencies
                          0% - 10.0%, 5/13/05 - 8/1/33
                          with a value of $2,550,000
                          (cost $2,500,000)                                                                              2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $500,052,859) - 100%                                                                  $  496,483,813
===================================================================================================================================

Schedule of Futures Contracts
As of March 31, 2005.

Financial Futures - Short
140 Contracts  U.S. Treasury - 10-year Note
                         expires June 2005, principal
                         amount $15,346,542, value $15,297,188
                         cumulative depreciation  .....................$(49,354)

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                                 Value      % of Investment Securities
Belgium                          $  1,297,620                 0.3%
Bermuda                             2,106,747                 0.4
Canada                              4,298,960                 0.8
Liberia                               599,438                 0.1
Luxembourg                          5,424,905                 1.1
Mexico                              1,538,638                 0.3
Netherlands                         3,822,396                 0.8
Norway                                764,757                 0.2
Panama                                397,000                 0.1
Sweden                                775,265                 0.2
United Kingdom                        657,735                 0.1
Unites States++                   474,800,351                95.6
                   Total         $496,483,812                 100%
                                 ============                 ===

++ Includes Short-Term Securities and Other Securities (79.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts

Open at March 31, 2005
--------------------------------------------------------------------------------
                                      Currency       Currency         Unrealized
Currency Sold and Settlement Date    Units Sold   Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
Euro 4/15/05                         1,675,000      $2,171,517        $(108,587)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

MBS               Mortgage Backed Security

PLC               Public Limited Company

REIT              Real Estate Investment Trust

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

(omega)  Rate is subject to change. Rate shown reflects current rate.

(delta) Security is a defaulted security with accrued interest in the amount of $39,840 that was written-off December 10, 2001.

(pi)     Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

--------------------------------------------------------------------------------------------------
(sigma) Schedule of Fair Valued Securities
--------------------------------------------------------------------------------------------------
                                                                                   Value as a %
                                                                      Value       of Market Value
--------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
--------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)     $ --             0.0%
--------------------------------------------------------------------------------------------------
                                                                      $ --             0.0%
--------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees.

-------------------------------------------------------------------------------------------------------------------
ss. Schedule of Restricted and Illiquid Securities
-------------------------------------------------------------------------------------------------------------------
                                                       Acquisition      Acquisition                  Value as a %
                                                          Date              Cost          Value      of Market Value
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
-------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Company LLC, 8.25%
    bonds, due 4/15/12 (144A)                       3/12/04 - 7/13/04   $ 2,463,575    $ 2,623,500       0.6%
-------------------------------------------------------------------------------------------------------------------
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                        4/25/03 - 5/21/03     1,327,287      1,390,895        0.3%
-------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A) (sigma)                             3/6/00            796,800             --         0.0%
-------------------------------------------------------------------------------------------------------------------
                                                                        $ 4,587,662    $ 4,014,395
-------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2005. The issuer incurs all registration costs.

The interest rate is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2005.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of March 31, 2005 are noted below.

--------------------------------------------------------------------------------
Portfolio                                                Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                      $ 93,622,763
--------------------------------------------------------------------------------

Effective May 1, 2005, Janus Aspen Flexible Income Portfolio will change its name to Janus Aspen Flexible Bond Portfolio and add to its investment policy to state that at least 80% of its net assets (plus borrowings for investment purposes) will be invested in bonds.

Janus Aspen Foreign Stock Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 78.3%
Advertising Services - 2.3%
               38,080    WPP Group PLC                                                                              $      433,604
Audio and Video Products - 1.0%
                4,500    Sony Corp.                                                                                        179,295
Beverages - Wine and Spirits - 2.2%
               29,156    Diageo PLC                                                                                        411,060
Brewery - 2.2%
               11,935    Heineken N.V.                                                                                     413,453
Broadcast Services and Programming - 1.0%
                3,180    Grupo Televisa S.A. (ADR)                                                                         186,984
Cable Television - 2.1%
               19,898    Shaw Communications, Inc. - Class B                                                               403,751
Cellular Telecommunications - 1.4%
              100,192    Vodafone Group PLC                                                                                266,041
Chemicals - Diversified - 1.2%
                4,792    Akzo Nobel N.V.                                                                                   218,731
Chemicals - Specialty - 3.4%
                  457    Givaudan S.A.                                                                                     293,311
                3,325    Syngenta A.G.*                                                                                    347,060
                                                                                                                           640,371
Cosmetics and Toiletries - 2.1%
               30,000    Shiseido Company, Ltd.                                                                            396,100
Diversified Operations - 8.6%
               42,000    Hutchison Whampoa, Ltd.                                                                           356,790
                3,027    Louis Vuitton Moet Hennessy S.A.                                                                  226,357
               32,227    Smiths Group PLC                                                                                  518,613
               15,900    Tyco International, Ltd. (New York Shares)                                                        537,420
                                                                                                                         1,639,190
Diversified Operations-Commercial Services - 3.3%
              204,222    Rentokil Initial PLC                                                                              625,254
Electronic Components - Miscellaneous - 3.3%
               22,475    Koninklijke (Royal) Philips Electronics N.V.                                                      618,962
Food - Diversified - 2.2%
                1,510    Nestle S.A.                                                                                       412,960
Home Decoration Products - 2.0%
                7,278    Hunter Douglas N.V.                                                                               366,727
Hotels and Motels - 3.0%
                2,803    Accor S.A.                                                                                        137,170
               12,630    Fairmont Hotels & Resorts, Inc. (New York Shares)                                                 418,559
                                                                                                                           555,729
Insurance Brokers - 3.1%
               16,000    Willis Group Holdings, Ltd.                                                                       589,920
Machinery - Pumps - 1.9%
                6,941    Pfeiffer Vacuum Technology A.G.                                                                   349,926
Medical - Drugs - 3.7%
               11,433    GlaxoSmithKline PLC                                                                               262,096
                9,200    Takeda Pharmaceutical Company, Ltd.                                                               438,667
                                                                                                                           700,763
Miscellaneous Manufacturing - 1.9%
              178,189    FKI PLC                                                                                           357,807
Multimedia - 2.3%
               13,856    Vivendi Universal S.A.*                                                                           424,333
Oil Companies - Integrated - 3.8%
               33,354    BP PLC                                                                                            345,751
                1,568    Total S.A. - Class B                                                                              366,799
                                                                                                                           712,550
Property and Casualty Insurance - 8.2%
                   40    Millea Holdings, Inc.                                                                             582,253
              139,000    Nipponkoa Insurance Company, Ltd.                                                                 953,298
                                                                                                                         1,535,551
Publishing - Books - 2.3%
               29,225    Reed Elsevier N.V.                                                                                440,493
Publishing - Newspapers - 1.2%
               67,969    Independent News & Media PLC                                                                      223,743
Publishing - Periodicals - 0.5%
                5,145    Wolters Kluwer N.V.                                                                                93,951
Rubber/Plastic Products - 1.6%
               15,000    Tenma Corp.                                                                                       304,423
Television - 4.6%
               78,699    British Sky Broadcasting Group PLC                                                                863,396
Toys - 1.9%
                3,200    Nintendo Company, Ltd.                                                                            349,352
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $11,181,014)                                                                                   14,714,410
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 2.0%
Soap and Cleaning Preparations - 2.0%
                4,156    Henkel KGaA (cost $298,521)                                                                       376,224
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 19.7%
       $    3,700,000    ABN Amro Bank N.V., 2.80%
                           dated 3/31/05, maturing 4/1/05
                           to be repurchased at $3,700,288
                           collateralized by $6,785,549
                           in U.S. Government Agencies
                           0% - 10.0%, 5/13/05 - 8/1/33
                           with a value of $3,774,000
                           (cost $3,700,000)                                                                             3,700,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $15,179,535) - 100%                                                                   $   18,790,634
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                            Value           % of Investment Securities
Bermuda                        $ 1,127,340                    5.9%
Canada                             822,310                    4.4
France                           1,154,659                    6.2
Germany                            726,150                    3.9
Hong Kong                          356,790                    1.9
Ireland                            223,743                    1.2
Japan                            3,203,388                   17.1
Mexico                             186,984                    1.0
Netherlands                      2,152,317                   11.5
Switzerland                      1,053,331                    5.6
United Kingdom                   4,083,622                   21.6
United States ++                 3,700,000                   19.7
Total                          $18,790,634                  100.0%
                               ===========                  =====

++    Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New
                  York Stock Exchange

PLC               Public Limited Company

*        Non-income-producing security.

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.2%
Diagnostic Equipment - 1.6%
               16,480    Cytyc Corp.*                                                                               $      379,205
                3,150    Gen-Probe, Inc.*                                                                                  140,364
                                                                                                                           519,569
Dialysis Centers - 1.1%
                9,780    Renal Care Group, Inc.*                                                                           371,053
Drug Delivery Systems - 1.8%
               26,275    Andrx Corp.*                                                                                      595,654
Hospital Beds and Equipment - 1.7%
                9,370    Kinetic Concepts, Inc.*                                                                           558,921
Instruments - Scientific - 3.0%
               17,065    Fisher Scientific International, Inc.*                                                            971,340
Medical - Biomedical and Genetic - 13.8%
               12,190    Amgen, Inc.*                                                                                      709,580
               29,910    Celgene Corp.*                                                                                  1,018,435
               28,835    Fibrogen, Inc.*,(sigma), ss.                                                                      131,199
               10,550    Genentech, Inc.*                                                                                  597,236
               13,215    Genzyme Corp.*                                                                                    756,427
               14,235    Invitrogen Corp.*                                                                                 985,061
               22,605    Nektar Therapeutics*                                                                              315,114
                                                                                                                         4,513,052
Medical - Drugs - 24.8%
                9,335    Abbott Laboratories                                                                               435,198
                5,940    Aspreva Pharmaceuticals Corp. (New York Shares)*                                                   86,427
               35,720    Cubist Pharmaceuticals, Inc.*                                                                     379,346
                7,030    Eli Lilly and Co.                                                                                 366,263
               16,635    Forest Laboratories, Inc.*                                                                        614,663
               28,450    K-V Pharmaceutical Co. - Class A*                                                                 660,040
               39,555    Ligand Pharmaceuticals, Inc. - Class B*                                                           226,650
                6,123    Merck KGaA**                                                                                      440,495
               13,836    Novartis A.G.**                                                                                   645,202
               13,375    Pharmion Corp.*                                                                                   387,875
                4,893    Roche Holding A.G.**                                                                              524,221
               17,700    Sankyo Company, Ltd.**                                                                            373,257
                6,296    Sanofi-Aventis**                                                                                  530,783
               17,295    Schering-Plough Corp.                                                                             313,904
                  569    Serono S.A. - Class B**                                                                           412,746
               12,730    Shire Pharmaceuticals Group PLC (ADR)**                                                           436,384
                7,100    Takeda Pharmaceutical Company, Ltd.**                                                             338,537
               18,530    Valeant Pharmaceuticals International                                                             417,296
               12,140    Wyeth                                                                                             512,065
                                                                                                                         8,101,352
Medical - Generic Drugs - 5.4%
               11,483    Barr Pharmaceuticals, Inc.*                                                                       560,715
               26,288    IVAX Corp.*                                                                                       519,714
               22,310    Teva Pharmaceutical Industries, Ltd. (ADR)                                                        691,610
                                                                                                                         1,772,039
Medical - HMO - 10.3%
               13,070    Aetna, Inc.                                                                                       979,597
                9,815    Conventry Health Care, Inc.*                                                                      668,794
               12,240    PacifiCare Health Systems, Inc.*                                                                  696,701
               10,720    UnitedHealth Group, Inc.                                                                        1,022,473
                                                                                                                         3,367,565
Medical - Hospitals - 3.6%
               17,890    LifePoint Hospitals, Inc.*                                                                        784,298
                8,335    United Surgical Partners International, Inc.*                                                     381,493
                                                                                                                         1,165,791
Medical - Nursing Homes - 1.1%
                9,750    Manor Care, Inc.                                                                                  354,510
Medical - Wholesale Drug Distributors - 1.0%
                5,855    Cardinal Health, Inc.*                                                                            326,709
Medical Instruments - 3.2%
                9,740    Medtronic, Inc.                                                                                   496,253
               15,055    St. Jude Medical, Inc.*                                                                           541,980
                                                                                                                         1,038,233
Medical Products - 10.2%
                9,925    Baxter International, Inc.                                                                        337,252
                9,525    INAMED Corp.*                                                                                     665,607
               10,985    Johnson & Johnson                                                                                 737,752
               25,955    PSS World Medical, Inc.*                                                                          295,108
               31,683    Smith & Nephew PLC**                                                                              297,892
                7,310    Stryker Corp.                                                                                     326,099
                2,679    Synthes, Inc.                                                                                     297,766
                4,790    Zimmer Holdings, Inc.*                                                                            372,710
                                                                                                                         3,330,186
Optical Supplies - 1.4%
                5,085    Alcon, Inc. (New York Shares)**                                                                   454,040
Pharmacy Services - 3.0%
               24,900    Caremark Rx, Inc.*                                                                                990,522
Therapeutics - 11.2%
               16,330    Amylin Pharmaceuticals, Inc.*                                                                     285,612
               18,050    Cypress Bioscience, Inc.*                                                                         164,977
               21,005    DOV Pharmaceutical, Inc.*                                                                         287,348
               28,990    Gilead Sciences, Inc.*                                                                          1,037,842
               28,105    MGI Pharma, Inc.*                                                                                 710,213
               28,160    Nabi Biopharmaceuticals*                                                                          351,437
                8,180    Neurocrine Biosciences, Inc.*                                                                     311,331
               11,345    Onyx Pharmaceuticals, Inc.*                                                                       355,666
                3,420    United Therapeutics Corp.*                                                                        156,277
                                                                                                                         3,660,703
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $25,614,248)                                                                                   32,091,239
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.8%
       $      600,000    ABN Amro Bank N.V., 2.80%
                           dated 3/31/05, maturing 4/1/05
                           to be repurchased at $600,047
                           collateralized by $1,100,359
                           in U.S. Government Agencies
                           0% - 10.0%, 5/13/05 - 8/1/33
                           with a value of $612,000
                           (cost $600,000)                                                                                 600,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $26,214,248) - 100.0%                                                                 $   32,691,239
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
Canada                                $    86,427                 0.3%
France                                    530,783                 1.6
Germany                                   440,495                 1.4
Israel                                    691,610                 2.1
Japan                                     711,794                 2.2
Switzerland                             2,036,209                 6.2
United Kingdom                            734,276                 2.2
United States++                        27,459,645                84.0
Total                                 $32,691,239                 100%
                                      ===========                 ===

++    Includes Short-Term Securities (82.2% excluding
      Short-Term Securities)

Forward Currency Contracts
Open at March 31, 2005

Currency Sold and         Currency             Currency          Unrealized
Settlement Date         Units Sold      Value in $ U.S.         Gain/(Loss)
----------------------------------------------------------------------------
British Pound 4/15/05       80,000            $ 151,078          $  (1,153)
British Pound 5/20/05      115,000              216,782               (596)
Euro 4/15/05               370,000              479,678               (725)
Japanese Yen 4/15/05    27,000,000              252,274               6,289
Japanese Yen 9/9/05     10,000,000               94,714               2,318
Swiss Franc 4/15/05      1,175,000              982,729               6,518
----------------------------------------------------------------------------
Total                                        $2,177,255           $  12,651

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New
                  York Stock Exchange

PLC               Public Limited Company

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

(sigma) Schedule of Fair Valued Securities

--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio     Value            Value as a % of
                                                                  Market Value
--------------------------------------------------------------------------------
Fibrogen, Inc.                                   $131,199             0.4%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees.

ss. Schedule of Restricted and Illiquid Securities

                                               Acquisition           Acquisition                                Value as a %
                                                   Date                 Cost                 Value             of Market Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Fibrogen, Inc.(sigma)                           12/28/2004            $131,199              $131,199                0.4%
------------------------------------------------------------------------------------------------------------------------------------

The portfolio has registered rights for certain restricted securities held as of March 31, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                        $4,453,556
--------------------------------------------------------------------------------

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.6%
Applications Software - 3.5%
               41,395    Citrix Systems, Inc.*                                                                      $      986,029
               36,485    Infosys Technologies, Ltd.                                                                      1,878,927
              131,805    Microsoft Corp.                                                                                 3,185,727
                                                                                                                         6,050,683
Audio and Video Products - 2.2%
                8,250    Harman International Industries, Inc.                                                             729,795
                7,900    Sony Corp.**                                                                                      314,762
               99,585    Thomson**                                                                                       2,684,493
                                                                                                                         3,729,050
Automotive - Cars and Light Trucks - 0.5%
               89,089    Nissan Motor Company, Ltd.**                                                                      913,584
Automotive - Truck Parts and Equipment - Original - 0.9%
               31,915    Autoliv, Inc. (SDR)#                                                                            1,522,705
Cable Television - 0.5%
               32,485    EchoStar Communications Corp. - Class A*                                                          950,186
Commercial Services - Finance - 1.1%
               56,340    Paychex, Inc.                                                                                   1,849,079
Computer Aided Design - 1.3%
               48,321    Dassault Systemes S.A.**                                                                        2,279,514
Computer Services - 3.5%
               11,475    Affiliated Computer Services, Inc. - Class A*                                                     610,929
               52,445    Atos Origin S.A.*,**                                                                            3,544,569
              582,236    LogicaCMG PLC**                                                                                 1,947,651
                                                                                                                         6,103,149
Computers - 5.6%
              130,105    Dell, Inc.*                                                                                     4,998,635
               37,890    IBM Corp.                                                                                       3,462,388
               15,120    Research In Motion, Ltd. (New York Shares)*                                                     1,155,470
                                                                                                                         9,616,493
Computers - Memory Devices - 2.1%
              296,700    EMC Corp.*                                                                                      3,655,344
Computers - Peripheral Equipment - 1.6%
               44,285    Logitech International S.A.*                                                                    2,692,407
Consulting Services - 0.4%
               31,250    Accenture, Ltd. - Class A (New York Shares)*                                                      754,688
Distribution/Wholesale - 0.2%
                6,130    CDW Corp.                                                                                         347,448
E-Commerce/Products - 1.7%
               84,590    Amazon.com, Inc.*                                                                               2,898,899
E-Commerce/Services - 1.3%
               62,440    eBay, Inc.*                                                                                     2,326,514
Electric Products - Miscellaneous - 4.4%
               30,170    LG Electronics, Inc.**                                                                          2,024,314
                9,480    Samsung Electronics Company, Ltd.**                                                             4,688,861
              229,000    Toshiba Corp.**                                                                                   957,283
                                                                                                                         7,670,458
Electronic Components - Miscellaneous - 4.8%
            1,138,912    Hon Hai Precision Industry Company, Ltd.                                                        5,065,048
               97,606    Koninklijke (Royal) Philips Electronics N.V.**                                                  2,688,069
                4,980    Samsung SDI Company, Ltd.**                                                                       512,744
                                                                                                                         8,265,861
Electronic Components - Semiconductors - 11.5%
              108,260    Advanced Micro Devices, Inc.*,#                                                                 1,745,151
            1,346,638    ARM Holdings PLC**                                                                              2,678,624
              124,960    ATI Technologies, Inc. (New York Shares)*                                                       2,156,810
               71,325    Broadcom Corp. - Class A*                                                                       2,134,044
               23,280    Intel Corp.                                                                                       540,794
               38,285    International Rectifier Corp.*                                                                  1,741,968
               20,485    Microchip Technology, Inc.                                                                        532,815
              224,325    Texas Instruments, Inc.                                                                         5,718,043
               46,585    Volterra Semiconductor Corp.*                                                                     628,898
               67,540    Xilinx, Inc.                                                                                    1,974,194
                                                                                                                        19,851,341
Electronic Measuring Instruments - 1.2%
               20,700    Advantest Corp.**                                                                               1,587,702
                1,900    Keyence Corp.**                                                                                   440,384
                                                                                                                         2,028,086
Enterprise Software/Services - 3.5%
              115,475    BEA Systems, Inc.*                                                                                920,336
               19,205    Computer Associates International, Inc.                                                           520,456
               82,010    Micromuse, Inc.*                                                                                  371,505
              206,145    Oracle Corp.*                                                                                   2,572,689
               10,180    SAP A.G.**                                                                                      1,633,328
                                                                                                                         6,018,314
Entertainment Software - 3.3%
               36,120    Activision, Inc.*                                                                                 534,576
              101,130    Electronic Arts, Inc.*                                                                          5,236,511
                                                                                                                         5,771,087
Internet Connectivity Services - 1.1%
               57,165    NDS Group PLC (ADR)*,**,#                                                                       1,985,340
Internet Infrastructure Software - 0.5%
               63,385    Openwave Systems, Inc.*,#                                                                         772,663
               17,700    TIBCO Software, Inc.*                                                                             131,865
                                                                                                                           904,528
Internet Security - 3.2%
               91,630    Check Point Software Technologies, Ltd. (New York Shares)*                                      1,992,037
               37,615    McAfee, Inc.*                                                                                     848,594
               68,095    Symantec Corp.*                                                                                 1,452,466
               13,000    Trend Micro, Inc.**                                                                               559,205
               21,460    VeriSign, Inc.*                                                                                   615,902
                                                                                                                         5,468,204
Medical Instruments - 1.0%
               33,830    Medtronic, Inc.                                                                                 1,723,639
Miscellaneous Manufacturing - 0.7%
               51,255    Applied Films Corp.*,#                                                                          1,185,016
Networking Products - 2.1%
              208,035    Cisco Systems, Inc.*                                                                            3,721,746
Retail - Consumer Electronics - 0.5%
               16,185    Best Buy Company, Inc.                                                                            874,152
Semiconductor Components/Integrated Circuits - 6.7%
                9,485    Analog Devices, Inc.                                                                              342,788
               98,410    CSR PLC*,**                                                                                       608,171
              119,350    Marvell Technology Group, Ltd.*                                                                 4,575,879
               66,675    Maxim Integrated Products, Inc.                                                                 2,725,007
                5,700    NEC Electronics Corp.**                                                                           265,933
               26,705    PowerDsine, Ltd. (New York Shares)*                                                               273,192
            1,683,323    Taiwan Semiconductor Manufacturing Company, Ltd.                                                2,753,848
                                                                                                                        11,544,818
Semiconductor Equipment - 3.1%
               98,480    Applied Materials, Inc.                                                                         1,600,300
               49,880    KLA-Tencor Corp.                                                                                2,294,979
               66,855    Teradyne, Inc.*                                                                                   976,083
                9,500    Tokyo Electron, Ltd.**                                                                            541,616
                                                                                                                         5,412,978
Telecommunication Equipment - 3.2%
              162,895    Alcatel S.A. (ADR)*,**,#                                                                        1,966,143
              872,000    Foxconn International Holdings*                                                                   469,617
               62,980    Harris Corp.                                                                                    2,056,296
               89,390    UTStarcom, Inc.*,#                                                                                978,821
                                                                                                                         5,470,877
Telecommunication Equipment - Fiber Optics - 2.0%
              315,775    Corning, Inc.*                                                                                  3,514,576
Telecommunication Services - 1.1%
               57,350    Amdocs, Ltd. (New York Shares)*,**                                                              1,628,740
               50,549    Bharti Tele-Ventures, Ltd.                                                                        239,050
                                                                                                                         1,867,790
Television - 1.1%
              181,238    British Sky Broadcasting Group PLC**                                                            1,988,338
Web Hosting/Design - 0.5%
               27,425    Macromedia, Inc.*                                                                                 918,738
Web Portals/Internet Service Providers - 4.8%
               44,835    EarthLink, Inc.*                                                                                  403,515
               19,800    Netease.com, Inc. (ADR)*,#                                                                        954,558
                  268    Yahoo Japan Corp.*,**                                                                             630,176
                  268    Yahoo Japan Corp.*,**                                                                             627,676
              168,620    Yahoo!, Inc.*                                                                                   5,716,218
                                                                                                                         8,332,143
Wireless Equipment - 5.9%
                  708    Crown Castle International Corp.*                                                                  11,370
              160,270    Motorola, Inc.                                                                                  2,399,242
              147,629    Nokia Oyj**,#                                                                                   2,288,273
              271,935    Nokia Oyj (ADR)**                                                                               4,195,958
               46,765    Telefonaktiebolaget LM Ericsson (ADR)#                                                          1,318,773
                                                                                                                        10,213,616
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $133,837,897)                                                                                 160,421,389
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.6%
Applications Software - 0.3%
       $      515,000    Mercury Interactive Corp., 4.75% convertible notes, due 7/1/07 (144A) ss.                         514,357
Computers - Peripheral Equipment - 0%
            1,000,000    Candescent Technologies Corp., 8.00% convertible senior subordinated debentures,
                         due 5/1/03 (144A) (omega), (delta) , (SIGMA) ,ss.                                                       0
Electronic Components - Semiconductors - 0.3%
              485,000    International Rectifier Corp., 4.25% convertible subordinated notes, due 7/15/07#                 483,181
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,820,980)                                                                                    997,538
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Wireless Equipment - 0.3%
               10,840    Crown Castle International Corp., convertible, 6.25% (cost $542,000)                              546,065
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.9%
           10,296,069    State Street Navigator Securities Lending Prime Portfolio + (cost $10,296,069)                 10,296,069
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.6%
       $    1,000,000    ABN Amro Bank N.V., 2.80%
                           dated 3/31/05, maturing 4/1/05
                           to be repurchased at $1,000,078
                           collateralized by $1,833,932
                           in U.S. Government Agencies
                           0% - 10.0%, 5/13/05 - 8/1/33
                           with a value of $1,020,000
                           (cost $1,000,000)                                                                             1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $147,496,946) - 100%                                                                    $173,261,061
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)


Country                                Value         % of Investment Securities
Bermuda                         $  5,330,567                        2.9%
Canada                             3,312,280                        1.9
Cayman Islands                       954,558                        0.6
China                                469,617                        0.3
Finland                            6,484,231                        3.7
France                            10,474,719                        6.0
Germany                            1,633,328                        0.9
India                              2,117,977                        1.2
Israel                             2,265,229                        1.3
Japan                              6,838,321                        4.0
Netherlands                        2,688,069                        1.6
South Korea                        7,225,919                        4.1
Sweden                             1,318,773                        0.8
Switzerland                        2,692,407                        1.6
Taiwan                             7,818,896                        4.5
United Kingdom                    10,836,864                        6.2
United States ++                 100,799,306                       58.4
                    Total       $173,261,061                       100%
                                ============                       ===

++ Includes Short-Term Securities and Other Securities (51.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts

Open at March 31, 2005
--------------------------------------------------------------------------------
Currency Sold and                Currency          Currency         Unrealized
Settlement Date                 Units Sold      Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/15/05               650,000      $  1,227,506       $   9,249
--------------------------------------------------------------------------------
British Pound 5/20/05               475,000           895,405         (23,026)
--------------------------------------------------------------------------------
Euro 4/15/05                      4,300,000         5,574,640          72,450
--------------------------------------------------------------------------------
Japanese Yen 4/15/05            180,000,000         1,681,826           8,227
--------------------------------------------------------------------------------
South Korean Won 5/12/05      1,250,000,000         1,231,175        (119,076)
--------------------------------------------------------------------------------
South Korean Won 5/27/05        825,000,000           812,536          (4,081)
--------------------------------------------------------------------------------
Total                                            $ 11,423,088       $ (56,257)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

(omega)  Rate is subject to change. Rate shown reflects current rate.

(delta) Security is a defaulted security with accrued interest in the amount of $40,000 that was written-off December 10, 2001.

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(SIGMA) Schedule of Fair Valued Securities

-------------------------------------------------------------------------------------------------------
                                                                                         Value as a %
                                                                           Value         of Market Value
-------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
-------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00% convertible
    senior subordinated debentures, due 5/1/03 (144A)                       $     --           0%
-------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees.

ss. Schedule of Restricted and Illiquid Securities

-------------------------------------------------------------------------------------------------------
                                             Acquisition     Acquisition                   Value as %
Janus Aspen Global Technology Portfolio        Date            Cost          Value       of Market Value
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00%
   convertible senior subordinated
   debentures, due 5/1/03 (144A) (SIGMA)       3/6/00        $  800,000     $     --          0.0%
-------------------------------------------------------------------------------------------------------
Mercury Interactive Corp., 4.75%
  convertible notes, due 7/1/07 (144A)         6/27/00       $  515,000     $514,357          0.3%
-------------------------------------------------------------------------------------------------------
                                                             $1,315,000     $514,357          0.3%
-------------------------------------------------------------------------------------------------------

The Portfolio has registered rights for certain restricted securities held as of March 31, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

--------------------------------------------------------------------------------
Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                            $ 51,962,451
--------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.1%
Advertising Sales - 0.7%
               15,230    Lamar Advertising Co.*                                                                     $      613,617
Applications Software - 2.0%
               67,996    Microsoft Corp.                                                                                 1,643,463
Audio and Video Products - 0.7%
                6,200    Harman International Industries, Inc.                                                             548,452
Beverages - Non-Alcoholic - 1.7%
               26,536    PepsiCo, Inc.                                                                                   1,407,204
Broadcast Services and Programming - 1.8%
               43,643    Clear Channel Communications, Inc.                                                              1,504,374
Building - Residential and Commercial - 0.7%
                  780    NVR, Inc.*                                                                                        612,300
Cable Television - 1.5%
               38,478    Comcast Corp. - Special Class A*                                                                1,285,165
Computers - 1.8%
               19,171    Dell, Inc.*                                                                                       736,550
               35,910    Hewlett-Packard Co.                                                                               787,865
                                                                                                                         1,524,415
Computers - Memory Devices - 0.4%
               27,910    EMC Corp.*                                                                                        343,851
Cosmetics and Toiletries - 3.3%
               24,745    Avon Products, Inc.                                                                             1,062,550
               32,227    Procter & Gamble Co.                                                                            1,708,031
                                                                                                                         2,770,581
Dental Supplies and Equipment - 0.4%
               47,930    Align Technology, Inc.*                                                                           299,083
Diversified Operations - 7.8%
               32,023    General Electric Co.                                                                            1,154,749
               23,570    Honeywell International, Inc.                                                                     877,040
               50,473    Smiths Group PLC                                                                                  812,237
              111,650    Tyco International, Ltd. (New York Shares)                                                      3,773,770
                                                                                                                         6,617,796
E-Commerce/Products - 0.6%
               14,375    Amazon.com, Inc.*                                                                                 492,631
E-Commerce/Services - 0.4%
                9,060    eBay, Inc.*                                                                                       337,576
Electric Products - Miscellaneous - 2.9%
                1,770    Samsung Electronics Company, Ltd.                                                                 875,452
                6,245    Samsung Electronics Company, Ltd. (GDR)                                                         1,545,637
                                                                                                                         2,421,089
Electronic Components - Semiconductors - 4.6%
              160,725    Advanced Micro Devices, Inc.*, #                                                                2,590,887
               53,131    Texas Instruments, Inc.                                                                         1,354,309
                                                                                                                         3,945,196
Enterprise Software/Services - 0.6%
               19,420    Computer Associates International, Inc.                                                           526,282
Entertainment Software - 1.5%
               23,715    Electronic Arts, Inc.*                                                                          1,227,963
Finance - Investment Bankers/Brokers - 5.5%
               60,012    Citigroup, Inc.                                                                                 2,696,939
                5,430    Goldman Sachs Group, Inc.                                                                         597,246
               41,560    JPMorgan Chase & Co.                                                                            1,437,976
                                                                                                                         4,732,161
Finance - Mortgage Loan Banker - 1.2%
               30,754    Countrywide Financial Corp.                                                                       998,275
Food - Dairy Products - 1.0%
               23,785    Dean Foods Co.*                                                                                   815,826
Food - Retail - 0.3%
               16,035    Kroger Co.*                                                                                       257,041
Hotels and Motels - 1.1%
               13,300    Four Seasons Hotels, Inc.                                                                         940,310
Industrial Automation and Robotics - 1.9%
               28,130    Rockwell Automation, Inc.                                                                       1,593,283
Medical - Drugs - 4.5%
               13,735    Eli Lilly and Co.                                                                                 715,594
               16,070    Roche Holding A.G. **,#                                                                         1,721,689
               15,849    Sanofi-Aventis**                                                                                1,336,147
                                                                                                                         3,773,430
Medical - HMO - 5.3%
               22,790    Aetna, Inc.                                                                                     1,708,111
               29,423    UnitedHealth Group, Inc.                                                                        2,806,365
                                                                                                                         4,514,476
Medical Instruments - 0.7%
               10,789    Medtronic, Inc.                                                                                   549,700
Multi-Line Insurance - 1.0%
               15,246    American International Group, Inc.                                                                844,781
Multimedia - 1.4%
               66,180    Time Warner, Inc.*                                                                              1,161,459
Networking Products - 1.8%
               84,930    Cisco Systems, Inc.*                                                                            1,519,398
Oil Companies - Exploration and Production - 2.2%
               26,249    EnCana Corp. (New York Shares)                                                                  1,848,455
Oil Companies - Integrated - 8.1%
               61,900    Exxon Mobil Corp.                                                                               3,689,239
               16,180    Petro-Canada                                                                                      939,842
               56,042    Suncor Energy, Inc.                                                                             2,258,084
                                                                                                                         6,887,165
Pharmacy Services - 2.0%
               42,910    Caremark Rx, Inc.*                                                                              1,706,960
Pipelines - 0.8%
                8,391    Kinder Morgan, Inc.                                                                               635,199
Retail - Consumer Electronics - 1.4%
               22,455    Best Buy Company, Inc.                                                                          1,212,795
Retail - Pet Food and Supplies - 1.2%
               35,270    PETsMART, Inc.                                                                                  1,014,013
Retail - Regional Department Stores - 1.1%
               17,200    Kohl's Corp.*                                                                                     888,036
Semiconductor Components/Integrated Circuits - 3.0%
               31,130    Linear Technology Corp.                                                                         1,192,590
               32,184    Maxim Integrated Products, Inc.                                                                 1,315,360
                                                                                                                         2,507,950
Shipbuilding - 0.5%
               22,740    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                            427,936
Super-Regional Banks - 2.0%
               10,440    Fifth Third Bancorp#                                                                              448,711
               41,515    U.S. Bancorp                                                                                    1,196,463
                                                                                                                         1,645,174
Television - 2.3%
              174,533    British Sky Broadcasting Group PLC                                                              1,914,779
Therapeutics - 0.5%
                9,955    Neurocrine Biosciences, Inc.*                                                                     378,887
Tobacco - 1.1%
               13,980    Altria Group, Inc.                                                                                914,152
Toys - 1.1%
               46,180    Marvel Enterprises, Inc.*                                                                         923,600
Transportation - Railroad - 1.0%
               13,297    Canadian National Railway Co. (New York Shares)                                                   841,833
Transportation - Services - 0.4%
                4,185    United Parcel Service, Inc. - Class B                                                             304,417
Web Hosting/Design - 0.7%
               16,560    Macromedia, Inc.*                                                                                 554,760
Web Portals/Internet Service Providers - 2.0%
               22,250    EarthLink, Inc.*, #                                                                               200,250
               42,590    Yahoo!, Inc.*                                                                                   1,443,801
                                                                                                                         1,644,051
Wireless Equipment - 0.6%
               34,010    Nokia Oyj (ADR)**                                                                                 524,774
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $64,327,227)                                                                                   76,596,114
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 3.0%
Automotive - Cars and Light Trucks - 0.8%
                  968    Porsche A.G. **                                                                                   703,790
Finance - Investment Bankers/Brokers - 0.8%
               13,795    Goldman Sachs Group, Inc., Series TXN, 6.25% (YES)                                                353,401
                9,410    Goldman Sachs Group, Inc., Series YHOO, 8.125% (YES)                                              323,412
                                                                                                                           676,813
Multi-Line Insurance - 0.5%
               18,075    XL Capital, Ltd., convertible, 6.50%                                                              432,896
Oil Companies - Integrated - 0.9%
                8,650    Amerada Hess Corp., convertible, 7.00%                                                            725,649
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,975,345)                                                                                  2,539,148
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.8%
           4,056,522       State Street Navigator Securities Lending Prime Portfolio+ (cost $4,056,522)                  4,056,522
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.1%
       $      900,000    ABN Amro Bank N.V., 2.80%
                          dated 3/31/05, maturing 4/1/05
                          to be repurchased at $900,070
                          collateralized by $1,650,539
                          in U.S. Government Agencies
                          0% - 10.0%, 5/13/05 - 8/1/33
                          with a value of $918,000
                          (cost $900,000)                                                                                  900,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $71,259,094) - 100%                                                                   $   84,091,784
===================================================================================================================================

                        Geographic Summary of Investments
                           March, 31 2005 (unaudited)
Country                      Value                % of Investment Securities
Bermuda                   $ 3,773,770                         4.5%
Canada                      6,828,524                         8.1
Cayman Islands                432,896                         0.5
Finland                       524,774                         0.6
France                      1,336,147                         1.6
Germany                       703,790                         0.8
South Korea                 2,849,025                         3.4
Switzerland                 1,721,689                         2.1
United Kingdom              2,727,016                         3.2
United States++            63,194,153                        75.2
Total                     $84,091,784                       100.0%
                          ===========                       =====

++ Includes Short-Term Securities and Other Securities (69.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts

Open at March 31, 2005

Currency Sold and             Currency         Currency           Unrealized
Settlement Date              Units Sold     Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
Euro 4/15/05                   580,000          $751,928           $(25,935)
Swiss Franc 4/15/05            575,000           480,910            (18,946)
--------------------------------------------------------------------------------
Total                                         $1,232,838           $(44,881)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

YES               Yield-Enhanced Securities

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                             $6,534,245
--------------------------------------------------------------------------------

Janus Aspen Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.4%
Advertising Sales - 0.1%
               21,855    Lamar Advertising Co.*                                                                     $      880,538
Aerospace and Defense - 4.4%
              504,187    BAE Systems PLC**                                                                               2,472,680
              385,797    Boeing Co.*                                                                                    22,553,693
               55,483    General Dynamics Corp.                                                                          5,939,455
              436,176    Lockheed Martin Corp.                                                                          26,632,906
                                                                                                                        57,598,734
Apparel Manufacturers - 0.8%
              812,565    Burberry Group PLC**                                                                            6,288,555
               73,727    Coach, Inc.*                                                                                    4,175,160
                                                                                                                        10,463,715
Applications Software - 0.3%
               77,813    NAVTEQ Corp.*,#                                                                                 3,373,194
Athletic Footwear - 0.2%
               36,446    NIKE, Inc. - Class B                                                                            3,036,316
Audio and Video Products - 0.5%
              174,920    Sony Corp. (ADR)**,#                                                                            7,000,298
Automotive - Cars and Light Trucks - 0.2%
               66,404    BMW A.G.**                                                                                      3,011,225
Automotive - Truck Parts and Equipment - Original - 0.2%
               42,950    Autoliv, Inc.*,#                                                                                2,046,568
Beverages - Non-Alcoholic - 0.6%
              135,695    PepsiCo, Inc.                                                                                   7,195,906
Building - Mobile Home and Manufactured Homes - 0.2%
               79,206    Winnebago Industries, Inc.#                                                                     2,502,910
Building - Residential and Commercial - 1.4%
              178,512    D.R. Horton, Inc.#                                                                              5,219,691
                6,489    NVR, Inc.*,#                                                                                    5,093,865
               60,755    Pulte Homes, Inc.#                                                                              4,473,391
               57,273    Ryland Group, Inc.#                                                                             3,552,071
                                                                                                                        18,339,018
Building and Construction Products - Miscellaneous - 0.9%
              344,511    Masco Corp.                                                                                    11,944,196
Cable Television - 5.8%
            2,252,897    Comcast Corp. - Special Class A*                                                               75,246,759
Casino Hotels - 0.1%
               25,860    Las Vegas Sands Corp.*,#                                                                        1,163,700
Chemicals - Diversified - 0.3%
              138,930    Lyondell Chemical Co.                                                                           3,878,926
Chemicals - Specialty - 0.4%
               61,780    Sigma-Aldrich Corp.#                                                                            3,784,025
               84,715    Syngenta A.G. (ADR)*,**                                                                         1,779,015
                                                                                                                         5,563,040
Commercial Banks - 0.5%
               82,019    UBS A.G.**,#                                                                                    6,922,404
Commercial Services - Finance - 0.8%
              313,631    Paychex, Inc.#                                                                                 10,293,369
Computers - 1.1%
               67,160    Dell, Inc.*                                                                                     2,580,287
              144,735    Research In Motion, Ltd. (New York Shares)*                                                    11,060,649
                                                                                                                        13,640,936
Computers - Memory Devices - 0.1%
               95,600    EMC Corp.*                                                                                      1,177,792
Containers - Metal and Glass - 0.3%
              105,868    Ball Corp.*                                                                                     4,391,405
Cosmetics and Toiletries - 2.3%
              564,591    Procter & Gamble Co.                                                                           29,923,323
Cruise Lines - 1.2%
              240,440    Carnival Corp. (New York Shares)                                                               12,457,196
               67,100    Royal Caribbean Cruises, Ltd. (New York Shares)#                                                2,998,699
                                                                                                                        15,455,895
Dental Supplies and Equipment - 0.4%
              105,302    Patterson Companies, Inc.*,#                                                                    5,259,835
Distribution/Wholesale - 0.2%
              427,500    Esprit Holdings, Ltd.                                                                           2,918,996
Diversified Minerals - 2.6%
            1,064,264    Companhia Vale do Rio Doce (ADR)*                                                              33,641,385
Diversified Operations - 5.7%
               73,814    3M Co.                                                                                          6,325,122
               86,900    General Electric Co.                                                                            3,133,614
              393,560    Honeywell International, Inc.                                                                  14,644,368
               97,354    Illinois Tool Works, Inc.                                                                       8,716,104
               97,851    Pentair, Inc.#                                                                                  3,816,189
              264,760    Smiths Group PLC**                                                                              4,260,650
              996,691    Tyco International, Ltd. (New York Shares)                                                     33,688,155
                                                                                                                        74,584,202
Diversified Operations-Commercial Services - 0.5%
              224,458    ARAMARK Corp.- Class B*                                                                         5,898,756
E-Commerce/Products - 0.9%
              329,953    Amazon.com, Inc.*,#                                                                            11,307,489
E-Commerce/Services - 1.4%
              332,560    eBay, Inc.*                                                                                    12,391,185
              244,380    IAC/InterActiveCorp*,#                                                                          5,442,343
                                                                                                                        17,833,528
Electric - Generation - 0.2%
              181,555    AES Corp.*                                                                                      2,973,871
Electronic Components - Miscellaneous - 0.7%
              334,790    Koninklijke (Royal) Philips Electronics N.V. (New York Shares)**                                9,213,421
Electronic Components - Semiconductors - 1.5%
              353,215    Intel Corp.                                                                                     8,205,184
              431,556    Texas Instruments, Inc.                                                                        11,000,363
                                                                                                                        19,205,547
Electronic Forms - 0.4%
               79,910    Adobe Systems, Inc.                                                                             5,367,555
Finance - Credit Card - 0.9%
              103,575    American Express Co.*                                                                           5,320,648
              279,338    MBNA Corp.                                                                                      6,857,748
                                                                                                                        12,178,396
Finance - Investment Bankers/Brokers - 0.5%
              108,440    Merrill Lynch & Company, Inc.                                                                   6,137,704
Financial Guarantee Insurance - 0.5%
               64,566    MBIA, Inc.*,#                                                                                   3,375,510
               44,458    MGIC Investment Corp.                                                                           2,741,725
                                                                                                                         6,117,235
Food - Confectionary - 0.3%
               56,060    Wm. Wrigley Jr. Company                                                                         3,675,854
Food - Dairy Products - 0.2%
               76,691    Dean Foods Co.*,#                                                                               2,630,501
Food - Retail - 0.8%
               96,749    Whole Foods Market, Inc.                                                                        9,880,975
Food - Wholesale/Distribution - 0.7%
              254,245    Sysco Corp.#                                                                                    9,101,971
Human Resources - 0.3%
              144,644    Robert Half International, Inc.                                                                 3,899,602
Independent Power Producer - 0.2%
              222,842    Reliant Energy, Inc.*                                                                           2,535,942
Industrial Gases - 0.2%
               34,705    Air Products and Chemicals, Inc.*                                                               2,196,479
Instruments - Scientific - 0.2%
               52,243    Fisher Scientific International, Inc.*,#                                                        2,973,672
Medical - Biomedical and Genetic - 0.3%
               80,326    Celgene Corp.*                                                                                  2,735,101
               21,655    Genzyme Corp.*                                                                                  1,239,532
                                                                                                                         3,974,633
Medical - Generic Drugs - 0.3%
              117,205    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                     3,633,355
Medical - HMO - 0.7%
               93,989    UnitedHealth Group, Inc.                                                                        8,964,671
Medical - Hospitals - 0.7%
               96,785    HCA, Inc.#                                                                                      5,184,772
               66,015    Triad Hospitals, Inc.*,#                                                                        3,307,352
                                                                                                                         8,492,124
Medical Instruments - 1.1%
              171,053    Medtronic, Inc.                                                                                 8,715,150
              149,965    St. Jude Medical, Inc.*,#                                                                       5,398,740
                                                                                                                        14,113,890
Medical Products - 2.8%
              258,641    Johnson & Johnson                                                                              17,370,329
              228,042    Stryker Corp.                                                                                  10,172,953
               28,112    Synthes, Inc.                                                                                   3,124,600
              124,163    Varian Medical Systems, Inc.*                                                                   4,256,308
               26,265    Zimmer Holdings, Inc.*                                                                          2,043,680
                                                                                                                        36,967,870
Metal - Diversified - 0.4%
              112,315    Inco, Ltd. (New York Shares)*                                                                   4,470,137
Metal Processors and Fabricators - 0.6%
               94,424    Precision Castparts Corp.                                                                       7,271,592
Motorcycle and Motor Scooter Manufacturing - 0.2%
               49,780    Harley-Davidson, Inc.                                                                           2,875,293
Multi-Line Insurance - 1.2%
              274,311    American International Group, Inc.*                                                            15,199,573
Multimedia - 5.8%
            4,300,694    Time Warner, Inc.*                                                                             75,477,179
Networking Products - 4.8%
            3,213,148    Cisco Systems, Inc.*                                                                           57,483,218
              248,390    Juniper Networks, Inc.*                                                                         5,479,483
                                                                                                                        62,962,701
Oil - Field Services - 1.3%
               72,940    Halliburton Co.                                                                                 3,154,655
              198,525    Schlumberger, Ltd. (New York Shares)**                                                         13,992,042
                                                                                                                        17,146,697
Oil and Gas Drilling - 0.6%
              139,055    Transocean, Inc.*,#                                                                             7,155,770
Oil Companies - Exploration and Production - 1.0%
              125,591    Apache Corp.*                                                                                   7,689,937
               98,988    EOG Resources, Inc.                                                                             4,824,675
                                                                                                                        12,514,612
Oil Companies - Integrated - 0.3%
               94,866    Suncor Energy, Inc. (New York Shares)                                                           3,814,562
Optical Supplies - 1.5%
              221,422    Alcon, Inc. (New York Shares)**                                                                19,770,770
Pharmacy Services - 1.2%
              377,342    Caremark Rx, Inc.*                                                                             15,010,665
Property and Casualty Insurance - 0.4%
              113,016    W. R. Berkley Corp.*                                                                            5,605,594
Reinsurance - 1.1%
                3,294    Berkshire Hathaway, Inc. - Class B*                                                             9,407,664
              103,871    RenaissanceRe Holdings, Ltd.#                                                                   4,850,776
                                                                                                                        14,258,440
Retail - Apparel and Shoe - 1.6%
              168,875    Abercrombie & Fitch Co. - Class A*                                                              9,666,405
              152,571    Foot Locker, Inc.#                                                                              4,470,330
              313,865    Gap, Inc.                                                                                       6,854,812
                                                                                                                        20,991,547
Retail - Building Products - 0.7%
              168,150    Lowe's Companies, Inc.                                                                          9,599,684
Retail - Consumer Electronics - 0.6%
              154,465    Best Buy Company, Inc.*                                                                         8,342,655
Retail - Discount - 0.5%
               68,857    Costco Wholesale Corp.#                                                                         3,042,102
               72,270    Wal-Mart Stores, Inc.                                                                           3,621,450
                                                                                                                         6,663,552
Retail - Drug Store - 3.1%
              917,062    Walgreen Co.                                                                                   40,735,894
Retail - Major Department Stores - 0.8%
              190,719    J.C. Penney Company, Inc.#                                                                      9,902,130
Retail - Office Supplies - 0.6%
              243,746    Staples, Inc.                                                                                   7,660,937
Retail - Restaurants - 2.2%
              917,958    McDonald's Corp.                                                                               28,585,212
Schools - 0.3%
               57,463    Apollo Group, Inc. - Class A*                                                                   4,255,710
Semiconductor Components/Integrated Circuits - 8.0%
            1,269,804    Linear Technology Corp.                                                                        48,646,191
            1,363,261    Maxim Integrated Products, Inc.                                                                55,716,476
                                                                                                                       104,362,667
Soap and Cleaning Preparations - 0.5%
              217,144    Reckitt Benckiser PLC**                                                                         6,902,599
Telecommunication Equipment - Fiber Optics - 1.0%
            1,114,428    Corning, Inc.*                                                                                 12,403,584
Television - 2.4%
              452,609    British Sky Broadcasting Group PLC**                                                            4,965,514
              965,395    Univision Communications, Inc. - Class A*                                                      26,731,788
                                                                                                                        31,697,302
Therapeutics - 0.4%
              162,650    Gilead Sciences, Inc.*                                                                          5,822,870
Transportation - Services - 1.2%
              220,196    United Parcel Service, Inc. - Class B                                                          16,017,057
Web Portals/Internet Service Providers - 0.8%
              315,127    Yahoo!, Inc.*                                                                                  10,682,805
Wireless Equipment - 1.4%
            1,182,975    Nokia Oyj (ADR)**                                                                              18,253,304
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,026,902,415)                                                                             1,227,142,720
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.2%
Advertising Sales - 0.2%
       $    2,691,000    Lamar Advertising Co., 2.875% senior notes, due 12/31/10 (cost $2,727,757)                      2,610,270
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.2%
           54,524,719    State Street Navigator Securities Lending Prime Portfolio
                         Prime Portfolio + (cost $54,524,719)                                                           54,524,719
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.2%
        $  15,100,000    ABN Amro Bank N.V., 2.80%
                         dated 3/31/05, maturing 4/1/05
                         to be repurchased at $15,101,174
                         collateralized by $27,692,374
                         in U.S. Government Agencies
                         0% - 10.0%, 5/13/05 - 8/1/33
                         with a value of $15,402,000
                         (cost $15,100,000)                                                                             15,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,099,254,891) - 100%                                                                $1,299,377,709
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                           Value               % of Investment Securities
Bermuda                      $   41,457,927                     3.2%
Brazil                           33,641,385                     2.6
Canada                           19,345,348                     1.5
Cayman Islands                    7,155,770                     0.6
Finland                          18,253,304                     1.4
Germany                           3,011,225                     0.2
Israel                            3,633,355                     0.3
Japan                             7,000,298                     0.5
Liberia                           2,998,699                     0.2
Netherlands                      23,205,463                     1.8
Panama                           12,457,196                     1.0
Switzerland                      28,472,189                     2.2
United Kingdom                   24,889,998                     1.9
United States ++              1,073,855,552                    82.6
Total                        $1,299,377,709                   100.0%
                             ==============                   =====

++ Includes Short-Term Securities and Other Securities (77.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at March 31, 2005

Currency Sold and               Currency             Currency        Unrealized
Settlement Date               Units Sold      Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/15/05          3,425,000         $  6,468,010      $   (58,891)
British Pound 5/20/05          3,075,000            5,796,570         (105,497)
Euro 4/15/05                   7,650,000            9,917,674         (144,207)
Euro 9/9/05                      900,000            1,172,452            15,188
Japanese Yen 4/15/05         215,000,000            2,008,847             6,817
Japanese Yen 9/9/05          155,000,000            1,468,058            38,400
Swiss Franc 4/15/05            2,925,000            2,446,368           (1,518)
--------------------------------------------------------------------------------
Total                                             $29,277,979      $  (249,708)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                      $154,359,208
--------------------------------------------------------------------------------

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.8%
Airlines - 0.1%
               21,726    Jet Airways (India), Ltd.*                                                                 $      602,308
Apparel Manufacturers - 3.2%
            1,703,270    Burberry Group PLC                                                                             13,181,846
              104,724    Hermes International                                                                           21,077,674
                                                                                                                        34,259,520
Audio and Video Products - 1.9%
              499,600    Sony Corp.                                                                                     19,905,683
Automotive - Cars and Light Trucks - 1.3%
              767,442    Maruti Udyog, Ltd.                                                                              7,383,164
              683,917    Tata Motors, Ltd.                                                                               6,472,507
                                                                                                                        13,855,671
Automotive - Truck Parts and Equipment - Original - 0.6%
              126,500    Autoliv, Inc. (SDR)#                                                                            6,035,476
                3,510    TI Automotive, Ltd.*,(beta),sigma                                                                       0
                                                                                                                         6,035,476
Broadcast Services and Programming - 1.7%
              317,206    Grupo Televisa S.A. (ADR)                                                                      18,651,713
Building - Residential and Commercial - 0.3%
            9,047,000    Land and Houses Public Company, Ltd.                                                            1,955,170
            8,574,600    Land and Houses Public Company, Ltd. (NVDR)                                                     1,853,079
                                                                                                                         3,808,249
Building and Construction Products - Miscellaneous - 2.2%
              312,980    Imerys S.A.                                                                                    23,647,767
Cable Television - 1.3%
              328,260    Liberty Media International, Inc. - Class A*                                                   14,358,092
Cellular Telecommunications - 0.6%
              311,218    KT Freetel                                                                                      6,546,632
Commercial Banks - 7.9%
              398,017    Anglo Irish Bank Corporation PLC                                                                9,955,520
            3,592,700    Bangkok Bank Public Company, Ltd.                                                               9,280,376
               34,078    Julius Baer Holding, Ltd.#                                                                     11,811,675
              595,530    Kookmin Bank                                                                                   26,609,473
                1,309    Mitsubishi Tokyo Financial Group, Inc.                                                         11,359,242
                3,377    Mizuho Financial Group, Inc.                                                                   15,975,917
                                                                                                                        84,992,203
Computer Services - 0.4%
              251,300    Park24 Company, Ltd.                                                                            4,689,745
Computers - Peripheral Equipment - 0.7%
              124,452    Logitech International S.A.*                                                                    7,566,340
Distribution/Wholesale - 1.4%
            2,251,500    Esprit Holdings, Ltd.                                                                          15,373,380
Diversified Minerals - 3.6%
            5,960,630    Caemi Mineracao e Metalurgica S.A.                                                              5,495,616
            1,062,485    Companhia Vale do Rio Doce (ADR)*,#                                                            33,585,151
                                                                                                                        39,080,767
Diversified Operations - 3.8%
              286,770    Louis Vuitton Moet Hennessy S.A.#                                                              21,444,432
              761,974    Smiths Group PLC                                                                               12,262,065
              195,800    XM Satellite Radio Holdings, Inc. - Class A                                                     7,425,636
                                                                                                                        41,132,133
Diversified Operations-Commercial Services - 0.5%
            1,738,109    Rentokil Initial PLC                                                                            5,321,461
Electric - Integrated - 0.7%
              660,758    Reliance Energy, Ltd.                                                                           8,005,686
Electric Products - Miscellaneous - 6.5%
               99,670    Samsung Electronics Company, Ltd.                                                              49,297,345
            4,937,000    Toshiba Corp.                                                                                  20,638,014
                                                                                                                        69,935,359
Electronic Components - Miscellaneous - 0.9%
            2,263,198    Hon Hai Precision Industry Company, Ltd.                                                       10,065,048
Electronic Components - Semiconductors - 2.6%
           11,845,890    ARM Holdings PLC                                                                               23,562,894
            7,907,000    Chartered Semiconductor Manufacturing, Ltd.*                                                    4,741,039
                                                                                                                        28,303,933
Finance - Mortgage Loan Banker - 1.6%
            1,044,210    Housing Development Finance Corporation, Ltd.                                                  17,346,205
Gambling-Non Hotel - 3.2%
            1,187,860    OPAP S.A.                                                                                      34,607,208
Insurance Brokers - 1.8%
              526,845    Willis Group Holdings, Ltd.                                                                    19,424,775
Internet Connectivity Services - 0.8%
              236,765    NDS Group PLC (ADR)*,#                                                                          8,222,848
Internet Security - 1.4%
              669,112    Check Point Software Technologies, Ltd. (New York Shares)*                                     14,546,495
Investment Companies - 0.7%
            1,784,820    SM Investments Corp.*                                                                           7,432,675
Machinery - Construction and Mining - 0.9%
            1,318,000    Komatsu, Ltd.                                                                                   9,912,364
Medical - Drugs - 3.3%
               95,003    Roche Holding A.G.#                                                                            10,178,326
              299,998    Sanofi-Aventis                                                                                 25,291,271
                                                                                                                        35,469,597
Metal - Aluminum - 0.4%
            1,027,800    National Aluminum Company, Ltd.                                                                 4,092,167
Metal - Diversified - 0.9%
              237,766    Inco, Ltd.*                                                                                     9,444,583
Miscellaneous Manufacturing - 0.9%
            4,625,668    FKI PLC                                                                                         9,288,428
Oil - Field Services - 1.5%
               95,372    Technip-Coflexip S.A.                                                                          15,944,672
Oil Companies - Exploration and Production - 2.0%
              174,074    Niko Resources, Ltd.                                                                            8,987,250
              253,039    Oil and Natural Gas Corporation, Ltd.                                                           5,106,771
              153,480    Western Oil Sands, Inc. - Class A*                                                              7,106,731
                                                                                                                        21,200,752
Oil Companies - Integrated - 2.9%
              133,945    Lukoil (ADR)                                                                                   18,149,548
              324,770    Suncor Energy, Inc.                                                                            13,085,862
                                                                                                                        31,235,410
Paper and Related Products - 3.5%
              543,010    Aracruz Celulose S.A. (ADR)                                                                    19,439,758
              553,900    Suzano Bahia Sul Papel e Celulose S.A.                                                          2,518,291
              704,100    UPM - Kymmene Oyj#                                                                             15,603,983
                                                                                                                        37,562,032
Petrochemicals - 7.5%
              723,611    Indian Petrochemicals Corp.                                                                     2,702,374
              823,130    LG Petrochemical Company, Ltd.                                                                 21,451,095
            4,528,134    Reliance Industries, Ltd.                                                                      56,518,856
                                                                                                                        80,672,325
Power Converters and Power Supply Equipment - 0.8%
              486,106    Bharat Heavy Electricals, Ltd.                                                                  8,528,526
Property and Casualty Insurance - 1.0%
                  709    Millea Holdings, Inc.                                                                          10,320,425
Real Estate Management/Services - 0.9%
              871,000    Mitsubishi Estate Co., Ltd.                                                                    10,126,584
Real Estate Operating/Development - 3.7%
            5,782,000    Hang Lung Properties, Ltd.                                                                      8,377,883
                1,732    NTT Urban Development Corp.                                                                     7,999,813
            1,229,515    Sumitomo Realty & Development Company, Ltd.                                                    14,845,502
              950,000    Sun Hung Kai Properties, Ltd.                                                                   8,618,424
                                                                                                                        39,841,622
Retail - Automobile - 0.5%
               66,720    USS Company, Ltd.                                                                               5,167,267
Retail - Convenience Stores - 0.2%
            1,324,200    C.P. 7-Eleven Public Company, Ltd.(beta), sigma                                                 1,930,419
Retail - Miscellaneous/Diversified - 0.8%
              218,000    Ito-Yokado Company, Ltd.                                                                        8,706,168
Semiconductor Components/Integrated Circuits - 1.8%
           11,516,000    Taiwan Semiconductor Manufacturing Company, Ltd.                                               18,839,708
Semiconductor Equipment - 3.0%
            1,925,667    ASML Holding N.V.*                                                                             32,518,508
Soap and Cleaning Preparations - 0.9%
            3,088,487    Hindustan Lever, Ltd.                                                                           9,302,884
Telecommunication Equipment - 0.3%
            5,158,000    Foxconn International Holdings*                                                                 2,777,848
Telecommunication Services - 1.8%
              676,305    Amdocs, Ltd. (New York Shares)*                                                                19,207,062
Telephone - Integrated - 0.3%
              200,100    Tele Norte Leste Participacoes S.A. (Telemar)                                                   3,801,078
Television - 1.9%
            1,903,205    British Sky Broadcasting Group PLC                                                             20,879,814
Tobacco - 1.2%
              104,013    ITC, Ltd.                                                                                       3,195,415
                  832    Japan Tobacco, Inc.                                                                             9,238,407
                                                                                                                        12,433,822
Transportation - Railroad - 0.2%
               92,800    All America Latina Logistica                                                                    2,546,025
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $770,306,964)                                                                               1,019,467,462
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.4%
Telephone - Integrated - 0.2%
              122,400    Tele Norte Leste Participacoes S.A. (Telemar)                                                   1,882,374
Transportation - Railroad - 1.2%
            2,412,500    All America Latina Logistica                                                                   13,192,656
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (total cost $13,025,115)                                                                          15,075,030
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.8%
           41,098,052    State Street Navigator Securities Lending Prime Portfolio
                         Prime Portfolio + (cost $41,098,052)                                                           41,098,052
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $824,430,131) - 100%                                                                  $1,075,640,544
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)
Country                            Value        % of Investment Securities
Bermuda                      $   34,798,155                 3.2%
Brazil                           89,886,585                 8.4
Canada                           38,624,426                 3.6
China                             2,777,848                 0.3
Finland                          15,603,983                 1.5
France                          107,405,816                10.0
Greece                           34,607,208                 3.2
Hong Kong                        16,996,307                 1.6
India                           129,256,863                12.0
Ireland                           9,955,520                 0.9
Israel                           14,546,495                 1.4
Japan                           148,885,131                13.8
Mexico                           18,651,713                 1.7
Netherlands                      32,518,508                 3.0
Philippines                       7,432,675                 0.7
Russia                           18,149,548                 1.7
Singapore                         4,741,039                 0.4
South Korea                     103,904,545                 9.7
Switzerland                      29,556,341                 2.7
Taiwan                           28,904,756                 2.7
Thailand                         15,019,044                 1.4
United Kingdom                  111,926,418                10.4
United States++                  61,491,620                 5.7

Total                        $1,075,640,544                 100%
                             ==============                 ===

++ Includes Short-Term Securities and Other Securities (1.9% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

NVDR              Non-Voting Depositary Receipt

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*           Non-income-producing security.

(beta)      Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(sigma)     Schedule of Fair Valued Securities

--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio       Value       Value as a % of
                                                               Market Value
--------------------------------------------------------------------------------
C.P. 7-Eleven Public Company, Ltd.               $1,930,419        0.2%
--------------------------------------------------------------------------------
TI Automotive, Ltd.                                      --        0.0%
--------------------------------------------------------------------------------
                                                 $1,930,419        0.2%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

Portfolio                                                    Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                     $41,098,052
--------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.4%
Advertising Agencies - 0.8%
              957,920    Interpublic Group of Companies, Inc.*                                                         $11,763,258
Advertising Sales - 2.7%
              922,210    Lamar Advertising Co.*                                                                         37,155,841
Airlines - 1.0%
              329,774    Ryanair Holdings PLC (ADR)*, #                                                                 14,434,208
Apparel Manufacturers - 0.4%
               97,194    Coach, Inc.*                                                                                    5,504,096
Applications Software - 1.4%
              177,013    Citrix Systems, Inc.*, #                                                                        4,216,450
              341,099    NAVTEQ Corp.*                                                                                  14,786,641
                                                                                                                        19,003,091
Athletic Footwear - 0.6%
               34,520    Puma A.G. Rudolf Dassler Sport                                                                  8,608,918
Audio and Video Products - 0.8%
              132,165    Harman International Industries, Inc.                                                          11,691,316
Automotive - Truck Parts and Equipment - Original - 0.6%
              193,094    Lear Corp.                                                                                      8,565,650
Building - Mobile Home and Manufactured Homes - 0.7%
              323,974    Thor Industries, Inc.#                                                                          9,690,062
Building - Residential and Commercial - 1.7%
               29,411    NVR, Inc.*                                                                                     23,087,635
Building Products - Air and Heating - 1.2%
              357,521    American Standard Companies, Inc.                                                              16,617,576
Cable Television - 1.1%
              518,757    EchoStar Communications Corp. - Class A*                                                       15,173,642
Casino Services - 0.2%
              137,317    Scientific Games Corp.-Class A*, #                                                              3,137,693
Cellular Telecommunications - 2.4%
            1,543,420    Nextel Partners, Inc. - Class A*                                                               33,893,503
Commercial Services - 0.4%
              182,528    Iron Mountain, Inc.*, #                                                                         5,264,108
Commercial Services - Finance - 2.9%
              412,713    Jackson Hewitt Tax Service, Inc.                                                                8,633,956
              168,380    Moody's Corp.                                                                                  13,615,207
              553,160    Paychex, Inc.                                                                                  18,154,710
                                                                                                                        40,403,873
Computer Services - 0.5%
              135,863    Affiliated Computer Services, Inc. - Class A*                                                   7,233,346
Computers - 1.5%
              492,108    Apple Computer, Inc.*                                                                          20,506,140
Computers - Integrated Systems - 0.5%
              238,128    National Instruments Corp.#                                                                     6,441,362
Containers - Metal and Glass - 2.7%
              657,555    Ball Corp.                                                                                     27,275,381
              401,075    Owens-Illinois, Inc.*                                                                          10,083,026
                                                                                                                        37,358,407
Cruise Lines - 0.9%
              292,121    Royal Caribbean Cruises, Ltd. (New York Shares)#                                               13,054,887
Disposable Medical Products - 0.6%
              112,339    C.R. Bard, Inc.                                                                                 7,648,039

Distribution/Wholesale - 0.7%
              210,603    United Stationers, Inc.*                                                                        9,529,786
Diversified Operations - 0.8%
              270,743    Pentair, Inc.#                                                                                 10,558,977
Diversified Operations-Commercial Services - 0.8%
              533,990    Cendant Corp.                                                                                  10,968,155
E-Commerce/Services - 0.3%
              128,162    eBay, Inc.*                                                                                     4,775,316
Electric Products - Miscellaneous - 1.4%
              491,551    AMETEK, Inc.                                                                                   19,784,928
Electronic Components - Miscellaneous - 0.4%
              467,365    Flextronics International, Ltd. (New York Shares)*                                              5,627,075
Electronic Components - Semiconductors - 3.5%
            1,143,413    Advanced Micro Devices, Inc.*, #                                                               18,431,817
              210,153    Altera Corp.*                                                                                   4,156,826
              517,370    ATI Technologies, Inc. (New York Shares)*                                                       8,929,806
              364,914    International Rectifier Corp.*, #                                                              16,603,587
                                                                                                                        48,122,036
Electronic Design Automation - 0.5%
              507,577    Cadence Design Systems, Inc.*, #                                                                7,588,276
Entertainment Software - 1.3%
              422,873    Activision, Inc.*                                                                               6,258,520
              226,003    Electronic Arts, Inc.*                                                                         11,702,436
                                                                                                                        17,960,956
Fiduciary Banks - 1.3%
              175,804    Investors Financial Services Corp.#                                                             8,598,574
              228,344    Northern Trust Corp.                                                                            9,919,263
                                                                                                                        18,517,837
Finance - Other Services - 0.8%
               55,355    Chicago Mercantile Exchange Holdings, Inc.#                                                    10,740,531
Food - Dairy Products - 1.4%
              545,082    Dean Foods Co.*                                                                                18,696,313
Hospital Beds and Equipment - 0.8%
              178,848    Kinetic Concepts, Inc.*                                                                        10,668,283
Hotels and Motels - 2.4%
              174,190    Marriott International, Inc. - Class A#                                                        11,646,343
              353,044    Starwood Hotels & Resorts Worldwide, Inc.                                                      21,193,232
                                                                                                                        32,839,575
Human Resources - 1.9%
              411,676    Manpower, Inc.                                                                                 17,916,140
              321,423    Robert Half International, Inc.                                                                 8,665,564
                                                                                                                        26,581,704
Independent Power Producer - 1.1%
            1,301,258    Reliant Energy, Inc.*                                                                          14,808,316
Industrial Audio and Video Products - 0.2%
               89,840    Dolby Laboratories, Inc. - Class A*                                                             2,111,240
Industrial Automation and Robotics - 0.5%
              129,923    Rockwell Automation, Inc.                                                                       7,358,839
Instruments - Scientific - 1.2%
              300,317    Fisher Scientific International, Inc.*                                                         17,094,044
Insurance Brokers - 0.5%
              173,975    Willis Group Holdings, Ltd.                                                                     6,414,458
Internet Infrastructure Software - 0.4%
              740,030    TIBCO Software, Inc.*                                                                           5,513,224
Internet Security - 0.5%
              347,586    Check Point Software Technologies, Ltd. (New York Shares)*                                      7,556,520
Investment Management and Advisory Services - 1.9%
              440,750    T. Rowe Price Group, Inc.                                                                      26,171,735
Leisure and Recreation Products - 0.7%
              215,173    Brunswick Corp.                                                                                10,080,855
Machinery - Construction and Mining - 0.9%
              292,850    Terex Corp.*                                                                                   12,680,405

Medical - Biomedical and Genetic - 3.2%
              687,132    Celgene Corp.*                                                                                 23,396,844
              304,167    Invitrogen Corp.*, #                                                                           21,048,356
                                                                                                                        44,445,200
Medical - Drugs - 1.1%
               92,939    Merck KGaA                                                                                      6,686,121
              278,419    Pharmion Corp.*                                                                                 8,074,151
                                                                                                                        14,760,272
Medical - Generic Drugs - 0.6%
              167,381    Barr Pharmaceuticals, Inc.*                                                                     8,173,214
Medical - HMO - 1.1%
              229,430    Conventry Health Care, Inc.*                                                                   15,633,360
Medical Instruments - 1.4%
              149,530    Intuitive Surgical, Inc.*, #                                                                    6,799,129
              358,359    St. Jude Medical, Inc.*                                                                        12,900,924
                                                                                                                        19,700,053
Medical Products - 1.3%
              167,986    INAMED Corp.*                                                                                  11,738,862
              187,108    Varian Medical Systems, Inc.*                                                                   6,414,062
                                                                                                                        18,152,924
Miscellaneous Manufacturing - 1.0%
            6,799,551    FKI PLC                                                                                        13,653,626
Motion Pictures and Services - 1.0%
               77,399    DreamWorks Animation SKG, Inc. - Class A*                                                       3,150,913
              922,410    Lions Gate Entertainment Corp. (New York Shares)*                                              10,192,631
                                                                                                                        13,343,544
Multi-Line Insurance - 1.1%
              438,697    Assurant, Inc.                                                                                 14,784,089
Oil Companies - Exploration and Production - 4.7%
              756,864    EOG Resources, Inc.#                                                                           36,889,551
              282,192    Murphy Oil Corp.                                                                               27,860,816
                                                                                                                        64,750,367
Optical Supplies - 0.6%
               92,102    Alcon, Inc. (New York Shares)                                                                   8,223,788
Pipelines - 2.1%
              387,237    Kinder Morgan, Inc.                                                                            29,313,841
Property and Casualty Insurance - 0.7%
              190,859    W. R. Berkley Corp.                                                                             9,466,606
Publishing - Newspapers - 0.4%
               74,443    McClatchy Co. - Class A                                                                         5,520,693
Publishing - Periodicals - 0.4%
              252,610    Dex Media, Inc.                                                                                 5,216,397
Recreational Vehicles - 0.8%
              149,744    Polaris Industries, Inc.#                                                                      10,516,521
Reinsurance - 2.1%
               10,148    Berkshire Hathaway, Inc. - Class B*                                                            28,982,688
Respiratory Products - 0.8%
              201,254    Respironics, Inc.*                                                                             11,727,071
Retail - Apparel and Shoe - 0.9%
              136,410    Abercrombie & Fitch Co. - Class A                                                               7,808,108
              105,745    Urban Outfitters, Inc.*                                                                         5,072,588
                                                                                                                        12,880,696
Retail - Auto Parts - 1.0%
              264,143    Advance Auto Parts, Inc.*                                                                      13,326,014
Retail - Office Supplies - 1.3%
              591,096    Staples, Inc.                                                                                  18,578,147
Retail - Restaurants - 1.6%
              426,655    Yum! Brands, Inc.                                                                              22,104,996

Schools - 1.7%
              217,924    Apollo Group, Inc. - Class A*                                                                  16,139,451
               70,011    Strayer Education, Inc.#                                                                        7,933,647
                                                                                                                        24,073,098
Semiconductor Components/Integrated Circuits - 2.1%
              278,473    Linear Technology Corp.                                                                        10,668,301
              489,848    Marvell Technology Group, Ltd.*                                                                18,780,772
                                                                                                                        29,449,073
Semiconductor Equipment - 1.4%
              208,324    KLA-Tencor Corp.                                                                                9,584,987
              349,635    Novellus Systems, Inc.*                                                                         9,345,744
                                                                                                                        18,930,731
Telecommunication Equipment - 0.9%
              401,724    Harris Corp.                                                                                   13,116,289
Telecommunication Services - 1.0%
              488,629    Amdocs, Ltd. (New York Shares)*                                                                13,877,064
Television - 0.8%
              407,507    Univision Communications, Inc. - Class A*, #                                                   11,283,869
Textile-Home Furnishings - 1.0%
              157,696    Mohawk Industries, Inc.*                                                                       13,293,773
Therapeutics - 1.8%
              296,649    Gilead Sciences, Inc.*                                                                         10,620,034
              372,359    Neurocrine Biosciences, Inc.*                                                                  14,171,984
                                                                                                                        24,792,018
Toys - 1.2%
              832,189    Marvel Enterprises, Inc.*                                                                      16,643,780
Transportation - Marine - 0.4%
              147,160    Alexander & Baldwin, Inc.*                                                                      6,062,992
Transportation - Railroad - 0.9%
              191,610    Canadian National Railway Co. (New York Shares)                                                12,130,829
Transportation - Services - 1.2%
              152,156    C.H. Robinson Worldwide, Inc.#                                                                  7,840,599
              154,012    Expeditors International of Washington, Inc.#                                                   8,247,342
                                                                                                                        16,087,941
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $920,598,121)                                                                               1,321,981,599
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.8%
           52,019,102    State Street Navigator Securities
                            Lending Prime Portfolio+ (cost $52,019,102)                                                 52,019,102
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.8%
       $   10,800,000    ABN Amro Bank N.V., 2.80%
                            dated 3/31/05, maturing 4/1/05
                            to be repurchased at $10,800,840
                            collateralized by $19,806,466
                            in U.S. Government Agencies
                            0% - 10.0%, 5/13/05 - 8/1/33
                            with a value of $11,016,000
                            (cost $10,800,000)                                                                          10,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $983,417,223) - 100%                                                                  $1,384,800,701
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                      Value           % of Investment Securities
Bermuda                   $   25,195,230                 1.8%
Canada                        31,253,266                 2.3
Germany                       15,295,039                 1.1
Ireland                       14,434,208                 1.0
Israel                         7,556,520                 0.6
Liberia                       13,054,887                 0.9
Singapore                      5,627,075                 0.4
Switzerland                    8,223,788                 0.6
United Kingdom                27,530,690                 2.0
United States++            1,236,629,998                89.3

Total                     $1,384,800,701               100.0%
                          ==============               =====

++ Includes Short-Term Securities and Other Securities (84.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

Portfolio                                                     Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                          $ 52,019,102
--------------------------------------------------------------------------------

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.2%
Advertising Agencies - 0.7%
                3,700    Omnicom Group, Inc.                                                                        $      327,524
Agricultural Chemicals - 0.4%
                9,400    Agrium, Inc. (New York Shares)                                                                    171,550
Applications Software - 0.5%
               24,700    Siebel Systems, Inc.*                                                                             225,511
Automotive - Truck Parts and Equipment - Original - 1.4%
                6,900    Lear Corp.                                                                                        306,084
                4,900    Magna International, Inc. - Class A (New York Shares)                                             327,810
                                                                                                                           633,894
Beverages - Wine and Spirits - 0.3%
                2,500    Brown-Forman Corp. - Class B                                                                      136,875
Brewery - 0.9%
                4,900    Molson Coors Brewing Co. - Class B                                                                378,133
Broadcast Services and Programming - 1.0%
               44,300    Liberty Media Corp. - Class A*                                                                    459,391
Building - Residential and Commercial - 0.7%
                4,100    Pulte Homes, Inc.                                                                                 301,883
Chemicals - Specialty - 1.2%
               13,500    Lubrizol Corp.                                                                                    548,640
Coal - 0.6%
                5,700    Arch Coal, Inc.                                                                                   245,157
Commercial Banks - 0.5%
                5,100    Compass Bancshares, Inc.                                                                          231,540
Commercial Services - 0.7%
               23,200    ServiceMaster Co.                                                                                 313,200
Commercial Services - Finance - 0.5%
                4,300    H&R Block, Inc.                                                                                   217,494
Computer Services - 0.8%
               10,000    SunGard Data Systems, Inc.*                                                                       345,000
Distribution/Wholesale - 1.1%
                4,500    Genuine Parts Co.                                                                                 195,705
                4,800    W.W. Grainger, Inc.                                                                               298,896
                                                                                                                           494,601
Diversified Operations - 0.7%
                8,100    Dover Corp.                                                                                       306,099
Diversified Operations-Commercial Services - 0.4%
                9,500    Cendant Corp.                                                                                     195,130
E-Commerce/Services - 0.7%
               13,300    IAC/InterActiveCorp*                                                                              296,191
Electronic Components - Miscellaneous - 1.1%
                9,500    Flextronics International, Ltd. (New York Shares)*                                                114,380
                5,200    Jabil Circuit, Inc.*                                                                              148,304
               18,200    Vishay Intertechnology, Inc.*                                                                     226,226
                                                                                                                           488,910
Electronic Components - Semiconductors - 1.0%
                6,200    Fairchild Semiconductor International, Inc.*                                                       95,046
                7,800    Intersil Corp. - Class A                                                                          135,096
               19,100    Zoran Corp.*                                                                                      197,685
                                                                                                                           427,827
Electronic Design Automation - 0.5%
               11,000    Synopsys, Inc.*                                                                                   199,100
Engineering - Research and Development Services - 1.2%
               10,100    Jacobs Engineering Group, Inc.*                                                                   524,392
Enterprise Software/Services - 0.4%
                8,500    Sybase, Inc.*                                                                                     156,910
Fiduciary Banks - 2.2%
               14,800    Mellon Financial Corp.                                                                            422,392
               12,600    State Street Corp.                                                                                550,872
                                                                                                                           973,264
Finance - Commercial - 1.0%
               11,200    CIT Group, Inc.                                                                                   425,600
Finance - Investment Bankers/Brokers - 0.5%
                2,650    Legg Mason, Inc.                                                                                  207,071
Food - Confectionary - 0.7%
                6,000    J.M. Smucker Co.                                                                                  301,800
Food - Diversified - 0.6%
                7,600    H.J. Heinz Co.                                                                                    279,984
Food - Wholesale/Distribution - 1.0%
               13,000    Supervalu, Inc.                                                                                   433,550
Forestry - 0.5%
                6,100    Plum Creek Timber Company, Inc.                                                                   217,770
Gas - Distribution - 0.4%
                6,400    ONEOK, Inc.                                                                                       197,248
Hospital Beds and Equipment - 0.7%
                5,500    Hillenbrand Industries, Inc.                                                                      305,085
Hotels and Motels - 0.4%
                5,800    Fairmont Hotels & Resorts, Inc. (New York Shares)                                                 192,212
Human Resources - 0.9%
                9,200    Manpower, Inc.                                                                                    400,384
Industrial Gases - 0.6%
                4,200    Air Products and Chemicals, Inc.                                                                  265,818
Internet Applications Software - 0.2%
                9,500    Verity, Inc.*                                                                                      89,775
Internet Infrastructure Equipment - 0.1%
                1,000    Avocent Corp.*                                                                                     25,660
Internet Security - 0.5%
                9,700    Check Point Software Technologies, Ltd. (New York Shares)*                                        210,878
Investment Management and Advisory Services - 1.6%
                8,500    Federated Investors, Inc. - Class B                                                               240,635
                2,900    Franklin Resources, Inc.                                                                          199,085
               13,100    Waddell & Reed Financial, Inc. - Class A                                                          258,594
                                                                                                                           698,314
Life and Health Insurance - 0.3%
                3,300    Lincoln National Corp.                                                                            148,962
Machinery - Farm - 0.9%
                5,800    Deere & Co.                                                                                       389,354
Medical - Biomedical and Genetic - 0.7%
                7,600    Millipore Corp.*                                                                                  329,840
Medical - Drugs - 0.9%
               11,700    Endo Pharmaceuticals Holdings, Inc.*                                                              263,835
                5,700    Priority Healthcare Corp. - Class B*                                                              123,291
                                                                                                                           387,126
Medical - Generic Drugs - 0.8%
               18,300    Perrigo Co.                                                                                       350,445
Medical - Hospitals - 1.7%
                4,600    HCA, Inc.                                                                                         246,422
               10,500    Health Management Associates, Inc. - Class A                                                      274,890
                5,200    LifePoint Hospitals, Inc.*                                                                        227,968
                                                                                                                           749,280
Medical - Nursing Homes - 0.8%
                9,100    Manor Care, Inc.                                                                                  330,876
Medical Instruments - 0.7%
               10,500    Boston Scientific Corp.*                                                                          307,545
Medical Labs and Testing Services - 0.8%
                7,600    Laboratory Corporation of America Holdings*                                                       366,320
Medical Products - 0.8%
                9,400    Henry Schein, Inc.*                                                                               336,896
Medical Sterilization Products - 1.0%
               17,300    Steris Corp.*                                                                                     436,825
Multi-Line Insurance - 1.4%
               26,100    Old Republic International Corp.                                                                  607,869
Multimedia - 1.1%
                9,700    Belo Corp. - Class A                                                                              234,158
                3,100    McGraw-Hill Companies, Inc.                                                                       270,475
                                                                                                                           504,633
Networking Products - 0.5%
               22,200    Foundry Networks, Inc.*                                                                           219,780
Non-Hazardous Waste Disposal - 1.8%
               13,700    Republic Services, Inc.                                                                           458,676
               12,300    Waste Management, Inc.                                                                            354,855
                                                                                                                           813,531
Office Automation and Equipment - 0.6%
               17,400    Xerox Corp.*                                                                                      263,610
Oil - Field Services - 0.8%
                6,800    BJ Services Co.                                                                                   352,784
Oil and Gas Drilling - 2.1%
                7,500    Nabors Industries, Ltd.*                                                                          443,550
               10,900    Patterson-UTI Energy, Inc.                                                                        272,718
                2,800    Precision Drilling Corp.*                                                                         209,048
                                                                                                                           925,316
Oil Companies - Exploration and Production - 7.6%
                5,800    Anadarko Petroleum Corp.                                                                          441,380
                5,100    Apache Corp.                                                                                      312,273
                7,000    Cimarex Energy Co.*                                                                               273,000
                5,500    Devon Energy Corp.                                                                                262,625
                3,600    Houston Exploration Co.*                                                                          205,020
                7,800    Newfield Exploration Co.*                                                                         579,228
                4,800    Noble Energy, Inc.                                                                                326,496
                4,000    Patina Oil & Gas Corp.                                                                            160,000
                4,200    Pioneer Natural Resources Co.                                                                     179,424
                5,300    Stone Energy Corp.*                                                                               257,421
                5,200    Unocal Corp.                                                                                      320,788
                                                                                                                         3,317,655
Oil Field Machinery and Equipment - 1.1%
                8,700    Cooper Cameron Corp.*                                                                             497,727
Paper and Related Products - 2.5%
                8,855    Rayonier, Inc.                                                                                    438,588
               22,100    Smurfit-Stone Container Corp.*                                                                    341,887
                4,500    Temple-Inland, Inc.                                                                               326,475
                                                                                                                         1,106,950
Pharmacy Services - 1.3%
               15,600    Omnicare, Inc.                                                                                    553,020
Photo Equipment and Supplies - 0.5%
                7,200    Eastman Kodak Co.                                                                                 234,360
Pipelines - 0.6%
                7,400    Western Gas Resources, Inc.                                                                       254,930
Property and Casualty Insurance - 0.4%
                3,400    Mercury General Corp.                                                                             187,884
Publishing - Newspapers - 1.0%
               11,200    Tribune Co.                                                                                       446,544
Publishing - Periodicals - 0.3%
                6,900    Reader's Digest Association, Inc.                                                                 119,439
Radio - 1.0%
               13,500    Cox Radio, Inc. - Class A*                                                                        226,935
               10,700    Westwood One, Inc.*                                                                               217,745
                                                                                                                           444,680
Reinsurance - 2.2%
                  148    Berkshire Hathaway, Inc. - Class B*                                                               422,688
                2,800    Everest Re Group, Ltd.                                                                            238,308
                7,400    IPC Holdings, Ltd.                                                                                290,672
                                                                                                                           951,668
REIT - Apartments - 0.7%
                5,000    Archstone-Smith Trust, Inc.                                                                       170,550
                4,000    Home Properties, Inc.                                                                             155,200
                                                                                                                           325,750
REIT - Health Care - 0.4%
                7,600    Health Care Property Investors, Inc.                                                              178,372
REIT - Office Property - 1.1%
                2,800    Alexandria Real Estate Equities, Inc.                                                             180,264
               16,385    Trizec Properties, Inc.                                                                           311,315
                                                                                                                           491,579
REIT - Regional Malls - 0.7%
                5,400    Macerich Co.                                                                                      287,712
REIT - Shopping Centers - 0.5%
               10,300    Equity One, Inc.                                                                                  212,077
Retail - Apparel and Shoe - 1.1%
                7,600    AnnTaylor Stores Corp.*                                                                           194,484
                9,400    Talbots, Inc.                                                                                     300,612
                                                                                                                           495,096
Retail - Auto Parts - 0.5%
                4,800    Advance Auto Parts, Inc.*                                                                         242,160
Retail - Discount - 0.3%
               11,700    Big Lots, Inc.*                                                                                   140,634
Retail - Drug Store - 0.9%
                7,400    CVS Corp.                                                                                         389,388
Retail - Major Department Stores - 0.8%
               18,900    Saks, Inc.                                                                                        341,145
Retail - Restaurants - 0.6%
                2,700    Bob Evans Farms, Inc.                                                                              63,315
                4,800    Wendy's International, Inc.                                                                       187,392
                                                                                                                           250,707
Retail - Toy Store - 0.5%
                8,390    Toys R Us, Inc.*                                                                                  216,126
Rubber - Tires - 0.6%
               13,400    Cooper Tire & Rubber Co.                                                                          246,024
Savings/Loan/Thrifts - 4.8%
               17,030    Astoria Financial Corp.                                                                           430,859
               15,900    Brookline Bancorp, Inc.                                                                           236,910
               11,800    Independence Community Bank Corp.                                                                 460,200
                6,200    People's Bank                                                                                     253,890
               15,900    Provident Financial Services, Inc.                                                                271,890
               20,460    Washington Federal, Inc.                                                                          476,923
                                                                                                                         2,130,672
Semiconductor Components/Integrated Circuits - 0.3%
               10,900    Integrated Device Technology, Inc.*                                                               131,127
Steel - Producers - 0.5%
                5,900    Steel Dynamics, Inc.                                                                              203,255
Super-Regional Banks - 1.9%
               10,200    PNC Bank Corp.                                                                                    525,096
                4,468    SunTrust Banks, Inc.                                                                              322,009
                                                                                                                           847,105
Telecommunication Equipment - 0.5%
               19,100    Avaya, Inc.*                                                                                      223,088
Telephone - Integrated - 2.1%
                5,100    ALLTEL Corp.                                                                                      279,735
               14,300    CenturyTel, Inc.                                                                                  469,612
               12,785    IDT Corp.*                                                                                        181,547
                                                                                                                           930,894
Toys - 0.6%
               13,100    Mattel, Inc.                                                                                      279,685
Transportation - Railroad - 0.6%
               12,700    Kansas City Southern*                                                                             244,602
Transportation - Services - 1.3%
               28,300    Laidlaw International, Inc.*                                                                      588,640
Transportation - Truck - 1.1%
                3,200    USF Corp.                                                                                         154,432
               17,300    Werner Enterprises, Inc.                                                                          336,139
                                                                                                                           490,571
Wireless Equipment - 0.4%
               29,900    Wireless Facilities, Inc.*                                                                        186,875
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $33,921,171)                                                                                   38,858,498
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 11.8%
       $    5,200,000    ABN Amro Bank N.V., 2.80%
                           dated 3/31/05, maturing 4/1/05
                           to be repurchased at $5,200,404
                           collateralized by $9,536,447
                           in U.S. Government Agencies
                           0% - 10.0%, 5/13/05 - 8/1/33
                           with a value of $5,304,000
                           (cost $5,200,000)                                                                             5,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $39,121,171) - 100%                                                                   $   44,058,498
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bermuda                             $   972,530                    2.2%
Canada                                  900,620                    2.0
Israel                                  210,878                    0.5
Singapore                               114,380                    0.3
United States++                      41,860,090                   95.0
Total                               $44,058,498                  100.0%
                                    ===========                  =====

++    Includes Short-Term Securities (83.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

REIT              Real Estate Investment Trust

*        Non-income-producing security.

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 8.3%
       $      500,000    Gotham Funding Corp., 2.80%, 4/26/05 (Section 4(2))                                        $      499,028
              500,000    Rhineland Funding Capital Corp., 2.72%, 5/3/05 (Section 4(2))                                     498,791
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $997,819)                                                                                     997,819
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 33.4%
            2,000,000    ABN Amro Bank N.V., 2.80%
                           dated 3/31/05, maturing 4/1/05
                           to be repurchased at $2,000,156
                           collateralized by $3,667,864
                           in U.S. Government Agencies
                           0% - 10.0%, 5/13/05 - 8/1/33
                           with a value of $2,040,000                                                                    2,000,000

            2,000,000    J.P. Morgan Securities, Inc., 2.92%
                           dated 3/31/05, maturing 4/1/05
                           to be repurchased at $2,000,162
                           collateralized by $20,658,791
                           in U.S. Government Agencies
                           0% - 14.2%, 12/1/17 - 12/16/46
                           with a value of $2,040,001                                                                    2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (total cost $4,000,000)                                                                      4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 58.3%
              400,000    Anaheim California Housing Authority Multifamily Housing Revenue, (Cobblestone)
                         2.97%, 3/15/33                                                                                    400,000
              900,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B
                         2.97%, 10/1/19                                                                                    900,000
            1,000,000    California Infrastructure and Economic Development, (International Raisins Project)
                          Series B, 2.93%, 11/1/20                                                                       1,000,000
              349,500    Campus Research Corp., 3.05%, 12/21/05                                                            349,500
              100,000    Colorado Housing and Finance Authority Economic Development Revenue: (De La Cruz
                         Project), Series B, 2.97%, 10/1/05                                                                100,000
            1,510,000    Cunat Capital Corp., Series 1998-A, 3.10%, 12/1/28                                              1,510,000
              810,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 2.89%, 12/22/24                  810,000
              545,000    Ohio State Higher Education Facilities Revenue (Columbus College Project)
                         Series 2003A, 2.90%, 9/1/07                                                                       545,000
            1,370,000    Post Properties, Ltd. TN, Series 2000, 2.95%, 7/1/20                                             1,370,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $6,984,500)                                                               6,984,500
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $11,982,319) - 100%                                                                   $   11,982,319
===================================================================================================================================

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

The interest rate on variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2005.

Money market portfolios may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Aspen Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.0%
Aerospace and Defense - 2.7%
                2,200    Boeing Co.                                                                                       $128,612
                  500    General Dynamics Corp.                                                                             53,525
                1,200    Lockheed Martin Corp.                                                                              73,272
                1,100    Northrop Grumman Corp.                                                                             59,378
                4,100    Raytheon Co.                                                                                      158,670
                1,400    Rockwell Collins, Inc.                                                                             66,626
                                                                                                                           540,083
Aerospace and Defense - Equipment - 0.3%
                  900    B.F. Goodrich Co.                                                                                  34,461
                  200    United Technologies Corp.                                                                          20,332
                                                                                                                            54,793
Agricultural Operations - 1.2%
                3,000    Archer-Daniels-Midland Co.                                                                         73,740
                2,500    Monsanto Co.                                                                                      161,250
                                                                                                                           234,990
Airlines - 0.1%
                1,100    Southwest Airlines Co.                                                                             15,664
Apparel Manufacturers - 0.5%
                  900    Liz Claiborne, Inc.                                                                                36,117
                1,200    V. F. Corp.                                                                                        70,968
                                                                                                                           107,085
Applications Software - 0.5%
                4,100    Microsoft Corp.                                                                                    99,097
Athletic Footwear - 0.2%
                  500    NIKE, Inc. - Class B                                                                               41,655
Automotive - Medium and Heavy Duty Trucks - 0.2%
                  600    PACCAR, Inc.                                                                                       43,434
Beverages - Non-Alcoholic - 0.7%
                1,500    Coca-Cola Enterprises, Inc.                                                                        30,780
                1,400    Pepsi Bottling Group, Inc.                                                                         38,990
                1,200    PepsiCo, Inc.                                                                                      63,636
                                                                                                                           133,406
Beverages - Wine and Spirits - 0.1%
                  300    Brown-Forman Corp. - Class B                                                                       16,425
Brewery - 0.2%
                  400    Anheuser-Busch Companies, Inc.                                                                     18,956
                  300    Molson Coors Brewing Co. - Class B                                                                 23,151
                                                                                                                            42,107
Building - Residential and Commercial - 0.1%
                  100    KB Home                                                                                            11,746
Building and Construction Products - Miscellaneous - 0.6%
                3,000    Masco Corp.                                                                                       104,010
                  300    Vulcan Materials Co.                                                                               17,049
                                                                                                                           121,059
Building Products - Air and Heating - 0.3%
                1,400    American Standard Companies, Inc.                                                                  65,072
Casino Hotels - 0.1%
                  400    Harrah's Entertainment, Inc.                                                                       25,832
Casino Services - 0%
                  100    International Game Technology                                                                       2,666
Cellular Telecommunications - 0.1%
                  600    Nextel Communications, Inc. - Class A*                                                             17,052
Chemicals - Diversified - 0.3%
                  100    Dow Chemical Co.                                                                                    4,985
                  100    E.I. du Pont de Nemours and Co.                                                                     5,124
                  500    PPG Industries, Inc.                                                                               35,760
                  300    Rohm & Haas Co.                                                                                    14,400
                                                                                                                            60,269
Chemicals - Specialty - 1.4%
                  800    Ashland, Inc.                                                                                      53,976
                1,300    Eastman Chemical Co.                                                                               76,700
                2,700    Ecolab, Inc.                                                                                       89,235
                  700    Engelhard Corp.                                                                                    21,021
                2,000    Hercules, Inc.*                                                                                    28,960
                  200    Sigma-Aldrich Corp.                                                                                12,250
                                                                                                                           282,142
Coatings and Paint Products - 0.4%
                1,700    Sherwin-Williams Co.                                                                               74,783
Commercial Banks - 4.1%
                2,400    AmSouth Bancorporation                                                                             62,280
                4,100    BB&T Corp.                                                                                        160,228
                1,300    Compass Bancshares, Inc.                                                                           59,020
                  100    First Horizon National Corp.                                                                        4,079
                  900    M&T Bank Corp.                                                                                     91,854
                  100    Marshall & Ilsley Corp.                                                                             4,175
                1,500    North Fork Bancorporation, Inc.                                                                    41,610
                6,000    Regions Financial Corp.                                                                           194,400
                3,400    Synovus Financial Corp.                                                                            94,724
                1,400    Zions Bancorporation                                                                               96,628
                                                                                                                           808,998
Commercial Services - Finance - 0.4%
                  100    Equifax, Inc.                                                                                       3,069
                  900    Moody's Corp.                                                                                      72,774
                                                                                                                            75,843
Computer Aided Design - 0.6%
                4,100    Autodesk, Inc.                                                                                    122,016
Computer Services - 0.2%
                  900    Computer Sciences Corp.*                                                                           41,265
                  200    Electronic Data Systems Corp.                                                                       4,134
                                                                                                                            45,399
Computers - 1.1%
                3,300    Apple Computer, Inc.*                                                                             137,511
                1,900    Dell, Inc.*                                                                                        72,998
                                                                                                                           210,509
Computers - Integrated Systems - 0.5%
                3,000    NCR Corp.*                                                                                        101,220
Computers - Memory Devices - 0.2%
                1,500    Network Appliance, Inc.*                                                                           41,490
Computers - Peripheral Equipment - 0.3%
                  800    Lexmark International Group, Inc. - Class A*                                                       63,976
Consumer Products - Miscellaneous - 1.3%
                1,500    Clorox Co.                                                                                         94,485
                  700    Fortune Brands, Inc.                                                                               56,441
                1,600    Kimberly-Clark Corp.                                                                              105,168
                                                                                                                           256,094
Containers - Metal and Glass - 0.3%
                1,500    Ball Corp.                                                                                         62,220
Containers - Paper and Plastic - 0.2%
                  100    Bemis Company, Inc.                                                                                 3,112
                  300    Pactiv Corp.*                                                                                       7,005
                  500    Sealed Air Corp.*                                                                                  25,970
                                                                                                                            36,087

Cosmetics and Toiletries - 2.9%
                  850    Alberto-Culver Co.                                                                                 40,681
                4,600    Avon Products, Inc.                                                                               197,524
                3,600    Gillette Co.                                                                                      181,728
                2,800    Procter & Gamble Co.                                                                              148,400
                                                                                                                           568,333
Cruise Lines - 0.3%
                1,100    Carnival Corp. (New York Shares)                                                                   56,991
Data Processing and Management - 1.1%
                1,400    Automatic Data Processing, Inc.                                                                    62,930
                3,800    First Data Corp.                                                                                  149,378
                  100    VERITAS Software Corp.*                                                                             2,322
                                                                                                                           214,630
Disposable Medical Products - 0.4%
                1,300    C.R. Bard, Inc.                                                                                    88,504
Distribution/Wholesale - 1.2%
                3,200    Genuine Parts Co.                                                                                 139,168
                1,600    W.W. Grainger, Inc.                                                                                99,632
                                                                                                                           238,800
Diversified Operations - 4.9%
                1,100    3M Co.                                                                                             94,259
                  100    Cooper Industries, Ltd. - Class A                                                                   7,152
                2,500    Danaher Corp.                                                                                     133,525
                  700    Eaton Corp.                                                                                        45,780
                7,200    General Electric Co.                                                                              259,632
                2,300    Honeywell International, Inc.                                                                      85,583
                  500    Illinois Tool Works, Inc.                                                                          44,765
                  800    ITT Industries, Inc.                                                                               72,192
                2,900    Leggett & Platt, Inc.                                                                              83,752
                  100    Parker Hannifin Corp.                                                                               6,092
                1,200    Textron, Inc.                                                                                      89,544
                1,400    Tyco International, Ltd. (New York Shares)                                                         47,320
                                                                                                                           969,596
Diversified Operations-Commercial Services - 0.1%
                  700    Cendant Corp.                                                                                      14,378
E-Commerce/Services - 0.9%
                4,600    eBay, Inc.*                                                                                       171,396
Electric - Generation - 0%
                  600    AES Corp.*                                                                                          9,828
Electric - Integrated - 4.9%
                1,800    Allegheny Energy, Inc.*                                                                            37,188
                  200    Ameren Corp.                                                                                        9,802
                1,000    American Electric Power Company, Inc.                                                              34,060
                  300    Cinergy Corp.                                                                                      12,156
                  300    CMS Energy Corp.*                                                                                   3,912
                  200    Constellation Energy Group, Inc.                                                                   10,340
                  900    Dominion Resources, Inc.                                                                           66,987
                  300    DTE Energy Co.                                                                                     13,644
                  600    Duke Energy Corp.                                                                                  16,806
                4,400    Edison International                                                                              152,768
                  400    Entergy Corp.                                                                                      28,264
                1,600    Exelon Corp.                                                                                       73,424
                  900    FirstEnergy Corp.                                                                                  37,755
                  200    FPL Group, Inc.                                                                                     8,030
                4,300    PG&E Corp.                                                                                        146,630
                1,400    Pinnacle West Capital Corp.                                                                        59,514
                  100    PPL Corp.                                                                                           5,399
                1,100    Public Service Enterprise Group, Inc.                                                              59,829
                  300    Southern Co.                                                                                        9,549
                1,600    TXU Corp.                                                                                         127,408
                4,400    Xcel Energy, Inc.                                                                                  75,592
                                                                                                                           989,057
Electronic Components - Semiconductors - 0.2%
                1,000    Advanced Micro Devices, Inc.*                                                                      16,120
                  200    Altera Corp.*                                                                                       3,956
                  300    NVIDIA Corp.*                                                                                       7,128
                  100    QLogic Corp.*                                                                                       4,050
                  100    Xilinx, Inc.                                                                                        2,923
                                                                                                                            34,177
Electronic Forms - 0.2%
                  600    Adobe Systems, Inc.                                                                                40,302
Electronics - Military - 0.2%
                  500    L-3 Communications Holdings, Inc.                                                                  35,510
Engineering - Research and Development Services - 0.3%
                  900    Fluor Corp.                                                                                        49,887
Engines - Internal Combustion - 0.3%
                  800    Cummins, Inc.                                                                                      56,280
Enterprise Software/Services - 0%
                  200    Computer Associates International, Inc.                                                             5,420
Entertainment Software - 0.2%
                  700    Electronic Arts, Inc.*                                                                             36,246
Fiduciary Banks - 0.1%
                  400    Bank of New York Company, Inc.                                                                     11,620
Filtration and Separations Products - 0.1%
                  600    Pall Corp.                                                                                         16,272
Finance - Consumer Loans - 0.3%
                1,100    SLM Corp.                                                                                          54,824
Finance - Credit Card - 0.5%
                1,200    American Express Co.                                                                               61,644
                  200    Capital One Financial Corp.                                                                        14,954
                  800    Providian Financial Corp.*                                                                         13,728
                                                                                                                            90,326
Finance - Investment Bankers/Brokers - 1.4%
                  100    Bear Stearns Companies, Inc.                                                                        9,990
                3,200    Citigroup, Inc.                                                                                   143,808
                3,612    JPMorgan Chase & Co.                                                                              124,975
                                                                                                                           278,773
Finance - Mortgage Loan Banker - 0.6%
                3,698    Countrywide Financial Corp.                                                                       120,037
                  100    Freddie Mac                                                                                         6,320
                                                                                                                           126,357
Financial Guarantee Insurance - 0.6%
                  400    Ambac Financial Group, Inc.                                                                        29,900
                1,400    MGIC Investment Corp.                                                                              86,338
                                                                                                                           116,238
Food - Confectionary - 1.2%
                2,100    Hershey Foods Corp.                                                                               126,966
                1,700    Wm. Wrigley Jr. Company                                                                           111,469
                                                                                                                           238,435
Food - Diversified - 1.3%
                2,100    ConAgra Foods, Inc.                                                                                56,742
                1,000    Kellogg Co.                                                                                        43,270
                2,200    McCormick & Company, Inc.                                                                          75,746
                3,600    Sara Lee Corp.                                                                                     79,776
                                                                                                                           255,534
Food - Retail - 0.1%
                1,000    Albertson's, Inc.                                                                                  20,650
                  300    Safeway, Inc.*                                                                                      5,559
                                                                                                                            26,209
Food - Wholesale/Distribution - 0.1%
                  400    Supervalu, Inc.                                                                                    13,340

Forestry - 0.5%
                2,100    Plum Creek Timber Company, Inc.                                                                    74,970
                  300    Weyerhaeuser Co.                                                                                   20,550
                                                                                                                            95,520
Gas - Distribution - 0.6%
                  400    KeySpan Corp.                                                                                      15,588
                  400    Nicor, Inc.                                                                                        14,836
                2,000    Sempra Energy Co.                                                                                  79,680
                                                                                                                           110,104
Health Care Cost Containment - 0.1%
                  500    McKesson Corp.                                                                                     18,875
Home Decoration Products - 0.4%
                3,300    Newell Rubbermaid, Inc.                                                                            72,402
Hotels and Motels - 1.4%
                2,200    Hilton Hotels Corp.                                                                                49,170
                  900    Marriott International, Inc. - Class A                                                             60,174
                2,800    Starwood Hotels & Resorts Worldwide, Inc.                                                         168,084
                                                                                                                           277,428
Human Resources - 0.2%
                1,500    Robert Half International, Inc.                                                                    40,440
Identification Systems and Devices - 0.1%
                  900    Symbol Technologies, Inc.                                                                          13,041
Industrial Automation and Robotics - 0.3%
                  900    Rockwell Automation, Inc.                                                                          50,976
Industrial Gases - 0.2%
                  400    Air Products and Chemicals, Inc.                                                                   25,316
                  200    Praxair, Inc.                                                                                       9,572
                                                                                                                            34,888
Instruments - Controls - 0%
                  100    Thermo Electron Corp.*                                                                              2,529
Instruments - Scientific - 0.1%
                  200    PerkinElmer, Inc.                                                                                   4,126
                  600    Waters Corp.*                                                                                      21,474
                                                                                                                            25,600
Insurance Brokers - 0.3%
                2,700    Aon Corp.                                                                                          61,668
Internet Security - 0.2%
                2,100    Symantec Corp.*                                                                                    44,793
Investment Management and Advisory Services - 0.2%
                  200    Federated Investors, Inc. - Class B                                                                 5,662
                  200    Franklin Resources, Inc.                                                                           13,730
                  300    T. Rowe Price Group, Inc.                                                                          17,814
                                                                                                                            37,206
Leisure and Recreation Products - 0.3%
                1,400    Brunswick Corp.                                                                                    65,590
Life and Health Insurance - 1.4%
                  800    AFLAC, Inc.                                                                                        29,808
                1,600    CIGNA Corp.                                                                                       142,880
                1,200    Lincoln National Corp.                                                                             54,168
                  700    Torchmark Corp.                                                                                    36,540
                  300    UnumProvident Corp.                                                                                 5,106
                                                                                                                           268,502
Medical - Biomedical and Genetic - 0.2%
                  100    Amgen, Inc.*                                                                                        5,821
                  900    Biogen Idec, Inc.*                                                                                 31,059
                                                                                                                            36,880
Medical - Drugs - 1.7%
                  100    Eli Lilly and Co.                                                                                   5,210
                  100    Forest Laboratories, Inc.*                                                                          3,695
                1,100    MedImmune, Inc.*                                                                                   26,191
                1,400    Merck & Company, Inc.                                                                              45,318
                6,320    Pfizer, Inc.                                                                                      166,026
                4,300    Schering-Plough Corp.                                                                              78,045
                  400    Wyeth                                                                                              16,872
                                                                                                                           341,357
Medical - HMO - 2.2%
                2,800    Aetna, Inc.                                                                                       209,860
                1,400    Humana, Inc.*                                                                                      44,716
                  800    UnitedHealth Group, Inc.                                                                           76,304
                  800    WellPoint, Inc.*                                                                                  100,280
                                                                                                                           431,160
Medical - Wholesale Drug Distributors - 0.1%
                  500    AmerisourceBergen Corp.                                                                            28,645
Medical Instruments - 1.6%
                  600    Boston Scientific Corp.*                                                                           17,574
                1,500    Guidant Corp.                                                                                     110,850
                1,100    Medtronic, Inc.                                                                                    56,045
                3,800    St. Jude Medical, Inc.*                                                                           136,800
                                                                                                                           321,269
Medical Labs and Testing Services - 0.6%
                  700    Laboratory Corporation of America Holdings*                                                        33,740
                  900    Quest Diagnostics, Inc.                                                                            94,617
                                                                                                                           128,357
Medical Products - 3.0%
                1,300    Baxter International, Inc.                                                                         44,174
                2,700    Becton, Dickinson and Co.                                                                         157,734
                  200    Biomet, Inc.                                                                                        7,260
                2,800    Johnson & Johnson                                                                                 188,048
                2,000    Stryker Corp.                                                                                      89,220
                1,500    Zimmer Holdings, Inc.*                                                                            116,715
                                                                                                                           603,151
Motorcycle and Motor Scooter Manufacturing - 0.2%
                  800    Harley-Davidson, Inc.                                                                              46,208
Multi-Line Insurance - 2.4%
                1,500    Allstate Corp.                                                                                     81,090
                  600    American International Group, Inc.                                                                 33,246
                  600    Hartford Financial Services Group, Inc.                                                            41,136
                2,600    Loews Corp.                                                                                       191,204
                2,700    MetLife, Inc.                                                                                     105,570
                  100    Prudential Financial, Inc.                                                                          5,740
                  200    XL Capital, Ltd. - Class A                                                                         14,474
                                                                                                                           472,460
Multimedia - 0.5%
                  200    McGraw-Hill Companies, Inc.                                                                        17,450
                  100    Meredith Corp.                                                                                      4,675
                4,800    News Corporation, Inc. - Class A                                                                   81,216
                                                                                                                           103,341
Networking Products - 0.2%
                2,200    Cisco Systems, Inc.*                                                                               39,358
Office Automation and Equipment - 0.4%
                1,400    Pitney Bowes, Inc.                                                                                 63,168
                  500    Xerox Corp.*                                                                                        7,575
                                                                                                                            70,743
Office Supplies and Forms - 0.3%
                  900    Avery Dennison Corp.                                                                               55,737
Oil - Field Services - 1.3%
                1,600    Baker Hughes, Inc.                                                                                 71,184
                1,000    BJ Services Co.                                                                                    51,880
                2,100    Halliburton Co.                                                                                    90,825
                  700    Schlumberger, Ltd. (New York Shares)                                                               49,336
                                                                                                                           263,225

Oil and Gas Drilling - 0.6%
                  600    Nabors Industries, Ltd.*                                                                           35,484
                1,600    Transocean, Inc.*                                                                                  82,336
                                                                                                                           117,820
Oil Companies - Exploration and Production - 3.4%
                1,100    Anadarko Petroleum Corp.                                                                           83,710
                  940    Apache Corp.                                                                                       57,556
                4,300    Burlington Resources, Inc.                                                                        215,301
                1,300    Devon Energy Corp.                                                                                 62,075
                2,800    EOG Resources, Inc.                                                                               136,472
                1,200    Kerr-McGee Corp.                                                                                   93,996
                  300    Unocal Corp.                                                                                       18,507
                                                                                                                           667,617
Oil Companies - Integrated - 4.9%
                1,500    Amerada Hess Corp.                                                                                144,315
                1,700    ChevronTexaco Corp.                                                                                99,127
                1,700    ConocoPhillips                                                                                    183,328
                6,200    Exxon Mobil Corp.                                                                                 369,520
                  700    Marathon Oil Corp.                                                                                 32,844
                2,200    Occidental Petroleum Corp.                                                                        156,574
                                                                                                                           985,708
Oil Field Machinery and Equipment - 0.1%
                  300    National-Oilwell Varco, Inc.*                                                                      14,010
Oil Refining and Marketing - 1.0%
                  500    Sunoco, Inc.                                                                                       51,760
                2,100    Valero Energy Corp.                                                                               153,867
                                                                                                                           205,627
Optical Supplies - 0.1%
                  300    Bausch & Lomb, Inc.                                                                                21,990
Paper and Related Products - 0.6%
                  400    Georgia-Pacific Corp.                                                                              14,196
                  100    International Paper Co.                                                                             3,679
                2,400    MeadWestvaco Corp.                                                                                 76,368
                  300    Temple-Inland, Inc.                                                                                21,765
                                                                                                                           116,008
Pharmacy Services - 0%
                  200    Caremark Rx, Inc.*                                                                                  7,956
                   17    Medco Health Solutions, Inc.*                                                                         843
                                                                                                                             8,799
Photo Equipment and Supplies - 0.2%
                1,200    Eastman Kodak Co.                                                                                  39,060
Pipelines - 0.3%
                1,100    El Paso Corp.                                                                                      11,638
                  500    Kinder Morgan, Inc.                                                                                37,850
                  500    Williams Companies, Inc.                                                                            9,405
                                                                                                                            58,893
Printing - Commercial - 0.2%
                1,300    R.R. Donnelley & Sons Co.                                                                          41,106
Property and Casualty Insurance - 1.1%
                  200    Chubb Corp.                                                                                        15,854
                1,200    Progressive Corp.                                                                                 110,112
                1,500    SAFECO Corp.                                                                                       73,065
                  300    St. Paul Travelers Companies, Inc.                                                                 11,019
                                                                                                                           210,050
Publishing - Newspapers - 0.1%
                  200    Gannett Company, Inc.                                                                              15,816
REIT - Apartments - 1.0%
                1,700    Apartment Investment & Management Co. - Class A                                                    63,240
                2,000    Archstone-Smith Trust, Inc.                                                                        68,220
                1,800    Equity Residential Properties Trust                                                                57,978
                                                                                                                           189,438

REIT - Regional Malls - 0.2%
                  700    Simon Property Group, Inc.                                                                         42,406
REIT - Warehouse and Industrial - 0.1%
                  400    ProLogis                                                                                           14,840
Retail - Apparel and Shoe - 0.6%
                  600    Gap, Inc.                                                                                          13,104
                2,900    Limited, Inc.                                                                                      70,470
                  800    Nordstrom, Inc.                                                                                    44,304
                                                                                                                           127,878
Retail - Auto Parts - 0%
                  100    AutoZone, Inc.*                                                                                     8,570
Retail - Automobile - 0.1%
                1,500    Auto Nation, Inc.*                                                                                 28,410
Retail - Bedding - 0%
                  100    Bed Bath & Beyond, Inc.*                                                                            3,654
Retail - Building Products - 0.3%
                1,000    Home Depot, Inc.                                                                                   38,240
                  200    Lowe's Companies, Inc.                                                                             11,418
                                                                                                                            49,658
Retail - Consumer Electronics - 0.1%
                  100    Best Buy Company, Inc.                                                                              5,401
                  400    Circuit City Stores, Inc.                                                                           6,420
                                                                                                                            11,821
Retail - Discount - 1.5%
                  800    Big Lots, Inc.*                                                                                     9,616
                2,400    Costco Wholesale Corp.                                                                            106,032
                1,300    Dollar General Corp.                                                                               28,483
                1,500    Target Corp.                                                                                       75,030
                1,600    Wal-Mart Stores, Inc.                                                                              80,176
                                                                                                                           299,337
Retail - Drug Store - 0.6%
                1,400    CVS Corp.                                                                                          73,668
                1,000    Walgreen Co.                                                                                       44,420
                                                                                                                           118,088
Retail - Major Department Stores - 0.5%
                1,300    J.C. Penney Company, Inc.                                                                          67,496
                  188    Sears Holdings Corp.*                                                                              25,036
                                                                                                                            92,532
Retail - Office Supplies - 0%
                  100    OfficeMax, Inc.                                                                                     3,350
                  100    Staples, Inc.                                                                                       3,143
                                                                                                                             6,493
Retail - Regional Department Stores - 0.7%
                1,400    Dillard's, Inc. - Class A                                                                          37,660
                  200    Federated Department Stores, Inc.                                                                  12,728
                1,700    Kohl's Corp.*                                                                                      87,771
                                                                                                                           138,159
Retail - Restaurants - 1.4%
                1,200    McDonald's Corp.                                                                                   37,368
                3,900    Starbucks Corp.*                                                                                  201,474
                  700    Yum! Brands, Inc.                                                                                  36,267
                                                                                                                           275,109
Retail - Toy Store - 0.2%
                1,600    Toys R Us, Inc.*                                                                                   41,216
Rubber - Tires - 0.3%
                1,100    Cooper Tire & Rubber Co.                                                                           20,196
                3,100    Goodyear Tire & Rubber Co.*                                                                        41,385
                                                                                                                            61,581
Savings/Loan/Thrifts - 0.5%
                1,500    Golden West Financial Corp.                                                                        90,750
                  400    Sovereign Bancorp, Inc.                                                                             8,864
                                                                                                                            99,614
Schools - 0.4%
                1,000    Apollo Group, Inc. - Class A*                                                                      74,060
Semiconductor Components/Integrated Circuits - 0.1%
                  400    Linear Technology Corp.                                                                            15,324
                  200    Maxim Integrated Products, Inc.                                                                     8,174
                                                                                                                            23,498
Steel - Producers - 0.7%
                2,400    Nucor Corp.                                                                                       138,144
Steel - Specialty - 0.1%
                  700    Allegheny Technologies, Inc.                                                                       16,877
Super-Regional Banks - 3.8%
                6,976    Bank of America Corp.                                                                             307,642
                1,700    Comerica, Inc.                                                                                     93,636
                1,100    Huntington Bancshares, Inc.                                                                        26,290
                  100    KeyCorp                                                                                             3,245
                4,600    National City Corp.                                                                               154,100
                1,100    U.S. Bancorp                                                                                       31,702
                1,312    Wachovia Corp.                                                                                     66,794
                1,000    Wells Fargo & Co.                                                                                  59,800
                                                                                                                           743,209
Telecommunication Equipment - 0.1%
                  600    Comverse Technology, Inc.*                                                                         15,132
Telecommunication Equipment - Fiber Optics - 0%
                  500    Corning, Inc.*                                                                                      5,565
Telephone - Integrated - 2.0%
                  900    ALLTEL Corp.                                                                                       49,365
                  200    AT&T Corp.                                                                                          3,750
                  500    BellSouth Corp.                                                                                    13,145
                1,400    CenturyTel, Inc.                                                                                   45,976
                5,300    Citizens Communications Co.                                                                        68,582
                2,000    SBC Communications, Inc.                                                                           47,380
                  300    Sprint Corp.                                                                                        6,825
                4,300    Verizon Communications, Inc.                                                                      152,650
                                                                                                                           387,673
Therapeutics - 0.1%
                  300    Gilead Sciences, Inc.*                                                                             10,740
Tobacco - 1.0%
                  200    Altria Group, Inc.                                                                                 13,078
                1,400    Reynolds American, Inc.                                                                           112,826
                1,500    UST, Inc.                                                                                          77,550
                                                                                                                           203,454
Tools - Hand Held - 0.9%
                1,500    Black & Decker Corp.                                                                              118,485
                  400    Snap-On, Inc.                                                                                      12,716
                  900    Stanley Works                                                                                      40,743
                                                                                                                           171,944
Transportation - Railroad - 1.5%
                2,500    Burlington Northern Santa Fe Corp.                                                                134,825
                1,000    CSX Corp.                                                                                          41,650
                3,100    Norfolk Southern Corp.                                                                            114,855
                  100    Union Pacific Corp.                                                                                 6,970
                                                                                                                           298,300
Transportation - Services - 1.4%
                1,600    FedEx Corp.                                                                                       150,320
                1,200    Ryder System, Inc.                                                                                 50,040
                1,000    United Parcel Service, Inc. - Class B                                                              72,740
                                                                                                                           273,100
Travel Services - 0.1%
                1,200    Sabre Group Holdings, Inc.                                                                         26,256
Web Portals/Internet Service Providers - 0.9%
                5,000    Yahoo!, Inc.*                                                                                     169,500

Wireless Equipment - 0.6%
                  200    Motorola, Inc.                                                                                      2,994
                3,400    QUALCOMM, Inc.                                                                                    124,610
                                                                                                                           127,604
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $17,704,042)                                                                                   19,578,292
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.0%
             $200,000    ABN Amro Bank N.V., 2.80%
                            dated 3/31/05, maturing 4/1/05
                            to be repurchased at $200,016
                            collateralized by $366,786
                            in U.S. Government Agencies
                            0% - 10.0%, 5/13/05 - 8/1/33
                            with a value of $204,000
                            (cost $200,000)                                                                                200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $17,904,042) - 100%                                                                      $19,778,292
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)
Country                   Value         % of Investment Securities
Bermuda                  $    89,956                 0.5%
Cayman Islands                96,810                 0.5
Netherlands                   49,336                 0.2
Panama                        56,991                 0.3
United States++           19,485,199                98.5

Total                    $19,778,292               100.0%
                         ===========               =====

++    Includes Short-Term Securities (97.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

REIT              Real Estate Investment Trust

*     Non-income-producing security.

Janus Aspen Risk-Managed Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Advertising Sales - 0.4%
                1,000    Lamar Advertising Co.*                                                                     $       40,290
Advertising Services - 0.3%
                  400    Getty Images, Inc.*                                                                                28,444
Aerospace and Defense - 1.4%
                1,400    Boeing Co.                                                                                         81,844
                  200    General Dynamics Corp.                                                                             21,410
                  900    Rockwell Collins, Inc.                                                                             42,831
                                                                                                                           146,085
Aerospace and Defense - Equipment - 0.5%
                  100    Alliant Techsystems, Inc.*                                                                          7,145
                  300    United Defense Industries, Inc.                                                                    22,026
                  200    United Technologies Corp.                                                                          20,332
                                                                                                                            49,503
Airlines - 0.3%
                1,000    JetBlue Airways Corp.*                                                                             19,040
                  900    Southwest Airlines Co.                                                                             12,816
                                                                                                                            31,856
Apparel Manufacturers - 0.3%
                  500    Coach, Inc.*                                                                                       28,315
                  100    Polo Ralph Lauren Corp.                                                                             3,880
                                                                                                                            32,195
Applications Software - 1.6%
                6,600    Microsoft Corp.                                                                                   159,522
                  200    Red Hat, Inc.*                                                                                      2,182
                  600    Siebel Systems, Inc.*                                                                               5,478
                                                                                                                           167,182
Athletic Footwear - 0.4%
                  500    NIKE, Inc. - Class B                                                                               41,655
Audio and Video Products - 0.3%
                  300    Harman International Industries, Inc.                                                              26,538
Batteries and Battery Systems - 0.1%
                  100    Energizer Holdings, Inc.*                                                                           5,980
Beverages - Non-Alcoholic - 1.8%
                1,300    Coca-Cola Co.                                                                                      54,171
                1,800    Pepsi Bottling Group, Inc.                                                                         50,130
                1,600    PepsiCo, Inc.                                                                                      84,848
                                                                                                                           189,149
Brewery - 0.4%
                  900    Anheuser-Busch Companies, Inc.                                                                     42,651
Broadcast Services and Programming - 0.1%
                1,200    Liberty Media Corp. - Class A*                                                                     12,444
Building - Residential and Commercial - 0.3%
                  130    M.D.C. Holdings, Inc.                                                                               9,055
                  100    Ryland Group, Inc.                                                                                  6,202
                  200    Toll Brothers, Inc.*                                                                               15,770
                                                                                                                            31,027
Building Products - Air and Heating - 0.7%
                1,600    American Standard Companies, Inc.                                                                  74,368
Cable Television - 0.5%
                  300    Cablevision Systems New York Group - Class A*                                                       8,415
                  593    DIRECTV Group, Inc.*                                                                                8,551
                  700    Liberty Media International, Inc. - Class A*                                                       30,618
                                                                                                                            47,584
Casino Hotels - 1.3%
                  300    Harrah's Entertainment, Inc.                                                                       19,374
                  700    Mandalay Resort Group                                                                              49,343
                  200    MGM Mirage, Inc.*                                                                                  14,164
                  500    Station Casinos, Inc.                                                                              33,775
                  200    Wynn Resorts, Ltd.*                                                                                13,548
                                                                                                                           130,204
Casino Services - 0.3%
                1,200    International Game Technology                                                                      31,992
Cellular Telecommunications - 0.4%
                  500    N.I.I. Holdings, Inc.*                                                                             28,750
                  200    Nextel Communications, Inc. - Class A*                                                              5,684
                  100    Western Wireless Corp. - Class A*                                                                   3,796
                                                                                                                            38,230
Chemicals - Diversified - 0.0%
                  100    Dow Chemical Co.                                                                                    4,985
Chemicals - Specialty - 0.8%
                2,000    Ecolab, Inc.                                                                                       66,100
                  200    Sigma-Aldrich Corp.                                                                                12,250
                                                                                                                            78,350
Coal - 0.2%
                  400    CONSOL Energy, Inc.                                                                                18,808
Coatings and Paint Products - 0.1%
                  200    Sherwin-Williams Co.                                                                                8,798
Commercial Banks - 1.7%
                  200    Commerce Bancorp, Inc.                                                                              6,494
                  100    Fremont General Corp.                                                                               2,199
                  800    North Fork Bancorporation, Inc.                                                                    22,192
                2,100    Synovus Financial Corp.                                                                            58,506
                2,200    TCF Financial Corp.                                                                                59,730
                  700    UCBH Holdings, Inc.                                                                                27,930
                                                                                                                           177,051
Commercial Services - 1.9%
                  900    Alliance Data Systems Corp.*                                                                       36,360
                1,400    ChoicePoint, Inc.*                                                                                 56,154
                1,600    Iron Mountain, Inc.*                                                                               46,144
                   10    PHH Corp.*                                                                                            219
                2,900    ServiceMaster Co.                                                                                  39,150
                  500    Weight Watchers International, Inc.*                                                               21,490
                                                                                                                           199,517
Commercial Services - Finance - 0.6%
                  200    Equifax, Inc.                                                                                       6,138
                  700    Moody's Corp.                                                                                      56,602
                                                                                                                            62,740
Communications Software - 0.2%
                  400    Avid Technology, Inc.*                                                                             21,648
Computer Aided Design - 1.0%
                3,400    Autodesk, Inc.                                                                                    101,184
Computer Graphics - 0.2%
                  200    Pixar, Inc.*                                                                                       19,510
Computer Services - 0.5%
                  300    Cognizant Technology Solutions Corp.*                                                              13,860
                  700    DST Systems, Inc.*                                                                                 32,326
                  300    Reynolds and Reynolds Co.                                                                           8,118
                                                                                                                            54,304
Computers - 1.2%
                1,500    Apple Computer, Inc.*                                                                              62,505
                1,000    Dell, Inc.*                                                                                        38,420
                  200    IBM Corp.                                                                                          18,276
                                                                                                                           119,201
Computers - Integrated Systems - 0.3%
                  100    Jack Henry & Associates, Inc.                                                                       1,799
                  100    National Instruments Corp.                                                                          2,705
                  800    NCR Corp.*                                                                                         26,992
                                                                                                                            31,496
Computers - Memory Devices - 0.3%
                  200    EMC Corp.*                                                                                          2,464
                  800    Network Appliance, Inc.*                                                                           22,128
                  200    SanDisk Corp.*                                                                                      5,560
                  100    Storage Technology Corp.*                                                                           3,080
                                                                                                                            33,232
Computers - Peripheral Equipment - 0.5%
                  600    Lexmark International Group, Inc. - Class A*                                                       47,982
Consulting Services - 0.3%
                  500    Corporate Executive Board Co.                                                                      31,975
Consumer Products - Miscellaneous - 1.3%
                  900    Clorox Co.                                                                                         56,691
                  100    Fortune Brands, Inc.                                                                                8,063
                1,000    Kimberly-Clark Corp.                                                                               65,730
                                                                                                                           130,484
Containers - Metal and Glass - 0.3%
                  800    Ball Corp.                                                                                         33,184
Containers - Paper and Plastic - 0.4%
                  600    Pactiv Corp.*                                                                                      14,010
                  500    Sealed Air Corp.*                                                                                  25,970
                                                                                                                            39,980
Cosmetics and Toiletries - 3.9%
                  100    Alberto-Culver Co.                                                                                  4,786
                2,300    Avon Products, Inc.                                                                                98,762
                  100    Colgate-Palmolive Co.                                                                               5,217
                  600    Estee Lauder Companies, Inc. - Class A                                                             26,988
                2,700    Gillette Co.                                                                                      136,296
                  100    International Flavors & Fragrances, Inc.*                                                           3,950
                2,300    Procter & Gamble Co.                                                                              121,900
                                                                                                                           397,899
Data Processing and Management - 2.1%
                1,000    Acxiom Corp.                                                                                       20,930
                1,300    Automatic Data Processing, Inc.                                                                    58,435
                  600    Certegy, Inc.                                                                                      20,772
                  400    Dun & Bradstreet Corp.*                                                                            24,580
                2,200    First Data Corp.                                                                                   86,482
                  400    VERITAS Software Corp.*                                                                             9,288
                                                                                                                           220,487
Dental Supplies and Equipment - 0.7%
                1,000    Dentsply International, Inc.                                                                       54,410
                  300    Patterson Companies, Inc.*                                                                         14,985
                                                                                                                            69,395
Diagnostic Equipment - 0.0%
                  100    Gen-Probe, Inc.*                                                                                    4,456
Dialysis Centers - 0.3%
                  250    Davita, Inc.*                                                                                      10,463
                  450    Renal Care Group, Inc.*                                                                            17,073
                                                                                                                            27,536
Direct Marketing - 0.2%
                  700    Harte-Hanks Communications, Inc.                                                                   19,292
Disposable Medical Products - 0.9%
                1,400    C.R. Bard, Inc.                                                                                    95,312
Distribution/Wholesale - 0.4%
                  200    CDW Corp.                                                                                          11,336
                  300    Fastenal Co.                                                                                       16,593
                  300    Hughes Supply, Inc.                                                                                 8,925
                  100    W.W. Grainger, Inc.                                                                                 6,227
                                                                                                                            43,081
Diversified Operations - 7.2%
                1,300    3M Co.                                                                                            111,397
                  100    Brink's Co.                                                                                         3,460
                2,400    Danaher Corp.                                                                                     128,184
                8,700    General Electric Co.                                                                              313,721
                  800    Illinois Tool Works, Inc.                                                                          71,624
                  500    ITT Industries, Inc.                                                                               45,120
                1,200    Leggett & Platt, Inc.                                                                              34,656
                  300    Roper Industries, Inc.                                                                             19,650
                                                                                                                           727,812
Diversified Operations-Commercial Services - 0.0%
                  100    Cendant Corp.                                                                                       2,054
E-Commerce/Services - 0.7%
                2,000    eBay, Inc.*                                                                                        74,520
Electric - Integrated - 0.1%
                  300    Allegheny Energy, Inc.*                                                                             6,198
Electric Products - Miscellaneous - 0.4%
                  700    AMETEK, Inc.                                                                                       28,175
                  300    Molex, Inc.                                                                                         7,908
                                                                                                                            36,083
Electronic Components - Semiconductors - 1.3%
                  800    Advanced Micro Devices, Inc.*                                                                      12,896
                  600    Altera Corp.*                                                                                      11,868
                  100    Broadcom Corp. - Class A*                                                                           2,992
                  700    Cree, Inc.*                                                                                        15,225
                   42    Freescale Semiconductor, Inc. - Class B*                                                              725
                1,500    Intel Corp.                                                                                        34,845
                  100    International Rectifier Corp.*                                                                      4,550
                  200    National Semiconductor Corp.                                                                        4,122
                  400    NVIDIA Corp.*                                                                                       9,504
                  500    PMC-Sierra, Inc.*                                                                                   4,400
                  200    QLogic Corp.*                                                                                       8,100
                  500    Semtech Corp.*                                                                                      8,935
                  400    Xilinx, Inc.                                                                                       11,692
                                                                                                                           129,854
Electronic Forms - 0.3%
                  400    Adobe Systems, Inc.                                                                                26,868
Electronic Measuring Instruments - 0.2%
                  100    Agilent Technologies, Inc.*                                                                         2,220
                  700    FLIR Systems, Inc.*                                                                                21,210
                                                                                                                            23,430
Electronics - Military - 0.4%
                  600    L-3 Communications Holdings, Inc.                                                                  42,612
Engineering - Research and Development Services - 0.2%
                  400    Fluor Corp.                                                                                        22,172
Enterprise Software/Services - 0.0%
                  100    BMC Software, Inc.*                                                                                 1,500
Entertainment Software - 0.4%
                1,066    Activision, Inc.*                                                                                  15,777
                  400    Electronic Arts, Inc.*                                                                             20,712
                                                                                                                            36,489
Fiduciary Banks - 0.1%
                  400    Bank of New York Company, Inc.                                                                     11,620
Filtration and Separations Products - 0.2%
                  600    Donaldson Company, Inc.                                                                            19,368
                  100    Pall Corp.                                                                                          2,712
                                                                                                                            22,080
Finance - Consumer Loans - 0.2%
                  500    SLM Corp.                                                                                          24,920
Finance - Credit Card - 0.1%
                  100    American Express Co.                                                                                5,137
                  100    Providian Financial Corp.*                                                                          1,716
                                                                                                                             6,853
Finance - Investment Bankers/Brokers - 0.0%
                   50    Legg Mason, Inc.                                                                                    3,907
Finance - Mortgage Loan Banker - 0.3%
                  850    Doral Financial Corp.                                                                              18,607
                  200    Freddie Mac                                                                                        12,640
                                                                                                                            31,247
Finance - Other Services - 0.9%
                  500    Chicago Mercantile Exchange Holdings, Inc.                                                         97,015
Financial Guarantee Insurance - 0.3%
                  200    Ambac Financial Group, Inc.                                                                        14,950
                  400    Radian Group, Inc.                                                                                 19,096
                                                                                                                            34,046
Food - Confectionary - 1.6%
                1,600    Hershey Foods Corp.                                                                                96,736
                1,100    Wm. Wrigley Jr. Company                                                                            72,127
                                                                                                                           168,863
Food - Diversified - 2.1%
                  200    H.J. Heinz Co.                                                                                      7,368
                1,200    Kellogg Co.                                                                                        51,924
                1,900    McCormick & Company, Inc.                                                                          65,417
                4,300    Sara Lee Corp.                                                                                     95,288
                                                                                                                           219,997
Food - Retail - 0.7%
                  700    Whole Foods Market, Inc.                                                                           71,491
Food - Wholesale/Distribution - 0.2%
                  600    Sysco Corp.                                                                                        21,480
Footwear and Related Apparel - 0.1%
                  200    Timberland Co. - Class A*                                                                          14,186
Gold Mining - 0.0%
                  100    Newmont Mining Corp.                                                                                4,225
Hazardous Waste Disposal - 0.0%
                  100    Stericycle, Inc.*                                                                                   4,420
Health Care Cost Containment - 0.1%
                  300    McKesson Corp.                                                                                     11,325
Home Decoration Products - 0.1%
                  300    Newell Rubbermaid, Inc.                                                                             6,582
Hotels and Motels - 1.2%
                1,200    Hilton Hotels Corp.                                                                                26,820
                  500    Marriott International, Inc. - Class A                                                             33,430
                1,000    Starwood Hotels & Resorts Worldwide, Inc.                                                          60,030
                                                                                                                           120,280
Human Resources - 0.2%
                  900    Robert Half International, Inc.                                                                    24,264
Identification Systems and Devices - 0.0%
                  300    Symbol Technologies, Inc.                                                                           4,347
Industrial Automation and Robotics - 0.2%
                  300    Rockwell Automation, Inc.                                                                          16,992
Industrial Gases - 0.1%
                  200    Praxair, Inc.                                                                                       9,572
Instruments - Controls - 0.2%
                  300    Mettler-Toledo International, Inc.*                                                                14,250
                  200    Thermo Electron Corp.*                                                                              5,058
                                                                                                                            19,308
Instruments - Scientific - 0.6%
                  568    Fisher Scientific International, Inc.*                                                             32,331
                  100    PerkinElmer, Inc.                                                                                   2,063
                  800    Waters Corp.*                                                                                      28,632
                                                                                                                            63,026
Insurance Brokers - 0.4%
                  200    Arthur J. Gallagher & Co.                                                                           5,760
                  800    Brown & Brown, Inc.                                                                                36,872
                                                                                                                            42,632
Internet Content - Info/News - 0.1%
                  200    Ask Jeeves, Inc.*                                                                                   5,616
Internet Security - 1.2%
                  200    CheckFree Corp.*                                                                                    8,152
                  400    McAfee, Inc.*                                                                                       9,024
                4,600    Symantec Corp.*                                                                                    98,118
                  400    VeriSign, Inc.*                                                                                    11,480
                                                                                                                           126,774
Investment Companies - 0.0%
                  100    American Capital Strategies, Ltd.                                                                   3,141
Investment Management and Advisory Services - 0.2%
                  100    BlackRock, Inc.                                                                                     7,493
                  400    Eaton Vance Corp.                                                                                   9,376
                  200    Federated Investors, Inc. - Class B                                                                 5,662
                  100    Waddell & Reed Financial, Inc. - Class A                                                            1,974
                                                                                                                            24,505
Leisure and Recreation Products - 0.3%
                  600    Brunswick Corp.                                                                                    28,110
Life and Health Insurance - 0.5%
                1,400    AFLAC, Inc.                                                                                        52,164
Machinery - Print Trade - 0.1%
                  200    Zebra Technologies Corp. - Class A*                                                                 9,498
Machinery - Pumps - 0.4%
                1,100    Graco, Inc.                                                                                        44,396
Medical - Biomedical and Genetic - 0.5%
                   35    Amgen, Inc.*                                                                                        2,037
                  800    Biogen Idec, Inc.*                                                                                 27,608
                  100    Charles River Laboratories International, Inc.*                                                     4,704
                  300    Genentech, Inc.*                                                                                   16,983
                  200    Nektar Therapeutics*                                                                                2,788
                                                                                                                            54,120
Medical - Drugs - 4.3%
                  300    Eli Lilly and Co.                                                                                  15,630
                  200    Forest Laboratories, Inc.*                                                                          7,390
                  100    Medicis Pharmaceutical Corp. - Class A                                                              2,998
                  700    MedImmune, Inc.*                                                                                   16,667
                  900    Merck & Company, Inc.                                                                              29,133
                  400    OSI Pharmaceuticals, Inc.*                                                                         16,536
                9,660    Pfizer, Inc.                                                                                      253,767
                5,000    Schering-Plough Corp.                                                                              90,750
                  300    Wyeth                                                                                              12,654
                                                                                                                           445,525
Medical - HMO - 2.6%
                1,000    Aetna, Inc.                                                                                        74,950
                  350    Conventry Health Care, Inc.*                                                                       23,849
                1,155    UnitedHealth Group, Inc.                                                                          110,164
                  500    WellPoint, Inc.*                                                                                   62,675
                                                                                                                           271,638
Medical - Hospitals - 0.2%
                  100    HCA, Inc.                                                                                           5,357
                  100    Triad Hospitals, Inc.*                                                                              5,010
                  100    Universal Health Services, Inc. - Class B                                                           5,240
                                                                                                                            15,607
Medical - Outpatient and Home Medical Care - 0.3%
                  600    Lincare Holdings, Inc.*                                                                            26,538
Medical - Wholesale Drug Distributors - 0.2%
                  300    AmerisourceBergen Corp.                                                                            17,187
Medical Information Systems - 0.0%
                  200    IMS Health, Inc.                                                                                    4,878
Medical Instruments - 2.1%
                  600    Beckman Coulter, Inc.                                                                              39,870
                  300    Boston Scientific Corp.*                                                                            8,787
                  400    Edwards Lifesciences Corp.*                                                                        17,288
                  700    Guidant Corp.                                                                                      51,730
                  600    Medtronic, Inc.                                                                                    30,570
                1,900    St. Jude Medical, Inc.*                                                                            68,400
                                                                                                                           216,645
Medical Labs and Testing Services - 1.3%
                  100    Covance, Inc.*                                                                                      4,761
                1,200    Laboratory Corporation of America Holdings*                                                        57,840
                  700    Quest Diagnostics, Inc.                                                                            73,591
                                                                                                                           136,192
Medical Products - 5.0%
                1,200    Baxter International, Inc.                                                                         40,776
                1,700    Becton, Dickinson and Co.                                                                          99,314
                  300    Biomet, Inc.                                                                                       10,890
                  200    INAMED Corp.*                                                                                      13,976
                2,400    Johnson & Johnson                                                                                 161,183
                1,300    Stryker Corp.                                                                                      57,993
                  500    Varian Medical Systems, Inc.*                                                                      17,140
                1,500    Zimmer Holdings, Inc.*                                                                            116,715
                                                                                                                           517,987
Metal Processors and Fabricators - 0.6%
                  600    Precision Castparts Corp.                                                                          46,206
                  300    Timken Co.                                                                                          8,202
                  200    Worthington Industries, Inc.                                                                        3,856
                                                                                                                            58,264
Motorcycle and Motor Scooter Manufacturing - 0.6%
                1,000    Harley-Davidson, Inc.                                                                              57,760
Multi-Line Insurance - 0.5%
                  900    American International Group, Inc.                                                                 49,869
                  100    Prudential Financial, Inc.                                                                          5,740
                                                                                                                            55,609
Multimedia - 0.9%
                  800    E.W. Scripps Co. - Class A                                                                         39,000
                  400    McGraw-Hill Companies, Inc.                                                                        34,900
                  200    Meredith Corp.                                                                                      9,350
                  100    Time Warner, Inc.*                                                                                  1,755
                  100    Viacom, Inc. - Class B                                                                              3,483
                  100    Walt Disney Co.                                                                                     2,873
                                                                                                                            91,361
Networking Products - 0.3%
                1,500    Cisco Systems, Inc.*                                                                               26,835
                   40    Juniper Networks, Inc.*                                                                               882
                                                                                                                            27,717
Non-Hazardous Waste Disposal - 0.1%
                  200    Waste Management, Inc.                                                                              5,770
Office Automation and Equipment - 0.5%
                1,000    Pitney Bowes, Inc.                                                                                 45,120
                  100    Xerox Corp.*                                                                                        1,515
                                                                                                                            46,635
Office Furnishings - Original - 0.0%
                  100    HNI, Corp.                                                                                          4,495
Office Supplies and Forms - 0.5%
                  800    Avery Dennison Corp.                                                                               49,544
Oil - Field Services - 1.4%
                1,200    Baker Hughes, Inc.                                                                                 53,388
                  900    BJ Services Co.                                                                                    46,692
                1,000    Halliburton Co.                                                                                    43,250
                                                                                                                           143,330
Oil and Gas Drilling - 0.5%
                  400    Diamond Offshore Drilling, Inc.                                                                    19,960
                  500    Patterson-UTI Energy, Inc.                                                                         12,510
                  200    Pride International, Inc.*                                                                          4,968
                  300    Rowan Companies, Inc.                                                                               8,979
                                                                                                                            46,417
Oil Companies - Exploration and Production - 1.1%
                  700    Burlington Resources, Inc.                                                                         35,049
                  200    Newfield Exploration Co.*                                                                          14,852
                1,921    XTO Energy, Inc.                                                                                   63,086
                                                                                                                           112,987
Oil Field Machinery and Equipment - 1.3%
                  100    Cooper Cameron Corp.*                                                                               5,721
                  900    FMC Technologies, Inc.*                                                                            29,862
                  200    Grant Prideco, Inc.*                                                                                4,832
                  267    National-Oilwell Varco, Inc.*                                                                      12,469
                1,300    Smith International, Inc.                                                                          81,549
                                                                                                                           134,433
Optical Supplies - 0.1%
                  100    Bausch & Lomb, Inc.                                                                                 7,330
Pharmacy Services - 0.5%
                1,241    Caremark Rx, Inc.*                                                                                 49,367
                   29    Medco Health Solutions, Inc.*                                                                       1,438
                                                                                                                            50,805
Pipelines - 0.1%
                  100    Kinder Morgan, Inc.                                                                                 7,570
Property and Casualty Insurance - 0.5%
                  100    Markel Corp.*                                                                                      34,521
                  200    Progressive Corp.                                                                                  18,352
                                                                                                                            52,873
Publishing - Books - 0.3%
                  800    John Wiley & Sons, Inc. - Class A                                                                  28,200
Publishing - Newspapers - 0.9%
                  100    Washington Post Co. - Class B                                                                      89,400
Racetracks - 0.1%
                  100    International Speedway Corp. - Class A                                                              5,425
Real Estate Operating/Development - 0.3%
                  500    St. Joe Co.                                                                                        33,650
Recreational Vehicles - 0.4%
                  600    Polaris Industries, Inc.                                                                           42,138
REIT - Health Care - 0.0%
                  100    Ventas, Inc.                                                                                        2,496
REIT - Regional Malls - 0.1%
                  100    CBL & Associates Properties, Inc.                                                                   7,151
                  100    Mills Corp.                                                                                         5,290
                                                                                                                            12,441
REIT - Shopping Centers - 0.1%
                  100    Regency Centers Corp.                                                                               4,763
                  300    Weingarten Realty Investors                                                                        10,353
                                                                                                                            15,116
REIT - Warehouse and Industrial - 0.0%
                  100    Catellus Development Corp.                                                                          2,665
Rental Auto/Equipment - 0.0%
                  100    Rent-A-Center, Inc.*                                                                                2,731
Research and Development - 0.1%
                  200    Pharmaceutical Product Development, Inc.*                                                           9,690
Respiratory Products - 0.2%
                  300    Respironics, Inc.*                                                                                 17,481
Retail - Apparel and Shoe - 1.5%
                  700    Abercrombie & Fitch Co. - Class A                                                                  40,068
                1,200    American Eagle Outfitters, Inc.                                                                    35,460
                  600    Chico's FAS, Inc.*                                                                                 16,956
                  300    Claire's Stores, Inc.                                                                               6,912
                  200    Gap, Inc.                                                                                           4,368
                  300    Limited, Inc.                                                                                       7,290
                  100    Nordstrom, Inc.                                                                                     5,538
                  100    Pacific Sunwear of California, Inc.*                                                                2,798
                  800    Urban Outfitters, Inc.*                                                                            38,376
                                                                                                                           157,766
Retail - Arts and Crafts - 0.3%
                  800    Michaels Stores, Inc.                                                                              29,040
Retail - Auto Parts - 0.2%
                  200    Advance Auto Parts, Inc.*                                                                          10,090
                  100    AutoZone, Inc.*                                                                                     8,570
                  100    O'Reilly Automotive, Inc.*                                                                          4,953
                                                                                                                            23,613
Retail - Automobile - 0.0%
                  100    Copart, Inc.*                                                                                       2,356
Retail - Bedding - 0.1%
                  300    Bed Bath & Beyond, Inc.*                                                                           10,962
Retail - Building Products - 0.4%
                  800    Home Depot, Inc.                                                                                   30,592
                  200    Lowe's Companies, Inc.                                                                             11,418
                                                                                                                            42,010
Retail - Consumer Electronics - 0.0%
                  100    Circuit City Stores, Inc.                                                                           1,605
Retail - Discount - 1.3%
                  700    Big Lots, Inc.*                                                                                     8,414
                  600    Costco Wholesale Corp.                                                                             26,508
                  900    Dollar General Corp.                                                                               19,719
                  200    Dollar Tree Stores, Inc.*                                                                           5,746
                  900    Target Corp.                                                                                       45,018
                  600    Wal-Mart Stores, Inc.                                                                              30,066
                                                                                                                           135,471
Retail - Drug Store - 0.5%
                  500    CVS Corp.                                                                                          26,310
                  600    Walgreen Co.                                                                                       26,652
                                                                                                                            52,962
Retail - Mail Order - 0.1%
                  200    Williams-Sonoma, Inc.*                                                                              7,350
Retail - Pet Food and Supplies - 0.3%
                  400    PETCO Animal Supplies, Inc.*                                                                       14,724
                  600    PETsMART, Inc.                                                                                     17,250
                                                                                                                            31,974
Retail - Regional Department Stores - 0.6%
                1,100    Kohl's Corp.*                                                                                      56,793
Retail - Restaurants - 1.8%
                  500    Brinker International, Inc.*                                                                       18,110
                  100    Cheesecake Factory, Inc.*                                                                           3,545
                  100    Outback Steakhouse, Inc.                                                                            4,579
                2,700    Starbucks Corp.*                                                                                  139,482
                  400    Yum! Brands, Inc.                                                                                  20,724
                                                                                                                           186,440
Schools - 0.5%
                  411    Apollo Group, Inc. - Class A*                                                                      30,439
                  600    Laureate Education, Inc.*                                                                          25,674
                                                                                                                            56,113
Semiconductor Components/Integrated Circuits - 0.3%
                  100    Integrated Circuit Systems, Inc.*                                                                   1,912
                  300    Linear Technology Corp.                                                                            11,493
                  500    Maxim Integrated Products, Inc.                                                                    20,435
                                                                                                                            33,840
Semiconductor Equipment - 0.2%
                  600    Lam Research Corp.*                                                                                17,316
                  100    Novellus Systems, Inc.*                                                                             2,673
                                                                                                                            19,989
Soap and Cleaning Preparations - 0.1%
                  200    Church & Dwight Company, Inc.                                                                       7,094
Steel - Producers - 0.6%
                1,100    Nucor Corp.                                                                                        63,316
Super-Regional Banks - 0.2%
                  100    Fifth Third Bancorp                                                                                 4,298
                  400    U.S. Bancorp                                                                                       11,528
                                                                                                                            15,826
Telecommunication Equipment - 0.1%
                  200    Harris Corp.                                                                                        6,530
Telecommunication Equipment - Fiber Optics - 0.1%
                  600    Corning, Inc.*                                                                                      6,678
Telephone - Integrated - 0.2%
                  200    Telephone and Data Systems, Inc.                                                                   16,320
Television - 0.0%
                  100    Univision Communications, Inc. - Class A*                                                           2,769
Therapeutics - 0.2%
                  300    Gilead Sciences, Inc.*                                                                             10,740
                  400    MGI Pharma, Inc.*                                                                                  10,108
                                                                                                                            20,848
Tools - Hand Held - 1.0%
                1,300    Black & Decker Corp.                                                                              102,687
Transportation - Services - 1.9%
                  700    C.H. Robinson Worldwide, Inc.                                                                      36,071
                  900    Expeditors International of Washington, Inc.                                                       48,195
                  400    FedEx Corp.                                                                                        37,580
                  600    Ryder System, Inc.                                                                                 25,020
                  700    United Parcel Service, Inc. - Class B                                                              50,918
                                                                                                                           197,784
Transportation - Truck - 0.5%
                  300    CNF, Inc.                                                                                          14,037
                  800    J.B. Hunt Transport Services, Inc.                                                                 35,016
                                                                                                                            49,053
Veterinary Diagnostics - 0.1%
                  300    VCA Antech, Inc.*                                                                                   6,069
Web Hosting/Design - 0.3%
                  800    Macromedia, Inc.*                                                                                  26,800
Web Portals/Internet Service Providers - 0.7%
                2,200    Yahoo!, Inc.*                                                                                      74,580
Wireless Equipment - 1.8%
                2,400    Motorola, Inc.                                                                                     35,928
                3,100    QUALCOMM, Inc.                                                                                    113,615
                  600    SpectraSite, Inc.*                                                                                 34,782
                                                                                                                           184,325
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,453,627) - 100%                                                                    $   10,287,351
===================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                   Value              % of Investment Securities
Puerto Rico           $    18,607                      0.2%
United States          10,268,744                     99.8
Total                 $10,287,351                    100.0%
                      ===========                    =====

Notes to Schedule of Investments (unaudited)

REIT     Real Estate Investment Trust

*        Non-income-producing security.

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Building and Construction - Miscellaneous - 1.6%
                1,815    Dycom Industries, Inc.*                                                                    $       41,727
Building Products - Lighting Fixtures - 1.6%
                  478    Genlyte Group, Inc.*                                                                               43,006
Capacitators - 0.4%
                1,541    KEMET Corp.*                                                                                       11,943
Chemicals - Diversified - 0.9%
                  446    FMC Corp.*                                                                                         23,839
Chemicals - Specialty - 1.0%
                  769    Cabot Corp.                                                                                        25,708
Collectibles - 1.5%
                1,185    RC2 Corp.*                                                                                         40,290
Commercial Banks - 17.4%
                1,016    1st Source Corp.                                                                                   21,671
                  475    BancFirst Corp.                                                                                    32,785
                1,420    Bank of Granite Corp.                                                                              26,256
                1,075    Camden National Corp.                                                                              38,000
                1,583    Community Bank System, Inc.                                                                        36,267
                  224    First Citizens BancShares, Inc. - Class A                                                          32,789
                1,356    First Commonwealth Financial Corp.                                                                 18,577
                1,085    First Financial Corp.                                                                              32,062
                  808    First of Long Island Corp.                                                                         34,195
                  850    Omega Financial Corp.                                                                              25,317
                1,165    Peoples Bancorp, Inc.                                                                              31,339
                1,071    Simmons First National Corp. - Class A                                                             26,582
                2,354    TriCo Bancshares                                                                                   49,315
                  425    UMB Financial Corp.                                                                                24,191
                1,291    Washington Trust Bancorp, Inc.                                                                     35,477
                                                                                                                           464,823
Commercial Services - 2.1%
                1,714    Steiner Leisure, Ltd.*                                                                             56,031
Computer Services - 1.0%
                  479    CACI International, Inc.*                                                                          26,455
Consulting Services - 1.4%
                1,805    FTI Consulting, Inc.*                                                                              37,255
Distribution/Wholesale - 1.7%
                  973    United Stationers, Inc.*                                                                           44,028
Electric - Integrated - 1.2%
                  584    Central Vermont Public Service Corp.                                                               13,128
                  733    Otter Tail Corp.                                                                                   18,355
                                                                                                                            31,483
Electronic Components - Miscellaneous - 0.5%
                1,224    Plexus Corp.*                                                                                      14,088
Electronic Components - Semiconductors - 0.6%
                1,531    Zoran Corp.*                                                                                       15,846
Entertainment Software - 1.3%
                  870    Take-Two Interactive Software, Inc.*                                                               34,017
Environmental Consulting and Engineering - 0.7%
                1,290    TRC Companies, Inc.*                                                                               18,963
Food - Canned - 1.0%
                2,501    Del Monte Foods Co.*                                                                               27,136
Food - Diversified - 1.3%
                  748    J & J Snack Foods Corp.                                                                            35,029
Food - Retail - 3.2%
                2,326    Ruddick Corp.                                                                                      53,847
                  870    Weis Markets, Inc.                                                                                 32,077
                                                                                                                            85,924
Footwear and Related Apparel - 0.7%
                1,044    Steven Madden, Ltd.*                                                                               17,424
Gas - Distribution - 1.1%
                  533    Atmos Energy Corp.                                                                                 14,391
                  702    Piedmont Natural Gas Company, Inc.                                                                 16,174
                                                                                                                            30,565
Human Resources - 1.2%
                4,149    Spherion Corp.*                                                                                    31,076
Internet Applications Software - 2.9%
                2,542    Interwoven, Inc.*                                                                                  19,802
                4,046    Stellent, Inc.*                                                                                    34,027
               17,801    Vignette Corp.*                                                                                    23,319
                                                                                                                            77,148
Leisure and Recreation Products - 0.6%
                2,054    Multimedia Games, Inc.*                                                                            15,939
Machinery - General Industrial - 3.3%
                1,959    Applied Industrial Technologies, Inc.                                                              53,284
                1,561    Stewart & Stevenson Services, Inc.                                                                 35,731
                                                                                                                            89,015
Medical - HMO - 1.7%
                1,219    AMERIGROUP Corp.*                                                                                  44,567
Medical - Nursing Homes - 2.0%
                1,499    Kindred Healthcare, Inc.*                                                                          52,615
Medical Instruments - 1.0%
                  864    Datascope Corp.                                                                                    26,421
Medical Labs and Testing Services - 1.6%
                  906    Covance, Inc.*                                                                                     43,135
Medical Products - 1.3%
                  459    Cooper Companies, Inc.                                                                             33,461
Multi-Line Insurance - 1.3%
                1,124    American Financial Group, Inc.                                                                     34,619
Non-Ferrous Metals - 0.8%
                  879    RTI International Metals, Inc.*                                                                    20,569
Office Furnishings - Original - 1.5%
                  887    HNI, Corp.                                                                                         39,871
Oil - Field Services - 1.4%
                1,330    Tetra Technologies, Inc.*                                                                          37,825
Oil and Gas Drilling - 1.5%
                  597    Atwood Oceanics, Inc.*                                                                             39,724
Oil Companies - Exploration and Production - 4.1%
                  699    Forest Oil Corp.*                                                                                  28,309
                  410    Houston Exploration Co.*                                                                           23,350
                  862    Plains Exploration & Production Co.*                                                               30,083
                  534    St. Mary Land & Exploration Co.                                                                    26,727
                                                                                                                           108,469
Oil Field Machinery and Equipment - 1.6%
                  356    Cooper Cameron Corp.*                                                                              20,367
                  692    Maverick Tube Corp.*                                                                               22,497
                                                                                                                            42,864
Paper and Related Products - 0.8%
                  843    Louisiana-Pacific Corp.                                                                            21,193
Printing - Commercial - 1.6%
                2,864    Bowne & Company, Inc.                                                                              43,075
REIT - Diversified - 1.5%
                  610    Equity Lifestyle Properties, Inc.                                                                  21,503
                1,245    Trustreet Properties, Inc.                                                                         19,161
                                                                                                                            40,664
REIT - Health Care - 0.7%
                  960    Nationwide Health Properties, Inc.                                                                 19,402
REIT - Office Property - 2.7%
                  305    Alexandria Real Estate Equities, Inc.                                                              19,636
                  525    Kilroy Realty Corp.                                                                                21,478
                  578    SL Green Realty Corp.                                                                              32,495
                                                                                                                            73,609

REIT - Regional Malls - 1.2%
                1,115    Taubman Centers, Inc.                                                                              30,930
REIT - Shopping Centers - 3.1%
                1,345    Acadia Realty Trust                                                                                21,628
                  435    Federal Realty Investment Trust                                                                    21,032
                  359    Pan Pacific Retail Properties, Inc.                                                                20,373
                  855    Tanger Factory Outlet Centers, Inc.                                                                18,810
                                                                                                                            81,843
REIT - Warehouse and Industrial - 1.2%
                1,357    First Potomac Realty Trust                                                                         31,007
Research and Development - 1.4%
                  788    Pharmaceutical Product Development, Inc.*                                                          38,179
Retail - Bookstore - 1.1%
                  826    Barnes & Noble, Inc.*                                                                              28,489
Retail - Computer Equipment - 0.6%
                  665    GameStop Corp. - Class B*                                                                          14,830
Retail - Jewelry - 2.0%
                1,778    Zale Corp.*                                                                                        52,842
Retail - Mail Order - 1.7%
                2,711    Brookstone, Inc.*                                                                                  43,972
Retail - Restaurants - 1.2%
                  769    CBRL Group, Inc.                                                                                   31,760
Retail - Video Rental - 1.9%
                1,791    Movie Gallery, Inc.                                                                                51,366
Savings/Loan/Thrifts - 4.9%
                1,104    First Defiance Financial Corp.                                                                     28,704
                  838    FirstFed Financial Corp.*                                                                          42,745
                  995    Parkvale Financial Corp.                                                                           27,661
                1,105    Provident Financial Holdings, Inc.                                                                 32,863
                                                                                                                           131,973
Telecommunication Equipment - Fiber Optics - 0.4%
                6,273    Optical Communication Products, Inc.*                                                              10,915
Water - 1.4%
                1,521    American States Water Co.                                                                          38,481
Wire and Cable Products - 0.6%
                  728    Belden CDT, Inc.                                                                                   16,169
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,247,073)                                                                                     2,663,597
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,247,073) - 100%                                                                    $    2,663,597
==================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2005 (unaudited)

Country                   Value               % of Investment Securities
Bahamas                  $    56,031                          2.1%
United States              2,607,566                         97.9
Total                    $ 2,663,597                        100.0%
                         ===========                        =====

Notes to Schedule of Investments (unaudited)

REIT     Real Estate Investment Trust

*        Non-income-producing security.

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.3%
Advertising Agencies - 0.9%
            1,908,762    Interpublic Group of Companies, Inc.*                                                          23,439,597
Advertising Services - 1.9%
            4,437,070    WPP Group PLC**                                                                                50,523,352
Apparel Manufacturers - 1.0%
            2,289,710    Burberry Group PLC**                                                                           17,720,387
               46,901    Hermes International                                                                            9,439,708
                                                                                                                        27,160,095
Audio and Video Products - 1.0%
              660,500    Sony Corp.                                                                                     26,316,460
Automotive - Cars and Light Trucks - 1.0%
            2,675,500    Nissan Motor Company, Ltd.                                                                     27,436,545
Automotive - Truck Parts and Equipment - Original - 0.3%
              187,316    Autoliv, Inc. (SDR)                                                                             8,937,085
Beverages - Wine and Spirits - 2.4%
            4,526,192    Diageo PLC**                                                                                   63,813,215
Brewery - 2.0%
            1,526,082    Heineken N.V.                                                                                  52,866,655
               87,000    Kirin Brewery Company, Ltd.                                                                       848,325
                                                                                                                        53,714,980
Broadcast Services and Programming - 1.2%
              555,289    Grupo Televisa S.A. (ADR)                                                                      32,650,993
Cable Television - 1.5%
              396,922    Comcast Corp. - Special Class A*                                                               13,257,195
              875,030    EchoStar Communications Corp. - Class A*                                                       25,594,627
                                                                                                                        38,851,822
Cellular Telecommunications - 1.0%
            9,879,294    Vodafone Group PLC**                                                                           26,232,583
Chemicals - Specialty - 1.9%
               50,803    Givaudan S.A. **                                                                               32,606,304
              154,653    Syngenta A.G.*, **                                                                             16,142,537
                                                                                                                        48,748,841
Commercial Banks - 1.8%
            2,602,000    DBS Group Holdings, Ltd.                                                                       23,481,194
              277,834    UBS A.G. **                                                                                    23,450,806
                                                                                                                        46,932,000
Cosmetics and Toiletries - 0.6%
            1,143,000    Shiseido Company, Ltd.                                                                         15,091,397
Diversified Minerals - 1.3%
            1,121,441    Companhia Vale do Rio Doce (ADR)*                                                              35,448,750
Diversified Operations - 6.3%
              418,620    Louis Vuitton Moet Hennessy S.A. #                                                             31,304,069
            3,357,941    Smiths Group PLC**                                                                             54,037,661
            2,276,748    Tyco International, Ltd. (New York Shares)                                                     76,954,082
                                                                                                                       162,295,812
Diversified Operations-Commercial Services - 2.1%
           18,161,927    Rentokil Initial PLC**                                                                         55,605,246
E-Commerce/Products - 1.5%
            1,132,475    Amazon.com, Inc.*                                                                              38,809,918
E-Commerce/Services - 4.6%
            5,382,085    IAC/InterActiveCorp*,#                                                                        119,859,033
Electronic Components - Miscellaneous - 3.7%
            2,992,265    Koninklijke (Royal) Philips Electronics N.V.                                                   82,406,978
              572,965    Koninklijke (Royal) Philips Electronics N.V. (New York Shares)                                 15,767,997
                                                                                                                        98,174,975
Electronic Design Automation - 0.3%
              483,368    Synopsys, Inc.*                                                                                 8,748,961
Finance - Investment Bankers/Brokers - 5.3%
              925,022    Citigroup, Inc.                                                                                41,570,489
            2,839,177    JPMorgan Chase & Co.                                                                           98,235,524
                                                                                                                       139,806,013
Finance - Mortgage Loan Banker - 0.6%
            1,023,809    Housing Development Finance Corporation, Ltd.                                                  17,007,307
Food - Diversified - 3.1%
              189,912    Nestle S.A. **                                                                                 51,937,742
              432,610    Unilever N.V.                                                                                  29,434,784
                                                                                                                        81,372,526
Health Care Cost Containment - 3.1%
            2,148,725    McKesson Corp.                                                                                 81,114,369
Insurance Brokers - 2.9%
            2,051,250    Willis Group Holdings, Ltd.                                                                    75,629,588
Investment Companies - 0.2%
              178,556    RHJ International*                                                                              5,102,559
Medical - Drugs - 1.0%
              126,375    Roche Holding A.G. **, #                                                                       13,539,425
              273,000    Takeda Pharmaceutical Company, Ltd.                                                            13,016,982
                                                                                                                        26,556,407
Medical - HMO - 2.5%
              693,780    UnitedHealth Group, Inc.                                                                       66,172,736
Medical - Hospitals - 0.7%
              679,838    Health Management Associates, Inc. - Class A#                                                  17,798,159
Money Center Banks - 0.5%
            1,564,202    ICICI Bank, Ltd.*                                                                              14,054,216
Multimedia - 6.3%
            1,116,095    News Corporation, Inc. - Class B#                                                              19,654,433
            1,493,496    Time Warner, Inc.*                                                                             26,210,855
            1,092,243    Vivendi Universal S.A. #                                                                       33,449,374
            2,890,232    Walt Disney Co.#                                                                               83,036,365
                                                                                                                       162,351,027
Oil Companies - Integrated - 1.3%
              149,580    Total S.A. - Class B                                                                           34,990,950
Petrochemicals - 1.2%
            2,511,666    Reliance Industries, Ltd.                                                                      31,349,887
Property and Casualty Insurance - 3.7%
                4,868    Millea Holdings, Inc.                                                                          70,860,129
            1,493,000    Mitsui Sumitomo Insurance Company, Ltd.                                                        13,694,308
            1,274,000    Sompo Japan Insurance, Inc.                                                                    13,302,286
                                                                                                                        97,856,723
Publishing - Books - 2.3%
            5,955,647    Reed Elsevier PLC**                                                                            61,736,841
Reinsurance - 1.9%
               17,581    Berkshire Hathaway, Inc. - Class B*                                                            50,211,336
Soap and Cleaning Preparations - 1.1%
              951,344    Reckitt Benckiser PLC**                                                                        30,241,435
Telephone - Integrated - 1.0%
                5,819    Nippon Telegraph & Telephone Corp.                                                             25,465,251
Television - 5.9%
           14,020,261    British Sky Broadcasting Group PLC**                                                          153,814,454
Toys - 2.4%
            1,613,028    Mattel, Inc.                                                                                   34,438,148
              253,100    Nintendo Company, Ltd.                                                                         27,631,520
                                                                                                                        62,069,668
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,957,622,562)                                                                             2,243,493,112
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.9%
                         Janus Institutional Cash Reserve Fund
       $  130,000,000      5.00% (cost $130,000,000)                                                                   130,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.9%
           77,444,900    State Street Navigator Securities Lending Prime Portfolio+ (cost $77,444,900)                  77,444,900
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.3%
       $   34,200,000    ABN Amro Bank N.V., 2.80%
                          dated 3/31/05, maturing 4/1/05
                          to be repurchased at $34,202,660
                          collateralized by $62,720,477
                          in U.S. Government Agencies
                          0% - 10.0%, 5/13/05 - 8/1/33
                          with a value of $34,884,000
                          (cost $34,200,000)                                                                            34,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 0.8%
                         Federal Home Loan Bank System
           20,000,000     2.85%, 8/2/05 (cost $19,805,250)                                                              19,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 4.8%
                         Societe Generale, New York
          125,000,000     2.875%, 4/1/05 (cost $125,000,000)                                                           125,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,344,072,712) - 100%                                                                 2,629,938,012
===================================================================================================================================

                        Geographic Summary of Investments
                           March, 31 2005 (unaudited)
Country                                   Value    % of Investment Securities
Belgium                              $    5,102,559            0.2%
Bermuda                                 152,583,670            5.8
Brazil                                   35,448,750            1.3
France                                  109,184,101            4.2
India                                    62,411,410            2.4
Japan                                   233,663,203            8.9
Mexico                                   32,650,993            1.2
Netherlands                             180,476,414            6.9
Singapore                                23,481,194            0.9
Switzerland                             137,676,814            5.2
United Kingdom                          513,725,174           19.5
United States++                       1,143,533,730           43.5
                     Total           $2,629,938,012           100.0%
                                     ==============           =====

++ Includes Short-Term Securities and Other Securities (28.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts

Open at March 31, 2005

Currency Sold and            Currency            Currency          Unrealized
Settlement Date             Units Sold        Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/15/05        42,400,000      $  80,071,128         $ (1,012,104)
British Pound 5/20/05        55,500,000        104,621,015             (800,505)
Swiss Franc 4/15/05          67,800,000         56,705,557           (1,225,135)
--------------------------------------------------------------------------------
Total                                        $ 241,397,700         $ (3,037,744)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

# Loaned security, a portion or all of the security is on loan as of March 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities lending arrangements as of March 31, 2005 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                            $718,179,286
--------------------------------------------------------------------------------

The Fund may invest in money market funds, including funds managed by Janus Capital. During the period ended March 31, 2005, the Fund recorded distributions from affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

                                            Purchases           Sales         Dividend        Market Value
                                           Shares/Cost       Shares/Cost       Income          at 3/31/05
----------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Janus Aspen Worldwide Growth Portfolio     $130,000,000              --         $541,638      $130,000,000
----------------------------------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Aspen Balanced Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Core Equity Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen Foreign Stock Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Risk-Managed Growth Portfolio, Janus Aspen Risk-Managed Core Portfolio, Janus Aspen Small Company Value Portfolio and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually the "Portfolio") are series funds. The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities maturing within 60 days and all money market securities in Janus Aspen Money Market Portfolio are valued at amortized cost, which approximates market value. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Repurchase Agreements

Repurchase agreements may be held by the Portfolios and are fully collateralized. Such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios' Trustees periodically review securities lending activities to monitor compliance with the securities lending procedures. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk.

The Portfolios will not have the right to vote on securities while they are being lent, however, the Portfolios will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC").

The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Portfolios and the lending agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

As of March 31, 2005, the Portfolios had on loan securities as indicated:

--------------------------------------------------------------------------------
                                                                   Value at
  Portfolio                                                     March 31, 2005
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                 $308,535,446
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                       22,029,213
--------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                            78,506,546
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                           9,965,809
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                     53,301,902
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                           3,917,236
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                       39,331,211
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                             50,867,835
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                           74,170,289
--------------------------------------------------------------------------------

As of March 31, 2005, the Portfolios received cash collateral in accordance with securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                             Cash Collateral at
  Portfolio                                                    March 31, 2005
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                 $316,615,175
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                       22,603,360
--------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                            80,104,661
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                          10,296,069
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                     54,524,719
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                           4,056,522
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                       41,098,052
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                             52,019,102
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                           77,444,900
--------------------------------------------------------------------------------

As of March 31, 2005, all cash collateral received by the Portfolios was invested in the State Street Navigator Securities Lending Prime Portfolio.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this daily mark-to-market evaluation.

Futures Contracts

All Portfolios except Janus Aspen Money Market Portfolio may enter into futures contracts. The Portfolios intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian.

Forward Currency Transactions

All Portfolios except Janus Aspen Money Market Portfolio may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2005. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at March 31, 2005, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Portfolios may engage in "short sales against the box." Short sales against the box involves selling either a security that the Portfolios owns, or a security equivalent in kind and amount to the security sold short that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

All Portfolios except Janus Aspen Flexible Income Portfolio and Janus Aspen Money Market Portfolio may also engage in "naked" short sales. Naked short sales involve the Portfolio selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Portfolio sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Portfolio will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Portfolio may recognize upon termination of a short sale.

Additional Investment Risk

The Portfolios may be invested in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer.

Options Contracts

All Portfolios except for Janus Aspen Money Market Portfolio may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Aspen Risk-Managed Core Portfolio and the Janus Aspen Risk-Managed Growth Portfolio may use options contracts to gain exposure to the stock market for the pending investment of cash balances or to meet liquidity needs.

When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Portfolios may be party to an interfund lending agreement between the Portfolios and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolios' total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured. During the period there were no outstanding borrowing or lending arrangements for the Portfolios.

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of March 31, 2005, the Portfolio's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

------------------------------------------------------------------------------------------------------------------------------------
                                                          Federal Tax         Unrealized         Unrealized        Net Appreciation/
                                                             Cost            Appreciation      (Depreciation)       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced  Portfolio                         $2,819,544,255       $302,179,542      $(64,884,946)         $237,294,596
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Core Equity Portfolio                            9,123,229          1,813,131          (242,715)            1,570,416
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                 630,318,969        296,531,427        (8,009,018)          288,522,409
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                      500,481,895          3,685,012        (7,683,094)          (3,998,082)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Foreign Stock Portfolio                         15,180,939          3,671,308           (61,613)            3,609,695
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                  26,611,765          7,215,232        (1,135,758)            6,079,474
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                    150,422,358         43,080,804       (20,242,103)           22,838,701
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                             1,100,733,073        276,829,700       (78,185,064)          198,644,636
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                     72,083,804         14,778,356        (2,770,376)           12,007,980
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                 832,312,214        258,069,867       (14,741,537)          243,328,330
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio                          11,982,319                 --                --                    --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                       983,751,983        430,682,282       (29,633,564)          401,048,718
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                         39,176,553          5,885,018        (1,003,073)            4,881,945
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed Core Portfolio                     17,925,448          2,255,626          (402,782)            1,852,844
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed Growth Portfolio                    9,456,561          1,142,479          (311,689)              830,790
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Small Company Value Portfolio                    2,251,136            506,975           (94,514)              412,461
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                   2,349,585,065        321,292,635       (40,939,688)          280,352,947
------------------------------------------------------------------------------------------------------------------------------------

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

All Portfolios except Janus Aspen Money Market Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs.

Restricted Securities Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security which the Portfolios seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series
By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date: May 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date:  May 6, 2005

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

Date:  May 6, 2005